PAGE 1
                                SECURITIES AND EXCHANGE COMMISSION

                                      Washington, D.C.  20549

                                             Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  29  (File No. 33-5102)             X
                             ----                              ---

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  32  (File No. 811-4647)                           X
              ----                                             ---


IDS SPECIAL TAX-EXEMPT SERIES TRUST
IDS Tower 10, Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b)
  X  on Aug. 29, 1997 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on
     (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year will be filed on or about Aug. 28, 1997.

PAGE 2
Cross reference sheet for IDS California, Massachusetts, Michigan, Minnesota, New York, Ohio and Insured Tax-Exempt Funds' prospectuses and Statements of Additional Information of the information called for by the items enumerated in Part A and Part B of Form N-1A.

          PART A                                                     PART B

                  Section                                                    Section in
  Item No.        in Prospectus                               Item No.       Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         Sales charge and Fund expenses                11           Table of Contents
      (b)         The Fund in brief
      (c)         The Fund in brief                             12           NA

     3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
      (b)         NA                                                           appendices except Dollar-Cost Averaging
      (c)         Performance                                     (b)        Additional Investment Policies
      (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                  (d)        Security Transactions
     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund is organized            14(a)        Board members and Officers of the Fund;**
      (b)         Investment policies and risks                                Board members and Officers
      (c)         Investment policies and risks                   (b)        Board members and Officers
                                                                  (c)        Board members and Officers
     5(a)         Board members and officers; Board members and
                    officers of the Fund (listing)              15(a)        NA
      (b)(i)      Investment manager;                             (b)        NA
                  About American Express Financial                (c)        Board members and Officers
                    Corporation -- General information
      (b)(ii)     Investment manager                            16(a)(i)     How the Fund is organized; About American
      (b)(iii)    Investment manager                                           Express Financial Corporation**
      (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
      (d)         Administrator and transfer agent                             Agreement, Plan and
      (e)         Administrator and transfer agent                             Agreement of Distribution
      (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
      (g)         Investment manager;                             (b)        Agreements: Investment Management Services Agreement
                    About American Express Financial              (c)        NA
                    Corporation -- General information            (d)        Agreements: Administrative Services
                                                                               Agreement, Shareholder Service Agreement
    5A(a)         *                                               (e)        NA
      (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                  (g)        NA
     6(a)         Shares; Voting rights                           (h)        Custodian; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
      (c)         NA
      (d)         Voting rights                                 17(a)        Security Transactions
      (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
      (f)         Dividend and capital gain distributions;                   with American Express Financial Corporation
                    Reinvestments                                 (c)        Security Transactions
      (g)         Taxes                                           (d)        Security Transactions
      (h)         Alternative purchase arrangements               (e)        Security Transactions

     7(a)         Distributor                                   18(a)        Shares; Voting rights**
      (b)         Valuing Fund shares                             (b)        NA
      (c)         How to purchase, exchange or redeem shares
      (d)         How to purchase shares                        19(a)        Investing in the Fund
      (e)         NA                                              (b)        Valuing Fund Shares; Investing in the Fund
      (f)         Distributor                                     (c)        Redeeming Shares

     8(a)         How to redeem shares                          20           Taxes
      (b)         NA
      (c)         How to purchase shares:  Three ways to invest 21(a)        Agreements: Distribution Agreement
      (d)         How to purchase, exchange or redeem shares:     (b)        Agreements: Distribution Agreement
                    Redemption policies -- "Important..."         (c)        NA

     9            None                                          22(a)        Performance Information (for money market
                                                                               funds only)
                                                                  (b)        Performance Information (for all funds except
                                                                               money market funds)

                                                                23           Financial Statements

*Designates information is located in annual report.
**Designates location in prospectus.


PAGE 3
IDS California Tax-Exempt Trust
  California Tax-Exempt Fund
IDS Special Tax-Exempt Series Trust
  Massachusetts Tax-Exempt Fund
  Michigan Tax-Exempt Fund
  Minnesota Tax-Exempt Fund
  New York Tax-Exempt Fund
  Ohio Tax-Exempt Fund


Prospectus
August 29, 1997

The goal of each Fund is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation.


This prospectus contains facts that can help you decide if one of the Funds is the right investment for you. Read it before you invest and keep it for future reference.


Additional  facts about the Funds are in a Statement of  Additional  Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated here by reference. For a free copy, contact American Express Shareholder Service.


Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the Funds:

o  are not bank deposits
o  are not federally insured
o  are not endorsed by any bank or government agency
o  are not guaranteed to achieve their goals

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
800-862-7919
TTY:  800-846-4852
Web site address: http://www.americanexpress.com/advisors

PAGE 4
Table of contents

The Funds in brief
        Goal
        Investment policies and risks
        Manager and distributor
        Portfolio manager
        Alternative purchase arrangements


Sales charge and Fund expenses

Performance
        Financial highlights
        Total returns
        Yield

Investment policies and risks
        Facts about investments and their risks
        Alternative investment option
        Valuing Fund shares

How to purchase, exchange or redeem shares
 Alternative purchase arrangements
 How to  purchase shares
 How to  exchange shares
 How to redeem shares
 Reductions and waivers of the sales charge

Special shareholder services
        Services
        Quick telephone reference

Distributions and taxes
        Dividend and capital gain distributions
        Reinvestments
        Taxes
        How to determine the correct TIN


How the Funds are organized
        Shares
        Voting rights
        Shareholder meetings
        Board members and officers
        Investment manager
        Administrator and transfer agent
        Distributor


About American Express Financial Corporation
        General information

PAGE 5
Appendices

        Description of bond ratings


        1997 state tax-exempt and taxable equivalent yield calculations


        Descriptions of derivative instruments

PAGE 6
The Funds in brief

Goal

Each Fund seeks to provide shareholders a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.


Investment policies and risks


Each Fund is a non-diversified mutual fund that invests primarily in high- or medium-grade municipal securities that are generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds subject to the alternative minimum tax computation. Other investments may include debt securities sold at a deep discount, taxable investments and derivative instruments.


Each of the Funds may invest in lower-quality securities that tend to be more price volatile than higher-quality securities. Additionally, non-diversified mutual funds may have more market risk than funds that have broader diversification. For further information, refer to the later section in the prospectus titled "Investment policies and risks" and the SAI.


Manager and distributor


The Funds are managed by American Express Financial Corporation (AEFC), a provider of financial services since 1894. AEFC currently manages more than $65 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Funds are sold through American Express Financial Advisors Inc., a wholly-owned subsidiary of AEFC.


Portfolio manager


Paul Hylle joined AEFC in 1993 and serves as portfolio manager. He also is portfolio manager of IDS Insured Tax-Exempt Fund. Prior to joining AEFC, he had been a portfolio manager at Lutheran Brotherhood.


Alternative purchase arrangements


Each Fund offers its shares in two classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee.

PAGE 7
Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of assets. Operating expenses are reflected in each Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses

Maximum sales charge on purchases (as a percentage of offering price)*

          California     Massachusetts     Michigan     Minnesota     New York     Ohio
Class A   5%             5%                5%           5%            5%           5%
Class B   0%             0%                0%           0%            0%           0%

Maximum deferred sales charge imposed on redemptions (as a percentage of original purchase price)

          California     Massachusetts     Michigan     Minnesota     New York     Ohio
Class A   0%             0%                0%           0%            0%           0%
Class B   5%             5%                5%           5%            5%           5%

Annual Fund operating expenses (as a percentage of average daily net assets):

California
                                       Class A   Class B
Management fee                         0.47%     0.47%
12b-1 fee                              0.00%     0.75%
Other expenses**                       0.30%     0.30%
Total                                  0.77%     1.52%

Massachusetts
                                       Class A   Class B
Management fee                         0.47%     0.47%
12b-1 fee                              0.00%     0.75%
Other expenses**                       0.37%     0.37%
Total                                  0.84%     1.59%

Michigan
                                       Class A   Class B
Management fee                         0.47%     0.47%
12b-1 fee                              0.00%     0.75%
Other expenses**                       0.34%     0.34%
Total                                  0.81%     1.56%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."

**Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.

PAGE 8
Minnesota
                                       Class A   Class B
Management fee                         0.46%     0.46%
12b-1 fee                              0.00%     0.75%
Other expenses**                       0.29%     0.29%
Total                                  0.75%     1.50%

New York
                                       Class A   Class B
Management fee                         0.47%     0.47%
12b-1 fee                              0.00%     0.75%
Other expenses**                       0.34%     0.34%
Total                                  0.81%     1.56%

Ohio
                                       Class A   Class B
Management fee                         0.47%     0.47%
12b-1 fee                              0.00%     0.75%
Other expenses**                       0.36%     0.37%
Total                                  0.83%     1.59%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."


**Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.


Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

California
                    1 year       3 years      5 years   10 years
Class A             $ 57         $ 73         $ 91      $141
Class B             $ 65         $ 88         $103      $161**
Class B*            $ 15         $ 48         $ 83      $161**

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

Massachusetts
                    1 year       3 years      5 years   10 years
Class A             $ 58         $ 75         $ 94      $149
Class B             $ 66         $ 90         $107      $169**
Class B*            $ 16         $ 50         $ 87      $169**

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

PAGE 9
Michigan
                    1 year       3 years      5 years   10 years
Class A             $ 58         $ 75         $ 93      $146
Class B             $ 66         $ 89         $105      $166**
Class B*            $ 16         $ 49         $ 85      $166**

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

Minnesota
                    1 year       3 years      5 years   10 years
Class A             $ 57         $ 73         $ 90      $139
Class B             $ 65         $ 87         $102      $159**
Class B*            $ 15         $ 47         $ 82      $159**

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

New York
                    1 year       3 years      5 years   10 years
Class A             $ 58         $ 75         $ 93      $146
Class B             $ 66         $ 89         $105      $166**
Class B*            $ 16         $ 49         $ 85      $166**

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

Ohio
                    1 year       3 years      5 years   10 years
Class A             $ 58         $ 75         $ 94      $148
Class B             $ 66         $ 90         $107      $169**
Class B*            $ 16         $ 50         $ 87      $169**

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

PAGE 10
Performance

Financial highlights

IDS California Tax-Exempt Trust
IDS California Tax-Exempt Fund
Performance
Financial highlights
Fiscal period ended June 30,
                  Per share income and capital changes(a)
                                         Class A
                      1997     1996    1995    1994     1993     1992     1991    1990     1989(c)  1988(b)  1987(b)

Net asset value,     $5.15    $5.16   $5.13   $5.41    $5.18    $4.94    $4.89   $4.97    $4.82    $4.66    $5.07
beginning of period
                  Income from investment operations:
Net investment         .29      .28     .30     .31      .30      .31      .32     .32      .16      .32      .32
income

Net gains              .10      .02     .03    (.28)     .23      .24      .05    (.08)     .15      .16     (.41)
(losses)
(both realized
and unrealized)

Total from             .39      .30     .33     .03      .53      .55      .37     .24      .31      .48     (.09)
investment
operations
                  Less distributions:

Dividends from        (.29)    (.28)   (.30)   (.31)    (.30)    (.31)    (.32)   (.32)    (.16)    (.32)    (.32)
net
investment income

Distributions         (.01)    (.03)     --      --       --       --       --      --       --       --       --
from
realized gains

Total                 (.30)    (.31)   (.30)   (.31)    (.30)    (.31)    (.32)   (.32)    (.16)    (.32)    (.32)
distributions

Net asset value,     $5.24    $5.15   $5.16   $5.13    $5.41    $5.18    $4.94   $4.89    $4.97    $4.82    $4.66
end of period
                  Ratios/supplemental data:
                                         Class A
                      1997     1996    1995    1994     1993     1992     1991    1990     1989(c)  1988(b)  1987(b)

Net assets, end       $232     $234    $239    $255     $261     $222     $185    $142      $95      $63      $40
of period (in
millions)

Ratio of               .77%     .80%    .65%    .61%     .63%     .64%     .60%    .62%     .64%(d)  .72%     .78%
expenses to
average daily net
assets(f)

Ratio of net          5.64%    5.40%   5.89%   5.67%     .78%    6.16%    6.51%   6.53%    6.67%(d) 6.61%    6.74%
income to
average daily
net assets

Portfolio               14%      15%     48%     27%       5%       7%      23%     20%       6%      13%      16%
turnover rate
(excluding
short-term
securities)

Total return(e)        7.8%     6.0%    6.5%      .4%   10.8%    11.4%     7.7%    5.0%     6.5%    10.5%    (1.6%)






 PAGE 11
              (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
               (b) Fiscal years ended Dec. 31, 1987 and Dec. 31, 1988.
               (c) Six months ended June 30, 1989.  The Fund's fiscal year end was changed from Dec. 31 to June 30, effective 1989.
               (d) Adjusted to an annual basis.
               (e) Total return does not reflect payment of a sales charge.
               (f) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

Fiscal period ended June 30,
                  Per share income and capital changes(a)
                          Class B
                        1997     1996    1995(b)

Net asset value,       $5.15    $5.16   $5.21
beginning of
period
                   Income from investment operations:

Net investment           .25      .24     .09
income

Net gains  (losses)      .10      .02    (.05)
(both  realized and
unrealized)

Total from               .35      .26     .04
investment operations

                   Less distributions:
Dividends from net      (.25)    (.24)   (.09)
investment income

Distributions           (.01)    (.03)     --
from
realized gains

Total                   (.26)    (.27)   (.09)
distributions

Net asset value,       $5.24    $5.15   $5.16
end of period
                   Ratios/supplemental data:
                          Class B

                        1997     1996    1995(b)

Net assets, end of       $10       $6      $2
period (in
millions)

Ratio of expenses       1.52%    1.57%   1.51%(c)
to average daily net
assets(e)

Ratio of net            4.94%    4.64%   4.87%(c)
income to
average daily net
assets

Portfolio                 14%      15%     48%
turnover rate
(excluding short-term
securities)

Total return(d)          7.0%     5.2%     .8%

               (a) For a share outstanding throughout the period.
                   Rounded to the nearest cent.
               (b) Inception date was March 20, 1995.
               (c) Adjusted to an annual basis.
               (d) Total return does not reflect payment of a sales charge.
               (e) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

PAGE 12

IDS Special Tax-Exempt Series Trust
IDS Massachusetts Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                  Per share income and capital changes(a)
                                          Class A

                        1997     1996    1995    1994    1993     1992    1991    1990    1989    1988
Net asset value,       $5.30    $5.27   $5.24   $5.49   $5.20    $4.96   $4.88   $5.01   $4.91   $5.00
beginning of period
                  Income from investment operations:

Net investment           .29      .28     .30     .30     .30      .31     .32     .32     .32     .31
income

Net gains (losses)       .12      .03     .03    (.25)    .29      .24     .08    (.12)    .12    (.06)
(both realized
and unrealized)

Total from               .41      .31     .33     .05     .59      .55     .40     .20     .44     .25
investment
operations
                   Less distributions:

Dividends  from  net    (.29)    (.28)   (.30)   (.30)   (.30)    (.31)   (.32)   (.32)   (.32)   (.31)
investment income

Distributions  from       --       --      --      --      --       --      --    (.01)   (.02)   (.03)
realized gains

Total distributions     (.29)    (.28)   (.30)   (.30)   (.30)    (.31)   (.32)   (.33)   (.34)   (.34)

Net asset value,       $5.42    $5.30   $5.27   $5.24   $5.49    $5.20   $4.96   $4.88   $5.01   $4.91
end of period
                    Ratios/supplemental data:
                                          Class A

                        1997     1996    1995    1994    1993     1992    1991    1990    1989    1988

Net assets, end of       $67      $68     $68     $72     $64      $44     $27     $19     $13      $4
period (in
millions)

Ratio of expenses        .84%     .86%    .72%   .69%     .72%     .72%    .69%    .70%    .84%    .93%(b)
to average daily net
assets(c)

Ratio of net            5.32%    5.26%   5.74%  5.40%    5.57%    6.05%   6.53%   6.59%   6.55%   6.40%(b)
income to
average daily net
assets

Portfolio turnover         8%       6%     16%     6%      --%       2%     16%     36%     25%     34%
rate (excluding
short-term
securities)

Total return(d)          7.8%     6.0%    6.5%    .9%    11.5%    11.4%    8.5%    4.2%    9.2%    5.3%

               (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
               (b) Duringthe  period from July 2, 1987 to March 31,  1988,  AEFC voluntarily  reimbursed  the Fund for  expenses  in excess of
                   0.75% of its average  daily net assets,  on an annual  basis.
                   Had AEFC not done so, the ratio of expenses  and ratio of net
                   investment   income   would   have  been   1.30%  and  6.03%,
                   respectively.
               (c) Effective  fiscal year 1996,  expense ratio is based on total expenses of the Fund before  reduction of earnings credits on cash balances.
               (d) Total return does not reflect payment of a sales charge.

PAGE 13
Fiscal period ended June 30,
                    Per share income and capital changes(a)
                            Class B

                          1997    1996    1995(b)
Net asset value,         $5.30   $5.27   $5.31
beginning of period
                    Income from investment operations:
Net investment             .25     .24     .09
income

Net gains (losses)         .12     .03    (.04)
(both realized
and unrealized)

Total from                 .37     .27     .05
investment
operations
                    Less distributions:

Dividends from net        (.25)   (.24)   (.09)
investment income

Net asset value,         $5.42   $5.30   $5.27
end of period
                    Ratios/supplemental data:

                            Class B
                          1997    1996    1995(b)

Net assets,                 $8      $6      $2
end of period (in
millions)

Ratio of expenses         1.59%   1.63%   1.59%(c)
to average daily net
assets(d)

Ratio of net              4.58%   4.51%   4.83%(c)
income to average
daily net assets

Portfolio turnover           8%      6%     16%
rate (excluding
short-term
securities)

Total return(e)            7.0%    5.2%     .9%

                (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
                (b) Inception date was March 20, 1995.
                (c) Adjusted to an annual basis.
                (d) Effective fiscal year 1996,  expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.
                (e) Total return does not reflect payment of a sales charge.

PAGE 14

IDS Special Tax-Exempt Series Trust
IDS Michigan Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                   Per share income and capital changes(a)
                                         Class A

                       1997     1996    1995    1994     1993    1992    1991    1990     1989    1988

Net asset value,      $5.36    $5.39   $5.35   $5.60    $5.31   $5.04   $4.96   $5.08    $4.85   $5.00
beginning of period
                   Income from investment operations:

Net investment          .29      .30     .30     .31      .31     .32     .32     .32      .32     .31
income

Net gains (losses)      .08      .04     .05    (.25)     .29     .27     .08    (.12)     .23    (.11)
(both realized
and unrealized)

Total from              .37      .34     .35     .06      .60     .59     .40     .20      .55     .20
investment
operations
                   Less distributions:

Dividends from net     (.29)    (.30)   (.31)   (.31)    (.31)   (.32)   (.32)   (.32)    (.32)   (.31)
investment income

Distributions            --     (.07)     --      --       --      --      --      --       --    (.04)
from realized gains

Total                  (.29)    (.37)   (.31)   (.31)    (.31)   (.32)   (.32)   (.32)    (.32)   (.35)
distributions

Net asset value,      $5.44    $5.36   $5.39   $5.35    $5.60   $5.31   $5.04   $4.96    $5.08   $4.85
end of period
                   Ratios/supplemental data:
                                         Class A

                       1997     1996    1995    1994     1993    1992    1991    1990     1989    1988

Net assets, end of      $77      $79     $78     $77      $72     $55     $41     $29      $16      $8
period (in
millions)

Ratio of expenses       .81%     .82%    .70%    .65%     .68%    .67%    .67%    .71%     .81%    .87%(b)
to average daily net
assets(c)

Ratio of net           5.38%    5.37%   5.71%   5.43%    5.64%   6.18%   6.45%   6.47%    6.50%   6.56%(b)
income to
average daily net
assets

Portfolio                21%      29%     48%     16%       2%     --%      3%      5%      10%     14%
turnover rate
(excluding short-term
securities)

Total return(d)         7.1%     6.3%    6.6%    1.0%    11.6%   12.0%    8.3%    4.1%    11.7%    4.4%

               (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
               (b) Duringthe  period from July 2, 1987 to March 31,  1988,  AEFC voluntarily  reimbursed  the Fund for  expenses  in excess of
                   0.75% of its average daily net assets, on an annual basis.
                   Had AEFC not done so, the ratio of expenses  and ratio of net
                   investment   income   would   have  been   1.09%  and  6.34%,
                   respectively.
               (c) Effective  fiscal year 1996,  expense ratio is based on total expenses of the Fund before  reduction of earnings credits on cash balances.
               (d) Total return does not reflect payment of a sales charge.

PAGE 15
Fiscal period ended June 30,
                    Per share income and capital changes(a)
                          Class B

                        1997     1996    1995(b)
Net asset value,       $5.36    $5.39   $5.43
beginning of
period
                   Income from investment operations:

Net investment           .25      .25     .09
income

Net gains (losses)       .08      .04    (.04)
(both realized
and unrealized)

Total from               .33      .29     .05
investment
operations

                   Less distributions:

Dividends from net      (.25)    (.25)   (.09)
investment income

Distributions             --     (.07)     --
from realized gains

Total                   (.25)    (.32)   (.09)
distributions

Net asset value,       $5.44    $5.36   $5.39
end of period
                   Ratios/supplemental data:
                          Class B

                        1997     1996    1995(b)
Net assets, end of        $4       $3      $1
period (in
millions)

Ratio of expenses       1.56%    1.59%   1.62%(c)
to average daily net
assets(d)

Ratio of net            4.65%    4.63%   4.89%(c)
income to
average daily net
assets

Portfolio                 21%      29%     48%
turnover rate
(excluding short-term
securities)

Total return(e)          6.3%     5.6%     .9%

               (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
               (b) Inception date was March 20, 1995.
               (c) Adjusted to an annual basis.
               (d) Effective  fiscal year 1996,  expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
               (e) Total return does not reflect payment of a sales charge.

PAGE 16

IDS Special Tax-Exempt Series Trust
IDS Minnesota Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                   Per share income and capital changes(a)
                                           Class A

                        1997     1996    1995    1994    1993     1992    1991    1990    1989(c)  1988(b)  1987(b)

Net asset value,       $5.20    $5.19   $5.16   $5.44   $5.22    $5.01   $4.95   $5.05   $4.86    $4.76    $5.18
beginning of period
                   Income from investment operations:

Net investment           .31      .30     .31     .31     .31      .33     .33     .32     .16      .33      .33
income

Net gains (losses)       .10      .01     .03    (.28)    .22      .21     .06    (.10)    .19      .10     (.42)
(both realized
and unrealized)

Total from               .41      .31     .34     .03     .53      .54     .39     .22     .35      .43     (.09)
investment
operations
                   Less distributions:

Dividends from net      (.31)    (.30)   (.31)   (.31)   (.31)    (.33)   (.33)   (.32)   (.16)    (.33)    (.33)
investment income

Net asset value,       $5.30    $5.20   $5.19   $5.16   $5.44    $5.22   $5.01   $4.95   $5.05    $4.86    $4.76
end of period
                   Ratios/supplemental data:
                                           Class A

                        1997     1996    1995    1994    1993     1992    1991    1990    1989(c)  1988(b)  1987(b)

Net assets, end of      $376     $393    $403    $408    $402     $313    $233    $181    $121      $82      $50
period (in millions)

Ratio of expenses        .75%+    .80%    .67%    .66%    .67%     .66%    .63%    .64%    .65%(d)  .65%     .78%
to average daily net
assets(f)

Ratio of net            5.81%    5.66%   6.01%   5.73%   5.91%    6.43%   6.67%   6.62%   6.84%(d) 6.73%    6.83%
income to
average daily net
assets

Portfolio                 14%      13%     28%     13%      2%       7%     10%      8%     --%      14%      40%
turnover rate
(excluding
short-term
securities)

Total return(e)          8.1%     5.9%    6.8%     .4%   10.5%    11.0%    8.2%    4.8%    7.4%     9.3%    (1.4%)

               (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
               (b) Fiscal years ended Dec. 31, 1987 and Dec. 31, 1988.
               (c) Six months ended June 30, 1989.  The Fund's fiscal year end was changed from Dec. 31 to June 30, effective 1989.
               (d) Adjusted to an annual basis.
               (e) Total return does not reflect payment of a sales charge.
               (f) Effective  fiscal  year 1996,  expense  ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

PAGE 17
Fiscal period ended June 30,
                   Per share income and capital changes(a)
                          Class B

                        1997     1996     1995(b)
Net asset value,       $5.20    $5.19    $5.24
beginning of period
                   Income from investment operations:

Net investment           .27      .26      .09
income

Net gains (losses)       .10      .01     (.05)
(both realized and
 unrealized)

Total from               .37      .27      .04
investment operations

                   Less distributions:

Dividends from net      (.27)    (.26)    (.09)
investment income

Net asset value,       $5.30    $5.20    $5.19
end of period
                   Ratios/supplemental data:
                          Class B
                        1997     1996     1995(b)

Net assets, end of       $22      $16       $4
period (in millions)

Ratio of expenses       1.50%    1.57%    1.27%(c)
to average daily net
assets(e)

Ratio of net            5.05%    4.94%    5.40%(c)
income to average daily
net assets

Portfolio                 14%      13%      28%
turnover rate
(excluding short-term
securities)

Total return(d)          7.2%     5.2%      .8%

               (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
               (b) Inception date was March 20, 1995.
               (c) Adjusted to an annual basis.
               (d) Total return does not reflect payment of a sales charge.
               (e) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

PAGE 18

IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                  Per share income and capital changes(a)
                                          Class A

                         1997     1996     1995     1994     1993     1992     1991     1990     1989(c)  1988(b)  1987(b)

Net asset value,        $5.06    $5.09    $5.12    $5.41    $5.13    $4.86    $4.80    $4.87    $4.73    $4.58    $5.07
beginning of period
                    Income from investment operations:

Net investment            .28      .29      .30      .30      .30      .31      .31      .31      .16      .31      .31
income

Net gains (losses)        .09     (.03)    (.03)    (.29)     .28      .27      .06     (.07)     .14      .15     (.49)
(both realized
and unrealized)

Total from                .37      .26      .27      .01      .58      .58      .37      .24      .30      .46     (.18)
investment
operations
                    Less distributions:

Dividends from net       (.28)    (.29)    (.30)    (.30)    (.30)    (.31)    (.31)    (.31)    (.16)    (.31)    (.31)
investment income

Net asset value,        $5.15    $5.06    $5.09    $5.12    $5.41    $5.13    $4.86    $4.80    $4.87    $4.73    $4.58
end of period
                    Ratios/supplemental data
                                      Class A

                         1997     1996     1995     1994     1993     1992     1991     1990     1989(c)  1988(b)  1987(b)

Net assets, end of       $108     $115     $120     $120     $117      $95      $79      $68      $49      $34      $21
period (in millions)

Ratio of expenses         .81%     .82%     .70%     .65%     .67%     .67%     .65%     .65%     .66%(d)  .71%     .88%
to average daily net
assets(f)

Ratio of net             5.55%    5.51%    6.00%    5.61%    5.79%    6.26%    6.53%    6.57%    6.78%(d) 6.61%    6.79%
income to
average daily net
assets

Portfolio turnover         12%       9%      20%      10%      --%       8%      17%       8%       1%       6%      20%
rate (excluding
short-term
securities)

Total return(e)           7.6%     5.2%     5.5%      .1%    11.6%    12.3%     8.2%     5.0%     6.5%    10.3%    (3.4%)

               (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
               (b) Fiscal years ended Dec. 31, 1987 and Dec. 31, 1988.
               (c) Six months ended June 30, 1989. The Fund's fiscal year was changed from Dec. 31 to
                   June 30, effective 1989.
               (d) Adjusted to an annual basis.
               (e) Total return does not reflect payment of a sales charge.
               (f) Effective  fiscal year 1996,  expense ratio is based on total expense of the Fund before  reduction of earnings  credits on cash balances.

PAGE 19
IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,

                       Per share income and capital changesa
                                 Class B

                             1997     1996     1995(b)
Net asset value,            $5.06    $5.09    $5.17
beginning of period
                       Income from investment operations:
Net investment income         .25      .25      .09

Net gains (losses)            .09     (.03)    (.08)
(both realized
and unrealized

Total from investment         .34      .22      .01
operations
                       Less distributions:

Dividends from net           (.25)    (.25)    (.09)
investment income

Net asset value,            $5.15    $5.06    $5.09
end of period
                       Ratios/supplemental data
                          Class B

                             1997     1996     1995(b)

Net assets, end of             $8       $5       $2
period (in millions)

Ratio of expenses to         1.56%    1.59%    1.59%(d)
average daily net
assets(e)

Ratio of net income          4.81%    4.79%    5.42%(d)
to average daily net
assets

Portfolio turnover             12%       9%      20%
rate (excluding
short-term
securities)

Total return(c)               6.8%     4.4%      .2%

               (a) For a share outstanding thoughout the period.
                   Rounded to the nearest cent.
               (b) Inception date was March 20, 1995.
               (c) Total return does not reflect payment of a sales charge.
               (d) Adjusted to an annual basis.
               (e) Effective fiscal year 1996, expense ratio is based on total expense of the Fund before
                   reduction of earnings credits on cash balances.

PAGE 20

IDS Special Tax-Exempt Series Trust
IDS Ohio Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                   Per share income and capital changes(a)
                                          Class A
                       1997     1996    1995     1994     1993    1992    1991    1990    1989     1988

Net asset value,      $5.28    $5.28   $5.26    $5.58    $5.28   $5.01   $4.94   $5.04   $4.87    $5.00
beginning of period
                   Income from investment operations:
Net investment          .29      .29     .29      .30      .30     .31     .32     .31     .31      .32
income

Net gains (losses)      .10      .01     .03     (.32)     .31     .27     .07    (.09)    .18     (.10)
(both realized
and unrealized)

Total from              .39      .30     .32     (.02)     .61     .58     .39     .22     .49      .22
investment operations
                   Less distributions:

Dividends  from  net   (.29)    (.29)   (.30)    (.30)    (.30)  (.31)    (.32)   (.31)   (.31)    (.32)
investment income

Distributions            --     (.01)     --       --     (.01)    --       --    (.01)   (.01)    (.03)
from realized gains

Total                  (.29)    (.30)   (.30)    (.30)    (.31)  (.31)    (.32)   (.32)   (.32)    (.35)
distributions

Net asset value,      $5.38    $5.28   $5.28    $5.26    $5.58  $5.28    $5.01   $4.94   $5.04    $4.87
end of period
                   Ratios/supplemental data:
                                          Class A
                       1997     1996    1995     1994     1993   1992     1991    1990    1989     1988

Net assets, end of      $67      $72     $73      $72      $65    $47      $33     $25     $16       $8
period (in
millions)

Ratio of expenses       .83%     .85%    .71%     .66%     .67%   .70%     .68%    .70%    .82%     .86%(b)
to average daily net
assets(d)

Ratio of net           5.46%    5.35%   5.65%    5.44%    5.65%  6.14%    6.41%   6.43%   6.40%    6.64%(b)
income to average daily
net assets

Portfolio                 9%      24%     45%      11%      --%     5%       2%      6%     10%      --%
turnover rate
(excluding short-term
securities)

Total return(c)         7.4%     5.7%    6.2%     (.5%)   12.1%  11.9%     8.1%    4.6%   10.5%     4.7%

                      (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
                      (b) During the period from July 2, 1987 to March 31, 1988,
                          AEFC  voluntarily  reimbursed the Fund for expenses in
                          excess of 0.75% of its average daily net assets, on an
                          annual  basis.  Had AEFC not  done  so,  the  ratio of
                          expenses and ratio of net investment income would have
                          been 1.09% and 6.41%, respectively.
                      (c) Total return does not reflect payment of a sales charge.
                      (d) Effective fiscal year 1996, expense ratio is based on total expense of the
                          Fund  before  reduction  of  earnings  credits on cash
balances.

PAGE 21
Fiscal period ended June 30,
                   Per share income and capital changes(a)
                          Class B
                        1997     1996     1995(b)
Net asset value,       $5.28    $5.28    $5.34
beginning of period
                   Income from investment operations:

Net investment           .25      .24      .09
income

Net gains  (losses)      .10      .01     (.06)
(both  realized and
unrealized)

Total from               .35      .25      .03
investment operations

                   Less distributions:

Dividends from net      (.25)    (.24)    (.09)
investment income

Distributions             --     (.01)      --
from realized gains

Total                   (.25)    (.25)   (.09)
distributions

Net asset value,       $5.38    $5.28   $5.28
end of period
                   Ratios/supplemental data:
                          Class B

                        1997     1996    1995(b)
Net assets, end of        $4       $2      $1
period (in millions)

Ratio of expenses       1.59%    1.59%   1.66%(c)
to average daily net
assets(e)

Ratio of net            4.74%    4.63%   4.58%(c)
income to
average daily net
assets

Portfolio                  9%      24%     45%
turnover rate
(excluding short-term
securities)

Total return(d)          6.6%     5.0%     .6%

                (a) For a share outstanding throughout the period.  Rounded to the nearest cent.
                (b) Inception date was March 20, 1995.
                (c) Adjusted to an annual basis.
                (d) Total return does not reflect payment of a sales charge.
                (e) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before
                    reduction of earnings credits on cash balances.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of each Fund are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge.

PAGE 22
Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of June 30, 1997

Purchase         1 year    Since        5 years    10 years
made             ago       inception    ago        ago
California
Fund:
  Class A       +2.38%        --%       +5.15%       +6.99%
  Class B       +2.95%     +3.94%*         --%          --%

Massachusetts Fund:
  Class A       +2.42%        --%       +5.37%       +6.52%
  Class B       +3.00%     +4.05%*         --%          --%

Michigan Fund:
  Class A       +1.77%        --%       +5.39%       +6.71%
  Class B       +2.32%     +3.85%*         --%          --%

Minnesota Fund:
  Class A       +2.65%        --%       +5.20%       +6.97%
  Class B       +3.23%     +4.19%*         --%          --%

New York Fund:
  Class A       +2.22%        --%       +4.85%       +7.01%
  Class B       +2.80%     +3.37%*         --%          --%

Ohio Fund:
  Class A       +2.05%        --%       +5.03%       +6.47%
  Class B       +2.62%     +3.61%*         --%          --%

Lehman Brothers
Total Return
Municipal Bond
Index           +8.25%     +7.72%**     +7.10%       +8.17%

*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.

PAGE 23
Cumulative total returns as of June 30, 1997

Purchase        1 year    Since        5 years     10 years
made            ago       inception    ago         ago
California
Fund:
  Class A       +2.38%        --%      +28.54%      +96.70%
  Class B       +2.95%     +9.21%*         --%          --%

Massachusetts Fund:
  Class A       +2.42%        --%      +29.92%      +88.06%
  Class B       +3.00%     +9.49%*         --%          --%

Michigan Fund:
  Class A       +1.77%        --%      +30.06%      +91.40%
  Class B       +2.32%     +9.01%*         --%          --%

Minnesota Fund:
  Class A       +2.65%        --%      +28.84%      +96.35%
  Class B       +3.23%     +9.81%*         --%          --%

New York Fund:
  Class A       +2.22%        --%      +26.73%      +96.97%
  Class B       +2.80%     +7.86%*         --%          --%

Ohio Fund:
  Class A       +2.05%        --%      +27.85%      +87.24%
  Class B       +2.62%     +8.44%*         --%          --%

Lehman Brothers
Total Return
Municipal Bond
Index           +8.25%    +18.22%**    +40.89%     +119.39%

*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.

The above tables show total returns from hypothetical investments in Class A and Class B shares of each Fund. These returns are compared to those of a popular index for the same periods. The performance of Class B will vary from the performance of Class A based on differences in sales charges and fees.

For purposes of calculation, information about each Fund assumes:
o       a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of a Fund's future performance.

PAGE 24
Lehman Brothers Total Return Municipal Bond Index is an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Yield


Yield is the net investment income earned per share for a specified time period, divided by the offering price at the end of the period. SEC standardized yield for the 30-day period ended June 30, 1997 were the following for each Fund:


SEC standardized yield


                             Class A      Class B
California Fund               4.00%        3.47%
Massachusetts Fund            4.20%        3.66%
Michigan Fund                 4.16%        3.61%
Minnesota Fund                4.63%        4.12%
New York Fund                 4.13%        3.60%
Ohio Fund                     4.37%        3.84%


Each Fund calculates the 30-day SEC standardized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the public offering price per share on the last day of the period, and

o       converting the result to a yearly equivalent figure

A Fund also may calculate a tax equivalent yield by dividing the tax-exempt portion of its yield by one minus a stated income tax rate. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in exempt obligations.

These yield calculations do not include any contingent deferred sales charge, ranging from 5% to 0% on Class B shares, which would reduce the yields quoted.

A Fund's yield varies from day to day, mainly because share values and offering prices (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Past yields should not be an indicator of future yields.

PAGE 25
Investment policies and risks


Under normal market conditions, California, Massachusetts, Michigan, Minnesota, New York and Ohio Funds will invest at least 80% of their net assets in bonds, notes and commercial paper issued by or on behalf of their respective state or local governmental units whose interest, in the opinion of bond counsel for the issuer, is exempt from federal, state and local (if applicable) income tax in their respective states. Other investments may include debt securities sold at a deep discount, taxable investments and derivative instruments or municipal securities issued by or on behalf of Puerto Rico, its agencies or instrumentalities.


In addition, a portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, each Fund will limit its investments in these bonds to 20% of its net assets.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Bonds and other debt securities exempt from federal, state and local income taxes: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. At least 75% of each Fund's investments will be in investment-grade securities, that is securities given the four highest ratings by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) or in non-rated securities of equivalent investment quality in the judgment of the Fund's investment manager. The other 25% may be in securities rated Ba or B by Moody's or BB or B by S&P or the equivalent (commonly known as junk bonds).

The yields on tax-exempt securities are dependent on a variety of factors, including the financial condition of the issuer or other obligor thereon or the revenue source from which debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, maturity of the obligation and the rating of the issue.

Securities in which the Funds may invest, including tax-exempt securities are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress, state legislatures or other governmental agencies extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within consititutional limitations.

PAGE 26
There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to make interest and principal payments on their tax-exempt securities may be materially impaired.


Debt securities below investment grade: The price of these bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, each Fund relies both on independent rating agencies and on the investment manager's credit analysis. Securities that are subsequently downgraded in quality may continue to be held by a Fund and will be sold only when the investment manager believes it is advantageous to do so.


                           Bond ratings and holdings for fiscal 1997 for
                                    California Tax-Exempt Fund


                                                              Percent of
                  S&P Rating                Protection of     net assets in
Percent of        (or Moody's               principal and     unrated securities
net assets        equivalent)               interest          assessed by AEFC

   54.73%         AAA                       Highest quality              4.03%
   18.66          AA                        High quality
   11.02          A                         Upper medium grade
    7.07          BBB                       Medium grade                 0.16
                  BB                        Moderately speculative       2.57
                  B                         Speculative
                  CCC                       Highly speculative
                  CC                        Poor quality
                  C                         Lowest quality
                  D                         In default
    6.76          Unrated                   Unrated securities

Bond ratings and holdings for fiscal 1997 for Massachusetts Tax-Exempt Fund

                                                              Percent of
                  S&P Rating                Protection of     net assets in
Percent of        (or Moody's               principal and     unrated securities
net assets        equivalent)               interest          assessed by AEFC

 63.26%           AAA                       Highest quality              0.94%
  9.00            AA                        High quality
 15.05            A                         Upper medium grade
  7.28            BBB                       Medium grade
                  BB                        Moderately speculative       2.25
                  B                         Speculative
                  CCC                       Highly speculative
                  CC                        Poor quality
                  C                         Lowest quality
                  D                         In default
  3.19            Unrated                   Unrated securities

                  Bond ratings and holdings for fiscal 1997 for
                            Michigan Tax-Exempt Fund

                                                              Percent of
                  S&P Rating                Protection of     net assets in
Percent of        (or Moody's               principal and     unrated securities
net assets        equivalent)               interest          assessed by AEFC

   56.88%         AAA                       Highest quality            15.01%
   11.04           AA                       High quality
    4.92            A                       Upper medium grade
    6.11          BBB                       Medium grade                2.76
    0.49           BB                       Moderately speculative
    0.16            B                       Speculative
                  CCC                       Highly speculative          0.64
                  CC                        Poor quality
                  C                         Lowest quality
                  D                         In default                  0.10
   18.60         Unrated                    Unrated securities          0.09

                           Bond ratings and holdings for fiscal 1997 for
                                     Minnesota Tax-Exempt Fund

                                                             Percent of
                  S&P Rating                Protection of    net assets in
Percent of        (or Moody's               principal and    unrated securities
net assets        equivalent)               interest         assessed by AEFC

   41.42%         AAA               Highest quality            3.30%
   15.07           AA               High quality               4.12
   14.01            A               Upper medium grade         0.02
    2.04          BBB               Medium grade               5.72
    0.01           BB               Moderately speculative     8.57
    0.01            B               Speculative                2.11
                  CCC               Highly speculative
                  CC                Poor quality
                  C                 Lowest quality
    1.23          D                 In default                 0.27
   24.27      Unrated               Unrated securities         0.16

                           Bond ratings and holdings for fiscal 1997 for
                                     New York Tax-Exempt Fund

                                                              Percent of
                  S&P Rating                Protection of     net assets in
Percent of        (or Moody's               principal and     unrated securities
net assets        equivalent)               interest          assessed by AEFC

   48.51%         AAA                       Highest quality            3.74%
   15.65           AA                       High quality
   13.45            A                       Upper medium grade
   15.11          BBB                       Medium grade
                  BB                        Moderately speculative     1.30
                  B                         Speculative
                  CCC                       Highly speculative
                  CC                        Poor quality
                  C                         Lowest quality
                  D                         In default
    5.04         Unrated                    Unrated securities

                  Bond ratings and holdings for fiscal 1997 for
                              Ohio Tax-Exempt Fund

                                                              Percent of
                  S&P Rating                Protection of     net assets in
Percent of        (or Moody's               principal and     unrated securities
net assets        equivalent)               interest          assessed by AEFC

   58.96%         AAA                       Highest quality            4.83%
    9.22           AA                       High quality
    8.40            A                       Upper medium grade
    7.77          BBB                       Medium grade               0.95
    3.49           BB                       Moderately speculative     2.04
                    B                       Speculative                1.99
                  CCC                       Highly speculative
                  CC                        Poor quality
                  C                         Lowest quality
                  D                         In default
    9.93         Unrated                    Unrated securities         0.12

(See the Appendix to this prospectus describing bond ratings for further information.)

Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, each Fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, a Fund may have to sell securities to have sufficient cash to pay the dividends.

Concentration: Each of the Funds concentrates its investments in the securities of its respective state. In addition, each Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market, such as electric revenue bonds, hospital revenue bonds, housing agency bonds, industrial development bonds, airport bonds, or in securities the interest upon which is paid from revenues of a similar type of project. In such circumstances, an economic, business, judicial, environmental, political or other change affecting one bond (such as proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs of the projects) also may affect other bonds in the same segment.
This could increase market risk.

Each Fund may invest more than 25% of its total assets in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry. As the similarity in issuers increases, the potential for fluctuation in the net asset value of each Fund's shares also increases.

Economic conditions in each respective state affect both the total amount of taxes each state collects and the personal income growth within each state. In the recent past, each state has experienced financial difficulty when budgeted expenses outpaced tax revenue collections. Budgetary shortfalls were managed either by short-term borrowing (in the case of California, New York and Massachusetts) or use of reserve funds (in the case of Michigan, Minnesota and
Ohio). Current state budgets are assumed to be based

PAGE 29
on conservative economic forecasts and reduced spending levels. Budgetary shortfalls may cause rating agencies to lower a state's credit rating. This may cause an increase in the yield and a decrease in the price of a security issued by a particular state. Furthermore, because local finances are dependent upon the fiscal integrity of the state and upon the same financial factors that influence state government, the credit ratings of state agencies, authorities and municipalities may be similarly affected. See the SAI for more information concerning each state.

Taxable investments: If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, each Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in investments the income from which is subject to federal, state or local income tax, as described more fully in the SAI.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. Each Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. The use of derivative instruments may produce taxable income. No more than 5% of each Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of a Fund's assets at risk to 5%. The Funds are not limited as to the percentage of their assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Inverse floaters: Inverse floaters are derivatives created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on

PAGE 30
current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. No more than 10% of each Fund's net assets will be held in inverse floaters.


Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. Securities and instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of each Fund's net assets will be held in securities and other instruments that are illiquid.


The investment policies described above, except for the policies concerning the type and amount of tax-exempt investments, may be changed by the board.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Fund's net assets.

Alternative investment option

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, each Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares


The public offering price is the net asset value (NAV) adjusted for the sales charge for Class A. It is the NAV for Class B.


The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

PAGE 31
To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Bonds and assets without readily available market values are valued at fair value according to methods selected in good faith by the board

o Securities maturing in 60 days or less are valued at amortized cost

o Securities (except bonds) and assets with available market values are valued on that basis

How to purchase, exchange or redeem shares

Alternative purchase arrangements


Each Fund offers two different classes of shares - Class A and Class B. The primary differences between the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.


              Sales charge and
              distribution
              (12b-1) fee             Service fee          Other information

Class A       Maximum initial         0.175% of average    Initial sales charge
              sales charge of         daily net assets     waived or reduced
              5%; no 12b-1 fee                             for certain purchases

Class         B No initial  sales  0.175% of average  Shares  convert to charge;
              maximum CDSC daily net assets Class A after eight of 5% declines to 0% years; CDSC waived in after six years; 12b-1 certain circumstances fee of 0.75% of average daily net assets


Conversion of Class B shares to Class A shares - During the ninth calendar year of owning your Class B shares, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. Class B shares that convert to Class A shares are not subject to a sales charge or distribution fee. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares. This means more of your money will be put to work for you.


Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

PAGE 32
                              Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.

If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares


o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and you
than Class B shares.                       will no longer be
                                           subject to higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

How to purchase shares

Not all classes of the Funds are sold in every state. Your financial advisor will help you determine if a particular class is available in your state.

PAGE 33
If you're investing in these Funds for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Funds and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Funds are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o       You must pay any fee the bank charges for wiring.

o Each Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                                       Three ways to invest
1
By regular account    Send your check and application             Minimum amounts
                      (or your name and account number            Initial investment
                      if you have an established account)         per Fund:            $2,000
                      to:                                         Additional investments
                      American Express Financial Advisors Inc.    per Fund:            $  100
                      P.O. Box 74                                 Account balances
                      Minneapolis, MN  55440-0074                 per Fund:            $  300*

                      Your financial advisor will help you with this process.







PAGE 34

2
By scheduled          Contact your financial advisor              Minimum amounts
investment plan       to set up one of the following              Initial investment:  $  100
                      scheduled plans:                            Additional
                                                                  investments:         $100/each payment
                      o  automatic payroll deduction              Account balances:      none
                                                                  (on active plans of
                      o  bank authorization                       monthly payments)

                      o  direct deposit of                        If account balance is below $2,000,
                         Social Security check                    frequency of payments must be at
                                                                  least monthly.
                      o  other plan approved by the Fund

3
By wire               If you have an established account,         If this information is not
                      you may wire money to:                      included, the order may be
                                                                  rejected and all money
                      Norwest Bank Minneapolis                    received by the Fund, less
                      Routing No. 091000019                       any costs the Fund or AEFC
                      Minneapolis, MN                             incurs, will be returned
                      Attn:   Domestic Wire Dept.                 promptly.

                      Give these instructions:                    Minimum amounts:
                      Credit IDS Account #00-30-015               Each wire investment:  $1,000**
                      for personal account # (your
                      account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan. If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you. **The money sent by a single wire can be invested only in one Fund.

How to exchange shares


You can exchange your shares of a Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information on any other fund, including fees and expenses, read that fund's prospectus carefully.


If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.


For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot use the sales charge imposed on the purchase of Class A shares to create or increase a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.


How to redeem shares

You can redeem your shares at any time. American Express Shareholder Service will mail payment within seven days after receiving your request.

PAGE 35
When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.

                      Two ways to request an exchange or redemption of shares

1
By letter                            Include in your letter:
                                     o  the name of the fund(s)
                                     o  the class of shares to be exchanged or
                                     redeemed
                                     o your account number(s) (for exchanges, both funds must be registered in the same ownership) o your Taxpayer Identification
                                     Number (TIN) o the dollar amount or number of shares you want to exchange or redeem o signature of all registered account owners
                                     o for redemptions, indicate how you want your money delivered to you o any paper certificates of shares you hold

                                     Regular mail:
                                            American Express Shareholder Service
                                            Attn:  Redemptions
                                            P.O. Box 534
                                            Minneapolis, MN  55440-0534

                                     Express mail:
                                            American Express Shareholder Service
                                            Attn:  Redemptions
                                            733 Marquette Ave.
                                            Minneapolis, MN  55402

2
By phone
American Express Financial o A Fund and AEFC will honor any telephone exchange or redemption request believed to be Advisors Telephone authentic and will use reasonable procedures to confirm that they are. This includes Transaction
Service: asking identifying questions and tape recording calls. If reasonable 800-437-3133 or procedures are not followed, a Fund or AEFC will be liable for any loss resulting from 612-671-3800 fraudulent requests.

o Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges NOT apply by writing American Express Shareholder Service. Each registered owner must sign the request. o AEFC answers phone requests promptly, but you may experience delays when call volume is high. If you are unable to get through, use mail procedure as an alternative. o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf. o Phone privileges may be modified or discontinued at any time.

Minimum amount
Redemption: $100

Maximum amount
Redemption: $50,000

PAGE 36
Exchange policies:


o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of a Fund.


o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.


o AEFC and each Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt a Fund's investment strategies or increase its costs.


Redemption policies:


o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed. If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.


o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.


Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, each Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

PAGE 37

                       Three ways to receive payment when you redeem shares
1
By regular or express mail                          o  Mailed to the address on record
                                                    o  Payable to names listed on the account

                                                       NOTE:  You will be charged a fee if you
                                                       request express mail delivery.

2
By wire                                             o  Minimum wire redemption:  $1,000
                                                    o  Request that money be wired to your bank
                                                    o  Bank account must be in the same
                                                       ownership as the IDS fund account

                                                       NOTE:  Pre-authorization required.  For
                                                       instructions, contact your financial
                                                       advisor or American Express Shareholder Service.

3
By scheduled payout plan                            o  Minimum payment:  $50
                                                    o  Contact  your   financial
                                                       advisor    or    American
                                                       Express       Shareholder
                                                       Service to set up regular
                                                       payments   to  you  on  a
                                                       monthly,       bimonthly,
                                                       quarterly,  semiannual or
                                                       annual basis
                                                    o  Purchasing new shares while under a payout
                                                       plan may be disadvantageous because of
                                                       the sales charges

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested
Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in a Fund now,

o  the amount of your existing investment in the Fund, if any, and

PAGE 38
o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

Other policies that affect your sales charge:

o IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o Employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.


o Investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA,
(2) the purchase is made with proceeds of a redemption of shares that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds must be the result of a redemption of an equal or greater value where a sales load was previously assessed.


o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

PAGE 39
o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption. The CDSC will be waived only in the circumstances described for waivers for Class B shares.


o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   -    of a product distributed by American Express Financial
        Advisors in a qualified plan subject to a deferred
        sales charge or
   -    a  qualified   plan  where   American   Express   Trust  Company  has  a
        recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge.


o Purchases made through or under a "wrap fee" product sponsored by American Express Financial Advisors Inc. (total amount of all investments must be $50,000); or a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company.

o Purchases made with the proceeds from IDS Life Real Estate Variable Annuity surrenders through December 31, 1997.


*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

PAGE 40
If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any board member, officer or employee of a fund or AEFC or its subsidiaries,
o Held in a trusteed employee benefit plan, o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

        - at least 59-1/2 years old, and
        - taking  a  retirement  distribution  (if the  redemption  is part of a transfer  to an  IRA or  qualified  plan  in a  product  distributed  by
        American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

PAGE 41
Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference


American Express Financial Advisors Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800


TTY Service
For the hearing impaired
800-846-4852


American  Express   Financial   Advisors  Easy  Access  Line  Automated  account
information (TouchToneR phones only), including current prices and performance, account values and recent account transactions
800-862-7919


Distributions and taxes

As a shareholder you are entitled to your share of a Fund's net income and any net gains realized on its investments. Each Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions


A Fund's net investment income from dividends and interest is distributed to you monthly as dividends. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price than was paid for it. A Fund will offset any net realized capital gains by any available capital loss carryovers.

PAGE 42
Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.


Reinvestments


Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of a Fund, unless:


o you request the Fund in writing or by phone to pay distributions to you in cash, or


o you direct the Fund to invest your distributions in the same class of another publicly available IDS fund for which you've previously opened an account.


The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Dividends distributed from interest earned by each Fund on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned by each Fund and capital gain distributions are not exempt from federal income taxes. Distributions are taxable in the year a Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent a Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

PAGE 43
Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o       a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o       criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN
                                            Use the Social Security or
For this type of account:                   Employer Identification number
                                            of:

Individual or joint account                 The individual or individuals
                                            listed on the account

Custodian account of a minor                The minor
(Uniform Gifts/Transfers to
Minors Act)

PAGE 44
A living trust                              The grantor-trustee (the person
                                            who puts the money into the
                                            trust)

An irrevocable trust, pension               The legal entity (not the
trust or estate                             personal representative or
                                            trustee, unless no legal entity
                                            is designated in the account
                                            title)

Sole proprietorship                         The owner

Partnership                                 The partnership

Corporate                                   The corporation

Association, club or                        The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to each Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Funds are organized

The board members have considered that the use of a combined prospectus for six funds makes each Fund responsible for disclosure contained in the prospectus regardless of the particular Fund to which it pertains and have concluded that the cost savings available to shareholders support the use of a combined prospectus.

Shares


IDS Special Tax-Exempt Series Trust currently is composed of six funds and IDS California Tax-Exempt Trust currently is composed of one fund. Each Fund issues its own shares of capital stock. Each Fund is owned by its shareholders. Each Fund issues shares in two classes - Class A and Class B. Class Y is currently not available to new investors. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of a Fund. Par value is one cent per share. Both full and fractional shares can be issued.

The shares of each Fund represent an interest in that Fund's assets only (and profits or losses), and, in the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that fund.

PAGE 45
The board may from time to time issue other funds of the Series Trust, the assets and liabilities of which will likewise be separate and distinct from any other fund.

The Funds no longer issue stock certificates.

Voting rights


As a shareholder of a Fund, you have voting rights over that Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of each Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of that Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.


Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers


Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. Board members and officers serve 47 IDS and IDS Life funds and 15 Master Trust portfolios, except for William H. Dudley, who does not serve the nine IDS Life funds.


Board members and officers of the Funds

President and interested board member


William R. Pearce
Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).


Independent board members


H. Brewster Atwater, Jr.
Former chairman and chief executive officer, General Mills, Inc.


Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

PAGE 46
Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.


Alan K. Simpson
Former United States senator for Wyoming.


Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC


William H. Dudley
Senior advisor to the chief executive officer, AEFC.


David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC


Peter J. Anderson
Senior vice president, AEFC. Vice president - Investments for the Fund.

Melinda S. Urion
Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.


Other officer


Leslie L. Ogg
President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.


Refer to the SAI for the board members' and officers' biographies.


Investment manager


The Funds pay AEFC for managing their assets. Under its Investment Management Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of each Fund, as follows:

PAGE 47
Assets          Annual rate
(billions)      at each asset level

First $0.25     0.470%
Next   0.25     0.445
Next   0.25     0.420
Next   0.25     0.405
Over   1.0      0.380


For the fiscal year ended June 30, 1997, the Funds paid AEFC total investment management fees of 0.47% of its average daily net assets for California, 0.47% for Massachusetts, 0.47% for Michigan, 0.46% for Minnesota, 0.47% for New York and 0.47% for Ohio Fund. Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent

Each Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first agreement, the Administrative Services Agreement, has a declining annual rate beginning at 0.04% and decreasing to 0.02% as assets increase. The second agreement, the Transfer Agency Agreement, has an annual fee per shareholder account as follows:


        o   Class A   $15.50
        o   Class B   $16.50

Distributor


The Funds have an exclusive distribution agreement with American Express Financial Advisors, a wholly-owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Funds and their operations, new account applications, and exchange and redemption requests. The cost of these services is paid partially by the Funds' sales charges.



Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 fee) of 0.75% of the Fund's average daily net assets.

Financial advisors may receive different compensation for selling Class A and Class B shares. Portions of the sales charge also may be paid to securities dealers who have sold the Funds' shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of each Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, each Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B shares.

PAGE 48
Total expenses paid by each Fund's Class A and Class B shares for the fiscal year ended June 30, 1997 were of average daily net assets as follows.

                             Class A        Class B
California Fund              0.77%          1.52%
Massachusetts Fund           0.84%          1.59%
Michigan Fund                0.81%          1.56%
Minnesota Fund               0.75%          1.50%
New York Fund                0.81%          1.56%
Ohio Fund                    0.83%          1.59%


About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on June 30, 1997 were more than $162 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 8,500 advisors.


Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.


AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly-owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of AEFC.

PAGE 49
Appendix A

Description of bond ratings

Bond ratings concern the quality of the issuing state or local governmental unit. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions. For further information, see the SAI.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 50
Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 51
Appendix B


1997 state tax-exempt and taxable equivalent yield calculation


These tables will help you determine your state taxable yield equivalents for given rates of tax-exempt income.

Tax-exempt income vs. taxable income

1997 California tax-exempt and taxable equivalent yield calculation

These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $99,600-$151,750 range. Under Adjusted Gross Income, $175,000 is in the $121,200 to $181,800 column. The Taxable Income line and Adjusted Gross Income column meet at 38.26%. This is the rate you'll use in Step 2.


                                         Adjusted gross income*
-------------------------------------------------------------------------------
Taxable income**                  $0      $121,200    $181,800
Married Filing Jointly            to            to          to         OVER
                            $121,200(1)   $181,800(2) $304,300(3)  $304,300(2)
                        --------------------------------------------------------
$      0 -  $ 9,816           15.85%
   9,816 -   23,264           16.70
  23,264 -   36,714           18.40
  36,714 -   41,200           20.10
  41,200 -   50,968           32.32
  50,968 -   64,414           33.76
  64,414 -   99,600           34.70         35.46%
  99,600 -  151,750           37.42         38.26      39.45%
 151,750 -  271,050           41.95         42.93      44.32
                                                                    42.93%
 271,050 +                    45.22                    47.82%***    46.29
-------------------------------------------------------------------------------
Taxable income**                 $0                   $121,200
Single                           to                         to         OVER
                           $121,200(1)                $243,700(3)  $243,700(2)
-------------------------------------------------------------------------------
$      0 - $  4,908           15.85%
   4,908 -   11,632           16.70
  11,632 -   18,357           18.40
  18,357 -   24,650           20.10
  24,650 -   25,484           32.32
  25,484 -   32,207           33.76
  32,207 -   59,750           34.70
  59,750 -  124,650           37.42                      38.86%
 124,650 -  271,050           41.95                      43.62        42.93%
 271,050 +                    45.22                                   46.29
------------------------------------------------------------------------
*Gross income with certain adjustments before taking itemized deductions and personal exemptions.

**Amount subject to federal income tax after itemized deduction and personal exemptions.

***This rate is applicable only in the limited case where your adjusted gross income is less than $304,300 and your taxable income exceeds $271,050.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase out of personal exemptions. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the California state tax return.

The combined federal/California tax brackets are based on state tax rates in effect on Dec. 31, 1996. These rates may change if California tax rates change in 1997. If state tax rates change, equivalent rates may differ from those shown.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

PAGE 52
STEP 2: Determining your combined federal and California state taxable yield equivalents.

Using 38.26%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 8.10% yield.

         For these Tax-Exempt Rates:
--------------------------------------------------------------------------------
         3.00%    3.50%    4.00%    4.50%    5.00%    5.50%    6.00%   6.50%
--------------------------------------------------------------------------------
Marginal
Tax Rates           Equal the Taxable Rates shown below:
--------------------------------------------------------------------------------
15.85%   3.57     4.16     4.75     5.35     5.94     6.54     7.13     7.72
16.70%   3.60     4.20     4.80     5.40     6.00     6.60     7.20     7.80
18.40%   3.68     4.29     4.90     5.51     6.13     6.74     7.35     7.97
20.10%   3.75     4.38     5.01     5.63     6.26     6.88     7.51     8.14
32.32%   4.43     5.17     5.91     6.65     7.39     8.13     8.87     9.60
33.76%   4.53     5.28     6.04     6.79     7.55     8.30     9.06     9.81
34.70%   4.59     5.36     6.13     6.89     7.66     8.42     9.19     9.95
35.46%   4.65     5.42     6.20     6.97     7.75     8.52     9.30    10.07
37.42%   4.79     5.59     6.39     7.19     7.99     8.79     9.59    10.39
38.26%   4.86     5.67     6.48     7.29     8.10     8.91     9.72    10.53
38.86%   4.91     5.72     6.54     7.36     8.18     9.00     9.81    10.63
39.45%   4.95     5.78     6.61     7.43     8.26     9.08     9.91    10.73
41.95%   5.17     6.03     6.89     7.75     8.61     9.47    10.34    11.20
42.93%   5.26     6.13     7.01     7.89     8.76     9.64    10.51    11.39
43.62%   5.32     6.21     7.09     7.98     8.87     9.76    10.64    11.53
44.32%   5.39     6.29     7.18     8.08     8.98     9.88    10.78    11.67
45.22%   5.48     6.39     7.30     8.21     9.13    10.04    10.95    11.87
46.29%   5.59     6.52     7.45     8.38     9.31    10.24    11.17    12.10
47.82%   5.75     6.71     7.67     8.62     9.58    10.54    11.50    12.46
--------------------------------------------------------------------------------

PAGE 53
Appendix B
1997 Massachusetts tax-exempt and taxable equivalent yield calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $99,600-$151,750 range. Under Adjusted Gross Income, $175,000 is in the $121,200 to $181,800 column. The Taxable Income line and Adjusted Gross Income column meet at 40.10%. This is the rate you'll use in Step 2.


                             Adjusted gross income*
--------------------------------------------------------------------------------

Taxable income**                  $0      $121,200    $181,800
Married Filing Jointly            to            to          to         OVER
                            $121,200(1)   $181,800(2) $304,300(3)  $304,300(2)
                         -------------------------------------------------------
$    0   - $ 41,200            25.20%
  41,200 -   99,600            36.64         37.38%
  99,600 -  151,750            39.28         40.10       41.26%
 151,750 -  271,050            43.68         44.63       45.97        44.63%
 271,050 +                     46.85                     49.37***     47.89
--------------------------------------------------------------------------------
Taxable income**                  $0                  $121,200
Single                            to                        to         OVER
                            $121,200(1)               $243,700(3)  $243,700(2)
                         -------------------------------------------------------
$  8,000 - $ 24,650            25.20%
  24,650 -   59,750            36.64
  59,750 -  124,650            39.28                     40.68%
 124,650 -  271,050            43.68                     45.30        44.63%
 271,050 +                     46.85                                  47.89
 -------------------------------------------------------------------------------
*Gross income with certain adjustments before taking itemized deductions and personal exemptions.

**Amount subject to federal income tax after itemized deduction and personal exemptions.

***This rate is applicable only in the limited case where your adjusted gross income is less than $304,300 and your taxable income exceeds $271,050.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions. (2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the Massachusetts state tax return.

The combined federal/Massachusetts tax brackets are based on state tax rates for Part A income in effect on Jan. 1, 1997. These rates may change if Massachusetts tax rates change in 1997. If state tax rates change, equivalent rates may differ from those shown.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

PAGE 54
STEP 2: Determining your combined federal and Massachusetts state taxable yield equivalents.

Using 40.10%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 8.35% yield.

         For these Tax-Exempt Rates:
         3.00%    3.50%    4.00%    4.50%    5.00%    5.50%    6.00%    6.50%
         ---------------------------------------------------------------------
Marginal
Tax Rates           Equal the Taxable Rates shown below:
--------------------------------------------------------------------------------
25.20%   4.01     4.68     5.35     6.02     6.68     7.35     8.02     8.69
36.64%   4.73     5.52     6.31     7.10     7.89     8.68     9.47    10.26
37.38%   4.79     5.59     6.39     7.19     7.98     8.78     9.58    10.38
39.28%   4.94     5.76     6.59     7.41     8.23     9.06     9.88    10.70
40.10%   5.01     5.84     6.68     7.51     8.35     9.18     10.02   10.85
40.68%   5.06     5.90     6.74     7.59     8.43     9.27     10.11   10.96
41.26%   5.11     5.96     6.81     7.66     8.51     9.36     10.21   11.07
43.68%   5.33     6.21     7.10     7.99     8.88     9.77     10.65   11.54
44.63%   5.42     6.32     7.22     8.13     9.03     9.93     10.84   11.74
45.30%   5.48     6.40     7.31     8.23     9.14    10.05     10.97   11.88
45.97%   5.55     6.48     7.40     8.33     9.25    10.18     11.10   12.03
46.85%   5.64     6.59     7.53     8.47     9.41    10.35     11.29   12.23
47.89%   5.76     6.72     7.68     8.64     9.60    10.55     11.51   12.47
49.37%   5.93     6.91     7.90     8.89     9.88    10.86     11.85   12.84
--------------------------------------------------------------------------------

PAGE 55
Appendix B
1997 Michigan tax-exempt and taxable equivalent yield calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $99,600-$151,750 range. Under Adjusted Gross Income, $175,000 is in the $121,200 to $181,800 column. The Taxable Income line and Adjusted Gross Income column meet at 34.93%. This is the rate you'll use in Step 2.


                                   Adjusted gross income*
--------------------------------------------------------------------------------
Taxable income**                  $0      $121,200    $181,800
Married Filing Jointly            to            to          to         OVER
                            $121,200(1)   $181,800(2) $304,300(3)  $304,300(2)
                         -------------------------------------------------------
$      0 - $ 41,200            18.74%
  41,200 -   99,600            31.17         31.97%
  99,600 -  151,750            34.04         34.93       36.18%
 151,750 -  271,050            38.82         39.85       41.31        39.85%
 271,050 +                     42.26                     45.00***     43.39
--------------------------------------------------------------------------------
Taxable income**                  $0                  $121,200
Single                            to                        to         OVER
                            $121,200(1)               $243,700(3)  $243,700(2)
                        --------------------------------------------------------
$      0 - $ 24,650            18.74%
  24,650 -   59,750            31.17
  59,750 -  124,650            34.04                     35.55%
 124,650 -  271,050            38.82                     40.58        39.85%
 271,050 +                     42.26                                  43.39
 -------------------------------------------------------------------------------
*Gross income with certain adjustments before taking itemized deductions and personal exemptions.

**Amount subject to federal income tax after itemized deduction and personal exemptions.

***This rate is applicable only in the limited case where your adjusted gross income is less than $304,300 and your taxable income exceeds $271,050.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions. (2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the Michigan state tax return.

The combined federal/Michigan tax brackets are based on state tax rates in effect on Jan 1, 1997. These rates may change if Michigan tax rates change in 1997. If state tax rates change, equivalent rates may differ from those shown.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

PAGE 56
STEP 2: Determining your combined federal and Michigan state taxable yield equivalents.

Using 34.93%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 7.68% yield.

         For these Tax-Exempt Rates:
         -----------------------------------------------------------------------
          3.00%    3.50%    4.00%    4.50%    5.00%    5.50%   6.00%    6.50%
         -----------------------------------------------------------------------
Marginal
Tax Rates           Equal the Taxable Rates shown below:
--------------------------------------------------------------------------------
18.74%    3.69    4.31     4.92     5.54     6.15     6.77    7.38     8.00
31.17%    4.36    5.08     5.81     6.54     7.26     7.99    8.72     9.44
31.97%    4.41    5.14     5.88     6.61     7.35     8.08    8.82     9.55
34.04%    4.55    5.31     6.06     6.82     7.58     8.34    9.10     9.85
34.93%    4.61    5.38     6.15     6.92     7.68     8.45    9.22     9.99
35.55%    4.65    5.43     6.21     6.98     7.76     8.53    9.31    10.09
36.18%    4.70    5.48     6.27     7.05     7.83     8.62    9.40    10.18
38.82%    4.90    5.72     6.54     7.36     8.17     8.99    9.81    10.62
39.85%    4.99    5.82     6.65     7.48     8.31     9.14    9.98    10.81
40.58%    5.05    5.89     6.73     7.57     8.41     9.26   10.10    10.94
41.31%    5.11    5.96     6.82     7.67     8.52     9.37   10.22    11.08
42.26%    5.20    6.06     6.93     7.79     8.66     9.53   10.39    11.26
43.39%    5.30    6.18     7.07     7.95     8.83     9.72   10.60    11.48
45.00%    5.45    6.36     7.27     8.18     9.09    10.00   10.91    11.82
--------------------------------------------------------------------------------

PAGE 57
Appendix B
1997 Minnesota tax-exempt and taxable equivalent yield calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $99,600-$151,750 range. Under Adjusted Gross Income, $175,000 is in the $121,200 to $181,800 column. The Taxable Income line and Adjusted Gross Income column meet at 37.72%. This is the rate you'll use in Step 2.


                             Adjusted gross income*
--------------------------------------------------------------------------------
Taxable income**                  $0      $121,200    $181,800
Married Filing Jointly            to            to          to         OVER
                            $121,200(1)   $181,800(2) $304,300(3)  $304,300(2)
                           -----------------------------------------------------
$      0 - $ 24,140            20.10%
  24,140 -   41,200            21.80
  41,200 -   95,920            33.76         34.53%
  95,920 -   99,600            34.12         34.89
  96,600 -  151,750            36.87         37.72       38.92%
 151,750 -  271,050            41.44         42.43       43.82        42.43%
 271,050 +                     44.73                     47.36***     45.82
--------------------------------------------------------------------------------

Taxable income**                  $0                  $121,200
Single                            to                        to         OVER
                            $121,200(1)               $243,700(3)  $243,700(2)
                      ----------------------------------------------------------
$      0 - $ 16,510            20.10%
  16,510 -   24,650            21.80
  24,650 -   54,250            33.76
  54,250 -   59,750            34.12
  59,750 -  124,650            36.87                     38.32%
 124,650 -  271,050            41.44                     43.13        42.43%
 271,050 +                     44.73                                  45.82
 -------------------------------------------------------------------------------
*Gross income with certain adjustments before taking itemized deductions and personal exemptions.

**Amount subject to federal income tax after itemized deduction and personal exemptions.

***This rate is applicable only in the limited case where your adjusted gross income is less than $304,300 and your taxable income exceeds $271,050.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions. (2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the Minnesota state tax return.

The combined federal/Minnesota tax brackets are based on state tax rates in effect on Jan. 1, 1997. These rates may change if Minnesota tax rates change in 1997. If state tax rates change, equivalent rates may differ from those shown.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

PAGE 58
STEP 2: Determining your combined federal and Minnesota state taxable yield equivalents.

Using 37.72%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 8.03% yield.

         For these Tax-Exempt Rates:
         -----------------------------------------------------------------------
         3.00%    3.50%    4.00%    4.50%    5.00%    5.50%    6.00%    6.50%
         -----------------------------------------------------------------------

Marginal
Tax Rates           Equal the Taxable Rates shown below:
------------------------------------------------------------------------------
20.10%   4.38     5.01     5.63     6.26      6.88     7.51     8.14     8.76
21.80%   4.48     5.12     5.75     6.39      7.03     7.67     8.31     8.95
33.76%   5.28     6.04     6.79     7.55      8.30     9.06     9.81    10.57
34.12%   5.31     6.07     6.83     7.59      8.35     9.11     9.87    10.63
34.53%   5.35     6.11     6.87     7.64      8.40     9.16     9.93    10.69
34.89%   5.38     6.14     6.91     7.68      8.45     9.22     9.98    10.75
35.43%   5.42     6.19     6.97     7.74      8.52     9.29    10.07    10.84
36.87%   5.54     6.34     7.13     7.92      8.71     9.50    10.30    11.09
37.72%   5.62     6.42     7.23     8.03      8.83     9.63    10.44    11.24
38.32%   5.67     6.49     7.30     8.11      8.92     9.73    10.54    11.35
38.92%   5.73     6.55     7.37     8.19      9.00     9.82    10.64    11.46
41.44%   5.98     6.83     7.68     8.54      9.39    10.25    11.10    11.95
42.43%   6.08     6.95     7.82     8.69      9.55    10.42    11.29    12.16
43.13%   6.15     7.03     7.91     8.79      9.67    10.55    11.43    12.31
43.82%   6.23     7.12     8.01     8.90      9.79    10.68    11.57    12.46
44.73%   6.33     7.24     8.14     9.05      9.95    10.86    11.76    12.67
45.82%   6.46     7.38     8.31     9.23     10.15    11.07    12.00    12.92
47.36%   6.65     7.60     8.55     9.50     10.45    11.40    12.35    13.30
------------------------------------------------------------------------------

PAGE 59
Appendix B
1997 New York state tax-exempt and taxable equivalent yield calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $99,600-$151,750 range. Under Adjusted Gross Income, $175,000 is in the $121,200 to $181,800 column. The Taxable Income line and Adjusted Gross Income column meet at 36.59%. This is the rate you'll use in Step 2.


                                             Adjusted gross income*
--------------------------------------------------------------------------------

Taxable income**                  $0      $121,200    $181,800
Married Filing Jointly            to            to          to         OVER
                            $121,200(1)   $181,800(2) $304,300(3)  $304,300(2)
                       ---------------------------------------------------------
$      0 - $ 16,000            18.40%
  16,000 -   22,000            18.83
  22,000 -   26,000            19.46
  26,000 -   40,000            20.02
  40,000 -   41,200            20.82
  41,200 -   99,600            32.93         33.71%
  99,600 -  151,750            35.73         36.59       37.82%
 151,750 -  271,050            40.38         41.39       42.81        41.39%
 271,050 +                     43.74                     46.41***     44.84
--------------------------------------------------------------------------------
Taxable income**                  $0                  $121,200
Single                            to                        to         OVER
                            $121,200(1)               $243,700(3)  $243,700(2)
                       ---------------------------------------------------------
$      0 - $  8,000            18.40%
   8,000 -   11,000            18.83
  11,000 -   13,000            19.46
  13,000 -   20,000            20.02
  20,000 -   24,650            20.82
  24,650 -   59,750            32.93
  59,750 -  124,650            35.73                     37.21%
 124,650 -  271,050            40.38                     42.10        41.39%
 271,050 +                     43.74                                  44.84
--------------------------------------------------------------------------------
*Gross income with certain adjustments before taking itemized deductions and personal exemptions.

**Amount subject to federal income tax after itemized deduction and personal exemptions.

***This rate is applicable only in the limited case where your adjusted gross income is less than $304,300 and your taxable income exceeds $271,050.

(1) No Phase-out or recapture of personal income tax -- Assumes no phase-out of itemized deductions or personal exemptions and does not reflect the state recapture of personal income tax.

(2) Itemized Deductions Phase-out and Recapture of Personal Income Tax -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions. This does not take into consideration the state AGI recapture of personal income tax, which might increase the percentage.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

PAGE 60
Federal taxes are not deductible on the New York state tax return.

The combined federal/New York state tax brackets are based on state tax rates in effect on Jan. 1, 1997. These rates may change if New York state tax rates change in 1997. If state tax rates change, equivalent rates may differ from those shown.

This table does not refelect the state itemized deduction adjustment.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your combined federal and New York state taxable yield equivalents.

Using 36.78%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 7.91% yield.

         For these Tax-Exempt Rates:
        ------------------------------------------------------------------------
         3.00%    3.50%    4.00%    4.50%     5.00%    5.50%    6.00%    6.50%
        ------------------------------------------------------------------------

Marginal Tax Rates           Equal the Taxable Rates shown below:
--------------------------------------------------------------------------------
18.40%   3.68     4.29     4.90     5.51      6.13     6.74     7.35     7.97
18.83%   3.70     4.31     4.93     5.54      6.16     6.78     7.39     8.01
19.46%   3.72     4.35     4.97     5.59      6.21     6.83     7.45     8.07
20.02%   3.75     4.38     5.00     5.63      6.25     6.88     7.50     8.13
20.82%   3.79     4.42     5.05     5.68      6.31     6.95     7.58     8.21
32.93%   4.47     5.22     5.96     6.71      7.45     8.20     8.95     9.69
33.71%   4.53     5.28     6.03     6.79      7.54     8.30     9.05     9.81
35.73%   4.67     5.45     6.22     7.00      7.78     8.56     9.34    10.11
36.59%   4.73     5.52     6.31     7.10      7.89     8.67     9.46    10.25
37.20%   4.78     5.57     6.37     7.17      7.96     8.76     9.55    10.35
37.82%   4.82     5.63     6.43     7.24      8.04     8.85     9.65    10.45
40.38%   5.03     5.87     6.71     7.55      8.39     9.23    10.06    10.90
41.39%   5.12     5.97     6.82     7.68      8.53     9.38    10.24    11.09
42.10%   5.18     6.04     6.91     7.77      8.64     9.50    10.36    11.23
42.81%   5.25     6.12     6.99     7.87      8.74     9.62    10.49    11.37
43.74%   5.33     6.22     7.11     8.00      8.89     9.78    10.66    11.55
44.84%   5.44     6.35     7.25     8.16      9.06     9.97    10.88    11.78
46.41%   5.60     6.53     7.46     8.40      9.33    10.26    11.20    12.13
--------------------------------------------------------------------------------

PAGE 61
1997 New York State and New York City tax-exempt and taxable equivalent yield calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $99,600-$151,750 range. Under Adjusted Gross Income, $175,000 is in the $121,200 to $181,800 column. The Taxable Income line and Adjusted Gross Income column meet at 39.63%. This is the rate you'll use in Step 2.


                            Adjusted gross income*
--------------------------------------------------------------------------------
Taxable income**                  $0      $121,200    $181,800
Married Filing Jointly            to            to          to         OVER
                            $121,200(1)   $181,800(2) $304,300(3)  $304,300(2)
--------------------------------------------------------------------------------
$      0  - $ 14,400           21.02%
  14,400  -   16,000           21.51
  16,000  -   22,000           21.94
  22,000  -   26,000           23.15
  26,000  -   27,000           23.70
  27,000  -   40,000           23.25
  40,000  -   41,200           24.55
  41,200  -   45,000           36.09
  45,000  -   90,000           36.10        36.85%
  90,000  -   99,600           36.14        36.89
  99,600  -  151,750           38.80        39.63        40.75%
 151,750  -  271,050           43.24        44.20        45.50        44.20%
 271,050  +                                              48.92***     47.48
--------------------------------------------------------------------------------
 Taxable income**                 $0                  $121,200
 Single                           to                        to         OVER
                            $121,200(1)               $243,700(3)  $243,700(2)
--------------------------------------------------------------------------------
$      0  - $  8,000           21.02%
   8,000  -    8,400           21.44
   8,400  -   11,000           21.94
  11,000  -   12,000           22.57
  12,000  -   13,000           23.15
  13,000  -   20,000           23.70
  20,000  -   24,650           24.55
  24,650  -   50,000           36.10
  50,000  -   54,750           36.14
  59,750  -  124,650           38.80
 124,650  -  271,050           43.24                     40.19        44.20
 271,050  -                                              44.85        47.48
--------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions.

** Amount subject to federal income tax after itemized deduction and personal exemptions.

*** This rate is applicable only in the limited case where your adjusted gross income is less than $304,300 and your taxable income exceeds $271,050.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.

PAGE 62
(2) Itemized Deductions Phase-out and Recapture of Personal Income Tax -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions. Does not take into consideration the state AGI recapture of personal income tax, which might increase the percentage.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions and itemized deductions continue to phase-out. Federal taxes are not deductible on the New York state tax return. The combined federal/New York state and city tax brackets are based on state and blended city tax rates in effect on January 1, 1997. These rates may change if New York state or city tax rates change in 1997. If state or city tax rates change, equivalent rates may be higher than those shown.

This table does not reflect the state itemized deduction adjustment.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your combined federal, New York state and New York City taxable yield equivalents.

Using 39.63%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 8.28% yield.

         For these Tax-Exempt Rates:
--------------------------------------------------------------------------------
          3.00%    3.50%    4.00%    4.50%    5.00%    5.50%    6.00%    6.50%
--------------------------------------------------------------------------------
Marginal
Tax Rates    Equal the Taxable Rates shown below:
--------------------------------------------------------------------------------
21.02%    3.80     4.43     5.06     5.70     6.33     6.96     7.60     8.23
21.44%    3.82     4.46     5.09     5.73     6.36     7.00     7.64     8.27
21.51%    3.82     4.46     5.10     5.73     6.37     7.01     7.64     8.28
21.94%    3.84     4.48     5.12     5.76     6.41     7.05     7.69     8.33
22.57%    3.87     4.52     5.17     5.81     6.46     7.10     7.75     8.39
23.15%    3.90     4.55     5.20     5.86     6.51     7.16     7.81     8.46
23.70%    3.93     4.59     5.24     5.90     6.55     7.21     7.86     8.52
23.75%    3.93     4.59     5.25     5.90     6.56     7.21     7.87     8.52
24.55%    3.98     4.64     5.30     5.96     6.63     7.29     7.95     8.61
36.09%    4.69     5.48     6.26     7.04     7.82     8.61     9.39    10.17
36.10%    4.69     5.48     6.26     7.04     7.82     8.61     9.39    10.17
36.14%    4.70     5.48     6.26     7.05     7.83     8.61     9.40    10.18
36.85%    4.75     5.54     6.33     7.13     7.92     8.71     9.50    10.29
36.89%    4.75     5.55     6.34     7.13     7.92     8.71     9.51    10.30
38.80%    4.90     5.72     6.54     7.35     8.17     8.99     9.80    10.62
39.63%    4.97     5.80     6.63     7.45     8.28     9.11     9.94    10.77
39.89%    4.99     5.82     6.65     7.49     8.32     9.15     9.98    10.81
40.19%    5.02     5.85     6.69     7.52     8.36     9.20    10.03    10.87
40.75%    5.06     5.91     6.75     7.59     8.44     9.28    10.13    10.97
43.24%    5.29     6.17     7.05     7.93     8.81     9.69    10.57    11.45
44.20%    5.38     6.27     7.17     8.06     8.96     9.86    10.75    11.65
44.85%    5.44     6.35     7.25     8.16     9.07     9.97    10.88    11.79
45.50%    5.50     6.42     7.34     8.26     9.17    10.09    11.01    11.93
46.43%    5.60     6.53     7.47     8.40     9.33    10.27    11.20    12.13
47.48%    5.71     6.66     7.62     8.57     9.52    10.47    11.42    12.38
48.20%    5.79     6.76     7.72     8.69     9.65    10.62    11.58    12.55
48.92%    5.87     6.85     7.83     8.81     9.79    10.77    11.75    12.73
--------------------------------------------------------------------------------

PAGE 63
Appendix B
1997 Ohio tax-exempt and taxable equivalent yield calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $100,000-$151,750 range. Under Adjusted Gross Income, $175,000 is in the $121,200 to $181,800 column. The Taxable Income line and Adjusted Gross Income column meet at 36.63%. This is the rate you'll use in Step 2.

                                   Adjusted gross income*
--------------------------------------------------------------------------------
Taxable income**                  $0      $121,200    $181,800
Married Filing Jointly            to            to          to         OVER
                            $121,200(1)   $181,800(2) $304,300(3)  $304,300(2)
                         -------------------------------------------------------
$      0 - $  5,000            15.59%
   5,000 -   10,000            16.18
  10,000 -   15,000            17.36
  15,000 -   20,000            17.95
  20,000 -   40,000            18.54
  40,000 -   41,200            19.13
  41,200 -   80,000            31.50         32.30%
  80,000 -   99.600            32.00         32.79
  99,600 -  100,000            34.83         35.71      36.95%
 100,000 -  151,750            35.45         36.32      37.55
 151,750 -  200,000            40.12         41.13      42.56
 200,000 -  271,050            40.48         42.95                   41.49%
 271,050 +                     43.83         46.50***                44.94
--------------------------------------------------------------------------------
Taxable income**                  $0                 $121,200
Single                            to                       to         OVER
                            $121,200(1)              $243,700(3)  $243,700(2)
                         -------------------------------------------------------
$      0 - $  5,000            15.59%
   5,000 -   10,000            16.18
  10,000 -   15,000            17.36
  15,000 -   20,000            17.95
  20,000 -   24,650            18.54
  24,650 -   40,000            31.00
  40,000 -   59,750            31.50
  59,750 -   80,000            34.35
  80,000 -  100,000            34.83                   35.71%
 100,000 -  124,650            35.45                   36.93
 124,650 -  200,000            40.12                   41.85         41.13%
 200,000 -  271,050            40.48                                 41.49
 271,050 +                     43.83                                 44.94
 -------------------------------------------------------------------------------
*Gross income with certain adjustments before taking itemized deductions and personal exemptions.

**Amount subject to federal income tax after itemized deduction and personal exemptions.

***This rate is applicable only in the limited case where your adjusted gross income is less than $304,300 and your taxable income exceeds $271,050.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.

(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions.

PAGE 64
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and the itemized deductions continue to phase-out.

Federal taxes are not deductible on the Ohio state tax return.

The combined federal/Ohio tax brackets are based on state tax rates in effect on Dec. 31, 1996. These rates may change if Ohio tax rates change in 1997. If state tax rates change, equivalent rates may differ from those shown.

This table does not reflect the state joint filing credit.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your combined federal and Ohio state taxable yield equivalents.

Using 36.63%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 7.89% yield.

         For these Tax-Exempt Rates:
         -----------------------------------------------------------------------
         3.00%    3.50%    4.00%    4.50%     5.00%    5.50%    6.00%    6.50%
         -----------------------------------------------------------------------

Marginal
Tax Rates           Equal the Taxable Rates shown below:
--------------------------------------------------------------------------------
15.59%   3.55     4.15     4.74     5.33      5.92     6.52     7.11     7.70
16.18%   3.58     4.18     4.77     5.37      5.97     6.56     7.16     7.75
17.36%   3.63     4.24     4.84     5.45      6.05     6.66     7.26     7.87
17.95%   3.66     4.27     4.88     5.48      6.09     6.70     7.31     7.92
18.54%   3.68     4.30     4.91     5.52      6.14     6.75     7.37     7.98
19.13%   3.71     4.33     4.95     5.56      6.18     6.80     7.42     8.04
31.00%   4.35     5.07     5.80     6.52      7.25     7.97     8.70     9.42
31.50%   4.38     5.11     5.84     6.57      7.30     8.03     8.76     9.49
32.00%   4.41     5.15     5.88     6.62      7.35     8.09     8.82     9.56
32.30%   4.43     5.17     5.91     6.65      7.39     8.12     8.86     9.60
32.79%   4.46     5.21     5.95     6.70      7.44     8.18     8.93     9.67
34.35%   4.57     5.33     6.09     6.85      7.62     8.38     9.14     9.90
34.83%   4.60     5.37     6.14     6.91      7.67     8.44     9.21     9.97
35.45%   4.65     5.42     6.20     6.97      7.75     8.52     9.30    10.07
35.71%   4.67     5.44     6.22     7.00      7.78     8.55     9.33    10.11
36.32%   4.71     5.50     6.28     7.07      7.85     8.64     9.42    10.21
36.93%   4.76     5.55     6.34     7.13      7.93     8.72     9.51    10.31
36.95%   4.76     5.55     6.34     7.14      7.93     8.72     9.52    10.31
37.55%   4.80     5.60     6.41     7.21      8.01     8.81     9.61    10.41
40.12%   5.01     5.85     6.68     7.52      8.35     9.19    10.02    10.86
40.48%   5.04     5.88     6.72     7.56      8.40     9.24    10.08    10.92
41.13%   5.10     5.95     6.79     7.64      8.49     9.34    10.19    11.04
41.49%   5.13     5.98     6.84     7.69      8.55     9.40    10.25    11.11
41.85%   5.16     6.02     6.88     7.74      8.60     9.46    10.32    11.18
42.56%   5.22     6.09     6.96     7.83      8.70     9.58    10.45    11.32
42.95%   5.26     6.13     7.01     7.89      8.76     9.64    10.52    11.39
43.83%   5.34     6.23     7.12     8.01      8.90     9.79    10.68    11.57
44.94%   5.45     6.36     7.26     8.17      9.08     9.99    10.90    11.81
-------------------------------------------------------------------------------

PAGE 65
Appendix  C

Descriptions of derivative instruments


What follows are brief descriptions of derivative instruments each Fund may use. At various times a Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with its investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. A Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge a Fund's investments against price fluctuations or to increase market exposure.


Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters. Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

PAGE 66
Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                                IDS SPECIAL TAX-EXEMPT SERIES TRUST
                                  IDS CALIFORNIA TAX-EXEMPT TRUST

                                STATEMENT OF ADDITIONAL INFORMATION

                                                FOR

                                  IDS CALIFORNIA TAX-EXEMPT FUND
                                 IDS MASSACHUSETTS TAX-EXEMPT FUND
                                   IDS MICHIGAN TAX-EXEMPT FUND
                                   IDS MINNESOTA TAX-EXEMPT FUND
                                   IDS NEW YORK TAX-EXEMPT FUND
                                     IDS OHIO TAX-EXEMPT FUND


                                           Aug. 29, 1997



This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.


This SAI is dated Aug. 29, 1997, and it is to be used with the prospectus dated Aug. 29, 1997, and the Annual Report for the fiscal year ended June 30, 1997.

PAGE 68
                                         TABLE OF CONTENTS

Goal and Investment Policies.....................See Prospectus

Additional Investment Policies...............................p.3


Security Transactions........................................p.5


Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation.......................p.8

Performance Information......................................p.8

Valuing Fund Shares..........................................p.11

Investing in the Fund........................................p.12

Redeeming Shares.............................................p.16

Pay-out Plans................................................p.17

Capital Loss Carryover.......................................p.18

Taxes........................................................p.19

Agreements...................................................p.20

The Trusts...................................................p.25

Organizational Information...................................p.25

Board Members and Officers...................................p.25

Compensation for Board Members...............................p.29

Principal Holders of Securities..............................p.31

Independent Auditors.........................................p.31

Financial Statements..........................See Annual Report

Prospectus...................................................p.31

Appendix A:  Description of Ratings of Tax-Exempt Securities
             and Short-Term Securities.......................p.32

Appendix B:  Options and Interest Rate Futures Contracts.....p.36

Appendix C:  State Risk Factors..............................p.42

Appendix D:  Dollar-Cost Averaging...........................p.54

ADDITIONAL INVESTMENT POLICIES

These are investment policies in addition to those presented in the prospectus. Unless holders of a majority of the outstanding voting securities agree to make the change each Fund will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, a Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. No Fund has borrowed in the past and no Fund has a present intention to borrow.


'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.


'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent a Fund from buying or selling financial instruments (such as options and futures contracts) or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


'Make a loan of any part of its assets to American Express Financial Corporation
(AEFC), to the board members and officers of AEFC or to its own board members and officers.

'Purchase securities of an issuer if the board members and officers of a Fund or the board members and officers of AEFC hold more than a certain percentage of the issuer's outstanding securities. The rule is this: the holdings of all board members and officers of a Fund and the holding of all board members and officers of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, a Fund will not purchase securities of that issuer.


'Lend Fund securities in excess of 30% of its net assets, at market value. The current policy of each Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, a Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board members.

PAGE 70
If a Fund receives cash as collateral, that Fund will invest the cash collateral in short-term debt securities. Each Fund reviews the market value of the loaned securities daily and will get additional collateral if this value goes up. The risks are that the borrower may not provide additional collateral when required or return the securities when due.


Unless changed by the board, each Fund will not:


'Buy on margin or sell short, except each Fund may enter into interest rate futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If a Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.


'Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

'Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.


'Invest more than 5% of its net assets in warrants.

'Invest more than 10% of its net assets in securities and other instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the lease property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.


In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.


Each Fund may purchase debt securities on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Fund. Payment and interest terms, however, are fixed at the time the purchaser enters into a commitment. Under normal market conditions, each Fund does not intend to commit more than 5% of its total assets to these practices. A Fund does not pay for the securities or start earning interest on them until the contractual settlement date.

PAGE 71
When-issued securities are subject to market fluctuations and they may affect a Fund's total assets the same as owned securities. Each Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes. It may purchase short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The issuing bank or savings and loan generally must have capital, surplus and undivided profits (as of the date of its most recently published annual financial statements in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Each Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent. It also may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Fund at cost plus an agreed-to interest rate within a specified time. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired, and it might subsequently incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation.


Each Fund relies both on ratings assigned by credit agencies and on the investment manager's credit analysis because credit agencies may fail to reflect subsequent events on a timely basis and because credit ratings do not evaluate market risk. With lower rated securities, the achievement of each Fund's investment objective may be more dependent upon the investment manager's credit analysis than is the case for higher quality securities.


Notwithstanding any of the Fund's other investment policies, each Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


For a description of ratings of tax-exempt securities and short-term securities, see Appendix A. For a discussion on options and interest rate futures contracts, see Appendix B. For a discussion of state risk factors, see Appendix C.


SECURITY TRANSACTIONS


Subject to policies set by the board, AEFC is authorized to determine, consistent with each Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the trustees.

PAGE 72
AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, each Fund's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other accounts for which it acts as investment advisor.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the Securities and Exchange Commission.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a

PAGE 73
firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause a Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Funds that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given to those firms offering research services. Research services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for a Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any AEFC subsidiary. When a Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. AEFC has assured the Funds it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

For the fiscal years ending June 30, each Fund paid the following brokerage commissions on financial futures contracts.

          CA       MA       MI       MN       NY       OH

1997     $ 4,656  $ 1,320  $ 1,404  $ 7,620  $ 3,228  $ 1,344
1996      12,144    2,892    3,252   18,000    7,320    3,036
1995      55,741   10,533   11,742   91,029   30,993   11,668

PAGE 74
No transactions were directed to brokers because of research services they provided to each Fund.


As of the fiscal year ended June 30, 1997, each Fund held no securities of their regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


The portfolio turnover rates for the fiscal years ended June 30 were as follows:

          CA       MA       MI       MN       NY       OH

1997      14%       8%      21%      14%      12%       9%
1996      15        6       29       13        9       24

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION


Affiliates of American Express Company (American Express) (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of each Fund according to procedures adopted by that Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that each Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges each Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by a Fund to compute performance follows below.



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PAGE 75
Average annual total return

Each Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                              P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

Each Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in a Fund over a specified period of time according to the following formula:

                                              ERV - P
                                                 P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

Each Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                        Yield = 2[(a-b + 1) 6- 1]
                                                cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements
           c = the average daily number of shares outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per share on the last day of the period



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PAGE 76
The following table gives an annualized yield quotation for each of the funds:

                   30-Day Period       Class A   Class B
Fund            Ended June 30, 1997     Yield     Yield
-------------------------------------------------------
California                               4.00%    3.47%
Massachusetts                            4.20     3.66
Michigan                                 4.16     3.61
Minnesota                                4.63     4.12
New York                                 4.13     3.60
Ohio                                     4.37     3.84


Tax-Equivalent Yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the tax equivalent yield, based on federal but not state tax rates, for the funds listed:

Marginal
Income Tax                         Tax-Equivalent Yield
Bracket                   for 30-Day Period Ended June 30, 1997
----------      -----------------------------------------------
                      California    Massachusetts    Michigan    Minnesota    New York   Ohio


Class A
15.0%                    4.71%          4.94%          4.89%        5.45%       4.86%     5.14%
28.0%                    5.56%          5.83%          5.78%        6.43%       5.74%     6.07%
33.0%                    5.97%          6.27%          6.21%        6.91%       6.16%     6.52%

Class B
15.0%                    4.08%          4.31%          4.25%        4.85%       4.24%     4.52%
28.0%                    4.82%          5.08%          5.01%        5.72%       5.00%     5.33%
33.0%                    5.18%          5.46%          5.39%        6.15%       5.37%     5.73%

In its sales material and other communications, each Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investors, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

PAGE 77
VALUING FUND SHARES

The value of an individual share is determined by using the net asset value before shareholder transactions for the day. On July 1, 1997, the first business day following the end of the year, the computation looked like this:

                   Net assets before                      Shares outstanding            Net asset value
     Fund          shareholder transactions               at end of previous day        of one share
California
     Class A     $232,344,863            divided by          44,289,909         equals   $ 5.246
     Class B       10,069,115                                 1,919,755                    5.245

Massachusetts
     Class A       66,577,414                                12,274,597                    5.424
     Class B        8,121,431                                 1,497,590                    5.423

Michigan
     Class A       76,723,620                                14,080,312                    5.449
     Class B        3,633,889                                   666,891                    5.449

Minnesota
     Class A      376,854,458                                71,077,793                    5.302
     Class B       22,222,766                                 4,191,393                    5.302

New York
     Class A      107,756,013                                20,878,902                    5.161
     Class B        7,561,299                                 1,465,084                    5.161

Ohio
     Class A       66,665,979                                12,391,446                    5.380
     Class B        3,542,596                                   658,475                    5.380

In  determining  net  assets  before  shareholder   transactions,   each  Fund's
securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities other than convertibles traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded, and if none exists, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

PAGE 78
'Futures and options traded on major exchanges are valued at their last-quoted sales price on their primary exchange.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short- term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to the maturity value on maturity date.

'Securities   without  a  readily  available  market  price,  bonds  other  than convertibles and other assets are valued at fair value, as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.


The  Exchange,  AEFC and  each of the  Funds  will be  closed  on the  following
holidays:   New  Year's  Day,   Memorial  Day,   Independence  Day,  Labor  Day,
Thanksgiving Day and Christmas Day.


INVESTING IN THE FUNDS

Sales Charge


Shares of each Fund are sold at the public offering price determined at the close of business on the day an application is accepted. The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made July 1, 1997, was determined as follows:
The sales charge is paid to American Express Financial Advisors by the person buying the shares.

Fund                    Net asset value     Divided by (1.00     Public offering
                        of one share        -0.05) for a         price
                                            sales charge
California                 $ 5.246          /       0.95         =     $ 5.52
Massachusetts                5.424          /       0.95         =       5.71
Michigan                     5.449          /       0.95         =       5.74
Minnesota                    5.302          /       0.95         =       5.58
New York                     5.161          /       0.95         =       5.43
Ohio                         5.380          /       0.95         =       5.66


Class A - Calculation of the Sales Charge

PAGE 79
Sales charges are determined as follows:

                                       Within each increment,
                                         sales charge as a
                                           percentage of:
                               Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                   On total investment, sales
                                    charge as a percentage of
                                    Public               Net
                                Offering Price     Amount Invested
Amount of Investment                        ranges from:

First     $ 50,000                     5.00%              5.26%
More than   50,000 to 100,000     5.00-4.50          5.26-4.71
More than  100,000 to 500,000     4.50-3.80          4.71-3.95
More than  500,000 to 999,999     3.80-2.00          3.95-2.04
$1,000,000 or more                0.00               0.00

PAGE 80
Class A - Reducing the Sales Charge


Sales charges are based on the total amount of your investments in these Funds. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in any of these Funds in the name of a member of your primary household group. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.


Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $30,000 in another IDS Fund. If you invest $40,000 more in one of these Funds, your total amount invested in the Funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

PAGE 81
Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to sales charge previously paid.

Systematic Investment Programs

After you make your initial investment of $2,000 or more in a Fund, you can arrange to make additional payments of $100 or more in that fund on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix D.

Automatic Directed Dividends

Dividend and capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of any of these Funds without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a Fund are exchanged to one of these Funds the following day. Dividends can be

PAGE 82
exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:


Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.


Each Fund has a different investment goal described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.


REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of a Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for that Fund to determine the fair value of its net assets, or

'The SEC, under the  provisions of the Investment  Company Act of 1940 (the 1940
Act), as amended, declares a period of emergency to exist.

PAGE 83
Should a Fund stop selling shares, the board may make a deduction from the value of the assets held by that Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.


Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates a Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, each Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of a Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash.

Applications for a systematic investment in a class of any fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your
authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. Each Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PAGE 84
Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in the account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in your account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER


For federal income tax purposes, IDS California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds had total capital loss carryovers of $1,643,088, $268,549, $147,263, $972,605, $1,956,275, and $527,216,
respectively, at June 30, 1997, that if not offset by subsequent capital gains will expire as set out below:

Fund            1999      2000      2001      2002      2003      2004      2005       2006
-------------------------------------------------------------------------------------------
California                                                                             $1,643,088
Massachusetts   $133,728  $  6,932  $ 25,326  $    763  $ 11,866  $ 71,473  $ 18,461
Michigan                                                                     147,263
Minnesota                                                                    972,605
New York                                       199,630    12,737           1,743,908
Ohio                                                                         527,216


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

PAGE 85
TAXES

If you buy shares in one of the Funds and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.


For the fiscal year ended June 30, 1997, 100% of the income distributions for California, Massachusetts, Michigan, Minnesota, New York and Ohio were designated as exempt from federal income tax. In addition, 100% of exempt interest distributions were derived from interest on municipal securities for Massachusetts, Minnesota, New York and Ohio whereas California and Michigan had 96% and 99% respectively, of exempt interest distributed on municipal securities.


State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. Each Fund will tell you the percentage of interest income from municipal bonds it received during the year.

Each shareholder should consult a tax advisor about reporting income for local tax purposes.

Capital gain distributions received by individual and corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.


The Fund may purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable income when it is distributed to you.


If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

PAGE 86
Interest on private activity bonds generally issued after August 1986 is a tax preference item for purposes on the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student loan bonds and multi- and single-family housing bonds. An exception is made for private-activity bonds issued for qualified--501(c)(3)--organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on their tax status, to the alternative minimum tax. Each Fund reports the percentage of income earned from these bonds to shareholders with their other tax information.


Under federal tax law, and an election made by each Fund under federal tax rules, by the end of a calendar year each Fund must declare and pay dividends representing 98% of ordinary income through Dec. 31 and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Each Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor for more complete information as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

Each Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level

First $0.25             0.470%
Next   0.25             0.445
Next   0.25             0.420
Next   0.25             0.405
Over   1.0              0.380


On June 30, 1997, the daily rate applied to the Funds' net assets was equal to 0.470% for California, Massachusetts, Michigan, New York and Ohio, and 0.461% for Minnesota on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

PAGE 87
The management fee is paid monthly. The table below shows the total amount paid by each Fund over the past three fiscal years.


                       Fiscal Year Ended June 30,
Fund                1997              1996           1995
---------------------------------------------------------
California         $ 1,136,825   $ 1,138,491    $ 1,222,758
Massachusetts          349,582       344,729        349,517
Michigan               382,131       381,069        390,460
Minnesota            1,856,870     1,895,243      2,013,423
New York               555,919       578,413        599,733
Ohio                   335,881       355,739        365,009

Under the agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; cost of prospectuses, proxies and reports sent to shareholders; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of each Fund; and expenses properly payable by each Fund, approved by the board. Under the agreement, each Fund paid nonadvisory expenses. The table below shows the expenses paid over the past three fiscal years.

                            Fiscal Year Ended June 30,
Fund                1997            1996               1995
-----------------------------------------------------------
California         $ 79,107        $ 92,077           $ 77,270
Massachusetts        64,534          77,636             45,060
Michigan             66,202          71,022             43,853
Minnesota            44,674         174,109             95,952
New York             64,887          94,745             53,049
Ohio                 55,835          64,467             46,013


Administrative Services Agreement

Each Fund has an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $0.25     0.040%
     Next   0.25     0.035
     Next   0.25     0.030
     Next   0.25     0.025
     Over   1.0      0.020


On June 30, 1997, the daily rate applied to the Fund's net assets was equal to 0.040% for California, Massachusetts, Michigan, New York and Ohio, and 0.038% for Minnesota on an annual basis. The fee is calculated for each calendar day on the basis of net assets

PAGE 88
as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, each Fund paid fees for the fiscal year ended June 30, 1997:

        California       $ 96,751
        Massachusetts      28,771
        Michigan           32,522
        Minnesota         153,661
        New York           47,312
        Ohio               28,586


Transfer Agency Agreement


Each Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of each Fund's shares. Under the agreement, AEFC will earn a fee from each Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, each Fund paid the following fees for the fiscal year ended June 30, 1997:

California             $ 91,352
Massachusetts            44,352
Michigan                 40,236
Minnesota               217,567
New York                 65,260
Ohio                     38,370


Distribution Agreement


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial Advisors daily. Line one of the following table shows total sales charges collected. Line two shows the amounts retained by American Express Financial Advisors for the past three fiscal years ending June 30.

Year              California     Massachusetts     Michigan     Minnesota     New York     Ohio
    -------------------------------------------------------------------------------------------

1997 (1)          $ 447,310      $ 217,111         $ 132,029    $  815,821     $ 244,183    $ 107,459

     (2)             77,322         17,237            18,556       140,883        29,981      (19,095)

1996 (1)            734,901        316,202           211,247     1,120,048       271,649      178,969

     (2)            157,015         17,343            33,096       115,979        14,847       13,066

1995 (1)            480,443        296,532           176,901     1,139,773       408,417      205,263

     (2)            211,214        147,293            88,307       499,731       174,370       91,621


Additional information about commissions and compensation for the fiscal year ended June 30, 1997 is contained in the following table:


                  (1)              (2)             (3)             (4)           (5)

                                   Net             Compensation
                  Name of          Underwriting    on Redemption
                  Principal        Discounts and   and             Brokerage     Other
Fund              Underwriter      Commissions     Repurchases     Commissions   Compensation*
California        AEFC             None            None            None          $ 61,667
                  American Express
                  Financial
                  Advisors         $ 447,310       None            None          None
Massachusetts     AEFC             None            None            None          50,354
                  American Express
                  Financial
                  Advisors           217,111       None            None          None
Michigan          AEFC             None            None            None          23,438
                  American Express
                  Financial
                  Advisors           132,029       None            None          None
Minnesota         AEFC             None            None            None          144,457
                  American Express
                  Financial
                  Advisors           815,821       None            None           None
New York          AEFC              None           None            None           45,744
                  American Express
                  Financial
                  Advisors           244,183       None            None           None
Ohio              AEFC              None           None            None           20,664
                  American Express
                  Financial
                  Advisors           107,459       None            None           None


--------------------------------------------------------------------------------------------

*Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Shareholder Service Agreement

Each Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of each Fund's average daily net assets attributable to Class A and Class B shares.

Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, each Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs relate to most aspects of distributing each Fund's shares including American Express Financial Advisors' overhead expenses. These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of each Fund's average daily net assets attributable to Class B shares.

PAGE 90
The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of the board members who are not interested persons of the Trusts and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of each Fund's Class B shares or by American Express Financial Advisors. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholders' approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Trusts and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. The following fees were paid under the agreement:

                             Fees paid as of
                             Fiscal year ended
                             June 30, 1997
California                   $ 61,667
Massachusetts                  50,354
Michigan                       23,438
Minnesota                     144,457
New York                       45,744
Ohio                           20,664

Custodian Agreement

The Fund's securities and cash are held by First Bank National Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

PAGE 91
THE TRUSTS

Total fees and expenses


Each Fund paid the following total fees and nonadvisory expenses for the fiscal year ended June 30, 1997:

                                 Total fees and
                                 nonadvisory
                                 expenses
California                       $1,883,163
Massachusetts                       666,585
Michigan                            684,857
Minnesota                         3,116,840
New York                            983,844
Ohio                                602,692


The  Trusts  are  Massachusetts   business  trusts.   Under  Massachusetts  law,
shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations.


ORGANIZATIONAL INFORMATION

IDS Special Tax-Exempt Series Trust, of which IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax- Exempt Fund, IDS New York Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund are a part, is an open-end management investment company, as defined in the Investment Company Act of 1940. It was organized as a Massachusetts business trust on April 7, 1986. IDS California Tax-Exempt Trust, of which IDS California Tax-Exempt Fund is a part, was organized as a Massachusetts business trust on April 7, 1986. The Funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.


BOARD MEMBERS AND OFFICERS


The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards.)


All shares have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN

Former chairman and chief executive officer, General Mills, Inc.
Director, Merck & Co., Inc. and Darden Restaurants, Inc.

PAGE 92
Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, Union Pacific Resources, and FPL Group, Inc.
(holding company for Florida Power and Light).


William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN


Senior advisor to the chief executive officer, AEFC.


Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN


President and chief executive officer of AEFC since August 1993, and director of AEFC. Previously, senior vice president, finance and chief financial officer of AEFC.


Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

PAGE 93
Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.


Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term U.S. Congressman, U.S. Secretary of Defense and Presidential Counsellor. Director, Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).


William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming.  Former
Assistant Republican Leader, U.S. Senate.  Director, PacifiCorp
(electric power).


Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

PAGE 94
Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).


+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN


President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for each Fund.


Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN


Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for each Fund.

PAGE 95
Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Director, senior vice president and chief financial officer of AEFC. Director, executive vice president and controller of IDS Life Insurance Company. Treasurer for each Fund.

COMPENSATION FOR FUND BOARD MEMBERS

Members of the board who are not officers of the Funds or AEFC receive an annual fee of $100 for California, Massachusetts, Michigan, Minnesota, New York and Ohio, and the chair of the Contracts Committee receives an additional $86. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committees is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $1. Expenses for attending meetings are reimbursed.

During the fiscal year ended June 30, 1997, the members of the board, for attending up to 31 meetings, received the following compensation:

                               Board Compensation
                         IDS California Tax-Exempt Fund
                                     Pension or           Estimated       Total cash compensation
                    Aggregate        Retirement           annual          from the IDS MUTUAL FUND
                    compensation     benefits accrued     benefit upon    GROUP and the Preferred
Board member        from the Fund    as Fund expenses     retirement      Master Trust Group

H. Brewster Atwater, Jr.      $225            $0               $0                 $  68,900
   (part of year)
Lynne V. Cheney                369             0                0                    92,000
Robert F. Froehlke             428             0                0                    99,800
Heinz F. Hutter                481             0                0                    99,900
Anne P. Jones                  394             0                0                   107,600
Melvin R. Laird                322             0                0                    93,700
Alan K. Simpson                  8             0                0                    46,300
    (part of year)
Edson W. Spencer               463             0                0                   122,900
Wheelock Whitney               438             0                0                   104,600
C. Angus Wurtele               481             0                0                   104,200

                               Board Compensation
                        IDS Massachusetts Tax-Exempt Fund

                                     Pension or           Estimated       Total cash compensation
                    Aggregate        Retirement           annual          from the IDS MUTUAL FUND
                    compensation     benefits accrued     benefit upon    GROUP and the Preferred
Board member        from the Fund    as Fund expenses     retirement      Master Trust Group

H. Brewster Atwater, Jr.      $225            $0               $0                 $  68,900
   (part of year)
Lynne V. Cheney                331             0                0                    92,000
Robert F. Froehlke             390             0                0                    99,800
Heinz F. Hutter                443             0                0                    99,900
Anne P. Jones                  356             0                0                   107,600
Melvin R. Laird                284             0                0                    93,700
Alan K. Simpson                  8             0                0                    46,300
    (part of year)
Edson W. Spencer               425             0                0                   122,900
Wheelock Whitney               400             0                0                   104,600
C. Angus Wurtele               443             0                0                   104,200






PAGE 96
                               Board Compensation
                          IDS Michigan Tax-Exempt Fund

                                     Pension or           Estimated       Total cash compensation
                    Aggregate        Retirement           annual          from the IDS MUTUAL FUND
                    compensation     benefits accrued     benefit upon    GROUP and the Preferred
Board member        from the Fund    as Fund expenses     retirement      Master Trust Group

H. Brewster Atwater, Jr.      $225            $0               $0                 $  68,900
   (part of year)
Lynne V. Cheney                331             0                0                    92,000
Robert F. Froehlke             390             0                0                    99,800
Heinz F. Hutter                443             0                0                    99,900
Anne P. Jones                  356             0                0                   107,600
Melvin R. Laird                284             0                0                    93,700
Alan K. Simpson                  8             0                0                    46,300
    (part of year)
Edson W. Spencer               425             0                0                   122,900
Wheelock Whitney               400             0                0                   104,600
C. Angus Wurtele               443             0                0                   104,200

                               Board Compensation
                          IDS Minnesota Tax-Exempt Fund

                                     Pension or           Estimated       Total cash compensation
                    Aggregate        Retirement           annual          from the IDS MUTUAL FUND
                    compensation     benefits accrued     benefit upon    GROUP and the Preferred
Board member        from the Fund    as Fund expenses     retirement      Master Trust Group

H. Brewster Atwater, Jr.      $225            $0               $0                 $  68,900
   (part of year)
Lynne V. Cheney                406             0                0                    92,000
Robert F. Froehlke             465             0                0                    99,800
Heinz F. Hutter                518             0                0                    99,900
Anne P. Jones                  431             0                0                   107,600
Melvin R. Laird                359             0                0                    93,700
Alan K. Simpson                  8             0                0                    46,300
    (part of year)
Edson W. Spencer               500             0                0                   122,900
Wheelock Whitney               475             0                0                   104,600
C. Angus Wurtele               518             0                0                   104,200

                               Board Compensation
                          IDS New York Tax-Exempt Fund

                                     Pension or           Estimated       Total cash compensation
                    Aggregate        Retirement           annual          from the IDS MUTUAL FUND
                    compensation     benefits accrued     benefit upon    GROUP and the Preferred
Board member        from the Fund    as Fund expenses     retirement      Master Trust Group

H. Brewster Atwater, Jr.      $225            $0               $0                 $  68,900
   (part of year)
Lynne V. Cheney                344             0                0                    92,000
Robert F. Froehlke             403             0                0                    99,800
Heinz F. Hutter                456             0                0                    99,900
Anne P. Jones                  369             0                0                   107,600
Melvin R. Laird                297             0                0                    93,700
Alan K. Simpson                  8             0                0                    46,300
    (part of year)
Edson W. Spencer               438             0                0                   122,900
Wheelock Whitney               413             0                0                   104,600
C. Angus Wurtele               456             0                0                   104,200








PAGE 97
                               Board Compensation
                            IDS Ohio Tax-Exempt Fund

                                     Pension or           Estimated       Total cash compensation
                    Aggregate        Retirement           annual          from the IDS MUTUAL FUND
                    compensation     benefits accrued     benefit upon    GROUP and the Preferred
Board member        from the Fund    as Fund expenses     retirement      Master Trust Group

H. Brewster Atwater, Jr.      $225            $0               $0                 $  68,900
   (part of year)
Lynne V. Cheney                331             0                0                    92,000
Robert F. Froehlke             390             0                0                    99,800
Heinz F. Hutter                443             0                0                    99,900
Anne P. Jones                  356             0                0                   107,600
Melvin R. Laird                284             0                0                    93,700
Alan K. Simpson                  8             0                0                    46,300
    (part of year)
Edson W. Spencer               425             0                0                   122,900
Wheelock Whitney               400             0                0                   104,600
C. Angus Wurtele               443             0                0                   104,200

On June 30, 1997, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of each Fund.

PRINCIPAL HOLDERS OF SECURITIES

As of June 30, 1997, the following held more than 5% of a Fund's shares.

IDS Michigan Tax-Exempt Fund
        Barbara and William Clark, 5.09%

Additional information on principal holders of securities may be obtained by writing to American Express Shareholders Services, P.O.
Box 534, Minneapolis, MN 55440-0534.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal year ended June 30, 1997, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedules of Investments in Securities, contained in the Annual Report to shareholders for the fiscal year ended June 30, 1997, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS California Tax-Exempt Trust and IDS Special Tax-Exempt Trust, dated Aug. 29, 1997, is hereby incorporated in this SAI by reference.

PAGE 98
APPENDIX A

DESCRIPTION OF RATINGS OF TAX-EXEMPT SECURITIES AND SHORT-TERM
SECURITIES

Tax-Exempt Securities

Tax-exempt securities are used to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of tax-exempt bonds are issued to obtain funding for privately operated facilities. There are two principal classifications of municipal securities: notes and bonds. Notes are used generally to provide for short-term capital needs and generally have a maturity of up to one year. These include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, variable rate demand notes and tax-exempt commercial paper (also known as municipal paper). Bonds, which meet longer-term capital needs, generally have maturities of more than one year and fall into one of two categories. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are payable only from the revenues of a particular project or facility and are generally dependent solely on a specific revenue source. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private issuer.

The ratings concern the quality of the issuer. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. (Moody's) are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Standard & Poor's Corporation (S&P) ratings are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Securities rated Aaa and AAA are judged to be of the best quality. Capacity to pay interest and repay principal is extremely strong. Prices are responsive only to interest rate fluctuations.

Securities rated Aa and AA also are judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities. Long-term risk may appear greater than the Aaa or AAA group. Prices are primarily responsive to interest rate fluctuations.

Securities rated A are considered upper-medium grade. Protection for interest and principal is deemed adequate but susceptible to future impairment. The market prices of such obligations move primarily with interest rate fluctuations but also with changing economic or trade conditions.

Securities rated Baa and BBB are considered upper-medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations have certain speculative characteristics. They are susceptible to changing

PAGE 99
economic conditions and require constant review. Such bonds are more responsive to business and trade conditions than to interest rate fluctuations.

Securities rated Ba and BB are considered to have speculative elements. Their future cannot be considered well assured. The protection of interest and principal payments may be very moderate and not well safeguarded during future good and bad times. Uncertainty of position characterizes these bonds.

Securities rated B or lower lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal or of the maintenance of other contract terms. Some of these bonds are of poor standing and may be in default or have other marked shortcomings.

Bonds rated Caa and CCC are of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest.

Bonds rated Ca and CC represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

Bonds rated C are obligations with a higher degree of speculation. These securities have major risk exposures to default.

Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with fund objectives and policies. When assessing the risk involved in each nonrated security, the Funds will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Short-term Tax-exempt Securities

A portion of each Fund's assets are in cash and short-term securities for day-to-day operating purposes. The investments will usually be in short-term municipal bonds and notes. These include:

(1)  Tax   anticipation   notes  sold  to  finance   working  capital  needs  of
municipalities in anticipation of receiving taxes on a future date.

(2) Bond anticipation notes sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future.

(3) Revenue anticipation notes issued in anticipation of revenues from sources other than taxes, such as federal revenues available under the Federal Revenue Sharing Program.

PAGE 100
(4) Tax and revenue anticipation notes issued in anticipation of revenues from taxes and other sources of revenue, except bond placements.

(5) Construction loan notes insured by the Federal Housing Administration which remain outstanding until permanent financing by the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA) at the end of the project construction period.

(6) Tax-exempt commercial paper with a stated maturity of 365 days or less issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

(7) Variable rate demand notes, on which the yield is adjusted at periodic intervals not exceeding 31 days and on which the principal may be repaid after not more than seven days' notice, are considered short-term regardless of the stated maturity.

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

PAGE 101
Short-term Taxable Securities and Repurchase Agreement

Depending on market conditions, a portion of each Fund's investments may be in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities resulting principally from lending programs of the U.S. government;

(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Fund;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions;

(5) Letters of credit which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Moody's or S&P. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earning trends;

Moody's rating Prime-1 (P-1) and Standard & Poor's rating A-1 indicate that the degree of safety regarding timely payment of short-term promissory obligations is either overwhelming or very strong.

Moody's rating Prime-2 (P-2) and Standard & Poor's rating A-2 indicate that capacity for timely payment of short-term promissory obligations with this designation is strong.

(7) Repurchase agreements involving acquisition of securities by a Fund with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, a Fund receives a fixed rate of return that is insulated from market rate changes while it holds the security.

PAGE 102
APPENDIX B

OPTIONS AND INTEREST RATE FUTURES CONTRACTS


Each Fund may buy or write options traded on any U.S. exchange or in the over-the-counter market. Each Fund may enter into interest rate futures contracts traded on any U.S. exchange. Each Fund also may buy or write put and call options on these futures. Bond options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, a Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.


OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for less than the market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if the market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment reasons. The use of options and futures contracts may benefit a Fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the security market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a security transaction when the price of the


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PAGE 103
security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.


Put and call options also may be held by a Fund for investment purposes. Options permit a Fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a Fund assumes when it buys an option is the loss of the premium. To be beneficial to a Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.


Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:


'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with that Fund's goals.


'All options written by a Fund will be covered. For covered call options if a decision is made to sell the security, that Fund will attempt to terminate the option contract through a closing purchase transaction.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since each Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by that Fund. A Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange (CBOE) or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.




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FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through
mortgage-backed   securities,   three-month   U.S.   Treasury   bills  and  bank
certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by each Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, that Fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, each Fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by a Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, each Fund realizes a gain, and if the offsetting sale price is less than the purchase price, each Fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at a Fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day each Fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities a Fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of a Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. If, on the other hand, a Fund held cash reserves and interest rates were expected to decline, it might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term


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PAGE 105
rates, the ability to continue holding these cash reserves would have a very beneficial impact on a Fund's earnings. Even if short-term rates were not higher, a Fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund's cash reserves could then be used to buy long-term bonds on the cash market. A Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, a Fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of that Fund.

RISKS. There are risks in engaging in each of the management tools described above. The risk each Fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts a Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. A Fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate a Fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, a Fund might not be able to close the option because of insufficient activity in the options market.



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A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of that Fund's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that a Fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, it would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in a Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, a Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit a Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within a three-month period, a Fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. Each Fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.



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Accounting  for  futures  contracts  will be  according  to  generally  accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.



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APPENDIX C

STATE RISK FACTORS

The yields on the securities in which the Funds will invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligator, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue.

In addition to such factors, such securities will experience particular sensitivity to local conditions - including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality including: ecological or environmental concerns; litigation; natural disasters; and statutory limitations on an issuer's ability to increase taxes. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state. A summary description of certain factors and statistics describing the economies in each state is set forth below. Such information is not specific to the issuer of a particular security that a Fund may own and is only intended to provide a general overview of the respective state economy. Such information has been excerpted from publicly available offering documents and from other research reports prepared by rating agencies. No Fund has independently verified this information and no Fund makes any representations regarding this information.

Please remember that most state and local economies have experienced significant expansions over the past 5-7 years. In recessionary periods, an issuer's ability to pay interest on or repay principal of securities in which the Funds will invest may be significantly impaired. Accordingly, please monitor your investment accordingly.

FACTORS AFFECTING CALIFORNIA

California's economy is showing many signs of recovery after several years of hardship.

This year has seen strong gains in employment, business services, non-residential construction and local education sectors. During the recent recession, about 5% job loss was experienced and by November 1996 employment was approximately 3% over the pre-recession peak. California expects that economic growth will be focused in entertainment and export trade sectors to the Pacific Rim.




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PAGE 109

California's population is estimated at 31,589,000, which makes it the most populous state. The March 1997 unemployment rate was 6.5%. The state's personal income gain was well below the national rate in 1991-1994, and in 1995 it rebounded to maintain a pace with the rest of the nation. The trend continued into the second quarter of 1996 with the per capita personal income rate at $25,144.

An operating deficit is expected for the state as the need for further financial strengthening continues. Limited economic flexibility surrounds structural budget issues for restructuring initiatives, mandating strict property tax limits and the share of the budget which must be devoted to educational reform.

Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California state and municipal securities to obtain sufficient revenue to pay their bond obligations. Prior to 1977, revenues of the state government experienced significant growth primarily as a result of inflation and continuous expansion of the tax base of the state. In 1978, California voters approved an amendment to the California constitution known as Proposition 13, which added Article XIIIA to the state Constitution. Article XIIIA reduced ad valorem (according to value) taxes on real property, and restricted the ability of taxing entities to increase real property tax revenues. In addition, Article XIIIA provides that additional taxes may be levied by cities, counties and special districts only upon approval of not less than a two-thirds vote of the "qualified electors" of such district and requires not less than a two-thirds vote of each of the two houses of the state legislature to enact any changes in state taxes for purposes of increasing revenues, whether by increased rate or changes in methods of computation.


In 1986, Proposition 62, an initiative statute enacted in California, placed further limits on the ability of local governments to levy taxes other than ad valorem property taxes, except with voter approval. Legislation enacted subsequent to Article XIIIA provided for the redistribution of California's general fund surplus to local agencies, the reallocation of certain state revenues to local agencies and the assumption of certain local obligations by the state so as to help California municipal issuers raise revenues to pay their bond obligations.


Primarily as a result of the reductions in local property tax revenues received by local governments following the passage of Proposition 13, the legislature undertook to provide assistance to such governments by substantially increasing expenditures from the general fund for that purpose beginning in the 1978-1979 fiscal year. In past years, in addition to such increased expenditures, the indexing of personal income tax rates (to adjust such rates for the effects of inflation), the elimination of certain inheritance and gift taxes, and the increase of exemption levels for certain other such taxes and a moderating impact on the growth in state revenues. In addition, the state has increased expenditures by providing a variety of tax credits, senior citizens' credits and energy credits.



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In 1979, the voters of California  passed an initiative  adding Article XIIIB to the California Constitution. Article XIIIB prohibits the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes" which consist of tax revenues and certain other funds. One of the exclusions from these limitations is "debt service" (defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness on existing or legally authorized as of Jan. 1, 1979, or on bonded indebtedness thereafter approved" by voters). In addition, appropriations required to comply with mandates of courts or the Federal government are not included as appropriations subject to limitation.

The state's appropriations limit is adjusted annually to reflect change in cost of living and population and transfer of financial responsibility from one governmental unit to another. Revenues in any fiscal year which exceed the amount which may be appropriated in compliance with Article XIIIB must be returned to taxpayers by a revision of tax rates or fee schedules within the two subsequent fiscal years.

In November 1988, voters approved an initiative called Proposition 98 which substantially modified Article XIIIB, by providing that a substantial amount (up to $600 million per year currently) of any excess state revenues would, instead of being returned to taxpayers, be paid to public schools and community college districts.

In the years immediately after enactment of Article XIIIB, very few California government entities neared their appropriations limits. To the extent the state remains constrained by its appropriations limit, the absolute level, or the rate of growth, of assistance to local governments may be reduced.

Because of the complex nature of Articles XIIIA and XIIIB, the ambiguities and possible inconsistencies in their terms and the applicability of their exemptions and exceptions and impossibility of predicting future appropriations or changes in population and cost of living, it is not currently possible to determine the impact of Article XIIIA or Article XIIIB or any related legislation on the securities held in the Fund or the ability of state or local governments to pay interest on or repay the principal of such securities. With a limited exception, to date the California courts have either upheld the constitutionality of Article XIIIA and its implementing and related legislation or have interpreted them in such a manner as to avoid the necessity for direct determination of constitutional issues. Article XIIIA and XIIIB and their respective implementing and related legislation will most probably be subject to continuing or future legal challenges. It is not presently possible to predict the outcome of any such legislation with respect to the ultimate scope, impact or

PAGE 111
constitutionality of either Article XIIIA or Article XIIIB, or their respective related legislation; or the impact of any determinations upon state agencies or local government, or upon the abilities of such entities to pay the interest on, or repay the principal of, the securities held by a Fund.

FACTORS AFFECTING MASSACHUSETTS


Massachusetts' wealthy and diverse economy continues to flourish after suffering from a severe recession. Employment gains continue to be positive with 55% of recession losses recaptured. The annual employment gains are accelerating at a rate of 3.2% and unemployment was 3.8% in May 1997. Per capital personal income was $29,439 in 1996. However, debt ratios continue to be high. Net tax-supported debt at $13.6 billion is 8% of personal income and equals $2,243 per capita. Debt servicing costs required 10% of 1995-1996 tax-revenues and 8.5% of own source revenues.


The Massachusetts constitution requires that a balanced budget be provided for each year. In addition, the commonwealth adopted certain budgetary and fiscal controls to eliminate the possibilities of expenditures exceeding available revenues and funds. The general fund, the local aid fund and the highway fund are the three principal operating funds of the commonwealth and the condition of these funds is generally regarded as the principal indicator of whether the commonwealth's operating revenues and expenses are balanced.

The commonwealth had and may continue to have unfunded general liabilities of its retirement systems and a program to fund these liabilities. In 1978, the commonwealth began assuming full financial responsibility for all costs of the administration of justice within the state, and Medicaid expenditures which have increased each year. It also raised aggregate aid to cities, towns, schools and other districts and transit authorities. In the past the commonwealth signed constant decrees to improve mental health care and programs for the mentally retarded to meet federal standards including those governing federal reimbursements under various programs.

All of the 351 cities and towns in Massachusetts have achieved a property tax level of no more than 2.5% of full property values. Legislation that effected this leveling is Proposition 2 1/2. Under Proposition 2 1/2, cities and towns may increase the property tax levy annually. In most cases property taxes can increase by 2.5% of the prior year's tax levy plus 2.5% of the value of new properties and of significant improvements to property.

The reductions in local revenues and reductions in local personnel and services resulting from Proposition 2 1/2 created a strong demand for substantial increases in state-funded local aid, with increases in fiscal years 1982 through 1987. The effect of this increase in local aid was to shift a major part of the impact of Proposition 2 1/2 to the commonwealth. Legislation had been enacted providing for certain local option taxes.



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PAGE 112
Efforts to limit and reduce the levels of taxation in Massachusetts have been underway for several years. Chapter 62F of the Massachusetts General Laws establishes a state tax revenue growth limit and does not exclude principal and interest payments on commonwealth debt obligations from the scope of the limit.


Lawsuits filed against the commonwealth or its authorities may affect its future fiscal condition.


FACTORS AFFECTING MICHIGAN


Michigan's economy and operating funds continue to be successful. The stability is provided by the state's replenished reserve, and anticipated expenditure controls, and by the state's improved economy. However, the state's principal pension fund's performance continues to corrode and unfunded liabilites have increased significantly.

The unemployment rate is 4.9%. Employment growth is strong and is expected to continue at a rate of 1.5% in the manufacturing, export and the services sectors. Per capita personal income in 1996 was $24,810. Michigan's economic strength is mitigated, however, by the potential for a volatile economy due to its specialized heavy manufacturing sector. Additionally, the effects of school financing reform have deepened cash flow pressure.


Michigan's low debt position helped it to weather recent difficult economic times. Financial operations remained solvent through budget adjustments, spending cuts and use of non-recurring items. Previous budget problems arose from revenue estimates falling below expectation and increased spending levels. This caused deficits in the general fund budget for fiscal years ended 1990 and 1991.


The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and office equipment), tourism and agriculture. Because of the emphasis on durable goods, however, economic activity in the state has tended to be more cyclical than in the nation as a whole. Moreover, this domination left the state's economy more susceptible to upward and downward cycles. The manufacturer sector has benefited from significant private investment and improved international competitiveness. The current low interest rate environment should continue to help strengthen business investment.


Some local economies have been significantly affected by recent weather conditions.

FACTORS AFFECTING MINNESOTA


Minnesota's economy is diverse with positive levels of wealth, and the frequent reforecasting enables prompt reaction to change. Unemployment is well below previous levels and wage growth is stronger than anticipated.





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PAGE 113

The 1995-97 budget projects year-end reserves equal to over 3% of biennial revenue. The abundance of jobs and low unemployment rate have assisted the state's economy and the state's financial condition. Statewide unemployment fell to a record low of 3% in February 1997. Employment growth, however, is believed to be hindered by the reduction in workers available for work and the corresponding increase in labor costs. Minnesota has experienced rapid growth in per capita income at $25,580 in 1996 up 9.34% from 1995.

Some local economies have been significantly affected by recent flooding.

The Minnesota "Price of Government" is the governor's statutory four year budget proposal. It is a measure of government revenues as a percentage of personal income. Minnesota's school districts, counties and cities rely greatly on property tax revenues as the largest source of operating funds, and it is the only source of potential revenue flexibility. K-12 educational funding proposals are on the table, taxpayer and "Price of Government" pressures on revenue increases could result in budgetary constraints for local units.

Economic weakness has, in the recent past, tested Minnesota's historically strong financial management. The rainy day fund established in the mid-1980s totaled $550 million as of fiscal 1990. To address budget gaps in 1991 and the 1992-1993 biennium, the reserve was drawn down to $240 million as of June, 1992, demonstrating the severe effects of a lasting recession.

The unemployment rate, growth rates and income trends in Minnesota compare favorably with national averages, but the economy is cyclically sensitive. Minnesota's employment and population are forecasted to continue to grow at rates near the national average. Total employment in the state is expected to grow at an average annual rate of 1.3% a year through 2005, slightly below the projected national growth rate of 1.5% annually. During the recessionary period from 1980 to 1983, economic conditions in the agricultural and iron mining industries, which are two of the leading sectors of Minnesota's economy, were poor. However, mining is a less significant factor in the state economy than it once was while the manufacture of durable and non-durable goods is relatively more important to the economy.

FACTORS AFFECTING NEW YORK

New York reports an economy that is currently outperforming expectations. Although debt levels have continued to increase, Medicaid costs, the highest in the nation, are being reduced to align with the costs of other states, and welfare reform proposals are expected to move welfare recipients from welfare to work. New York's most recent fiscal year ended in March of 1997 with a $1.4 billion budget surplus. The 1997-98 Executive budget continues to cut taxes and control governmental spending increasing "rainy day" reserves to their highest level ever.

New York state's unemployment rate is approximately 6.1%. Business, management, recreation and entertainment is expected to outpace the overall service sector. Generally, job gains are seen in the service, retail trade and construction sectors. Per capita personal income was $28,782 in 1996. More progress, however, is needed to ease the burden of paralyzing property tax increases. According to 1993 data, New Yorkers pay 63% more per capita average than the national average. The largest portion of property tax burden is school district property taxes.

The state has historically been one of the wealthiest in the nation. For decades, however, the state economy has grown more slowly than that of the nation as a whole, resulting in a gradual erosion of its relative economic affluence. The causes of this decline are varied and complex, in many cases involving national and international developments beyond the state's control. Part of the reason for the long-term relative decline in the state economy has been attributed to the combined state and local tax burden. The existence of this tax burden limits the state's ability to impose higher taxes in the event of future financial difficulties.


The fiscal stability of the state is related to the fiscal stability of New York City and the authorities (which generally finance, construct and operate revenue-producing public benefit facilities). The state's experience has been that if New York City or any of the authorities suffer serious financial difficulties, the ability of the state, New York City, the state's political subdivisions and the authorities to obtain financing in the public credit markets is adversely affected. This results in part from the expectation that to the extent that any authority or local government experiences financial difficulty, it will seek and receive state financial assistance. Moreover, New York City accounts for approximately 40% of the state's population and tax receipts, so New York City's financial integrity affects the state directly. Accordingly, if there should be a default by New York City or any of the authorities, the market value and marketability of all New York tax-exempt securities could be adversely affected.


While principal and interest payments on outstanding authority obligations are normally paid from revenues generated by the projects of the authorities, in recent years New York has had to appropriate large amounts to enable certain authorities to meet their financial obligations and in some cases to prevent default. Further assistance may be required in the future. In particular, the New York State Urban Development Corporation (UDC), the New York State Housing Finance Agency (HFA), and the Metropolitan Transportation Authority (MTA) may require substantial amounts of assistance from the state.

The HFA provides financing for multifamily housing, state university construction, hospital and nursing home development and other programs. HFA depends upon mortgagors in each of its programs to generate sufficient funds from rental income, subsidies and other payments to meet their respective mortgage repayment obligations to HFA as well as to meet the operating and maintenance costs of the project. On several occasions in the past, in

PAGE 115
fulfillment of its moral obligation commitment, New York appropriated funds on behalf of HFA to replenish its debt service reserve funds. There can be no assurance that the state will not be called upon to provide further assistance in the future. Any litigation decided against HFA also may have an adverse effect on the financial condition of HFA mortgages.

The MTA oversees the operations of the city's bus and subway system by the New York City Transit Authority and the Manhattan and Bronx Surface Operating Authority (collectively, the TA) and, through subsidiaries, operates certain commuter rail lines. The MTA has depended and will continue to depend upon federal, state and local government support to operate the transit system because fare revenues are insufficient.

The TA and New York City had damage claims filed against it from deaths and injuries sustained during a Dec. 1990 subway fire and an Aug. 1991 train derailment. Lawsuits could have an adverse financial impact on TA.

Beginning in 1975 (in part as a result of the New York City and UDC financial crises), various localities of New York began experiencing difficulty in marketing their securities. As a result, certain localities, in addition to New York City, have experienced financial problems leading to requests for state assistance. If future financial problems cause agencies or localities to seek special state assistance, this could adversely affect New York's ability to pay its obligations. Similarly, if financial difficulties of the state result in the inability to meet its regular aid commitments or to provide further emergency financing, issuers may default on their outstanding obligations, which would affect the marketability of debt obligations of the state, its agencies and municipalities, such as the New York tax-exempt bonds in the Fund's portfolio.

Reductions in federal spending could materially and adversely affect the financial condition and budget projections of New York's localities. Should localities be adversely affected by federal cutbacks, they may seek additional assistance from the state that might, in turn, have an adverse impact on New York's ability to maintain a balanced budget.

The Long Island Lighting Company (LILCO) is the investor-owned utility which supplies gas service and substantially all electric service in Nassau and Suffolk Counties and a small portion of Queens County and New York City. In early 1984, LILCO reported that it faced serious cash-flow and other financial difficulties that were attributable to, among other things, construction problems on its 809-megawatt Shoreham Nuclear Power Facility. LILCO is the largest single real property taxpayer in both Suffolk and Nassau Counties and if its financial problems continue, there could be severe financial difficulties for the affected localities, particularly in Suffolk County. State legislation was enacted in 1986 creating the Long Island Power Authority (LIPA), a public benefit corporation that has the power to acquire LILCO if it determines that to do so would result in lower electric rates for LILCO customers. The legislation requires that, with certain

PAGE 116
exceptions, if LILCO property is acquired by LIPA and is therefore removed from the tax rolls, LIPA is to make payments in lieu of most state and local taxes that would otherwise have been paid by LILCO. LIPA made and subsequently amended an offer to the Board of Directors of LILCO for a negotiated acquisition of LILCO by LIPA. The New York State comptroller recently reached a preliminary conclusion that the issuance of tax-exempt bonds by LIPA to acquire LILCO may create a temporary oversupply in the market for new and outstanding issues of New York tax-exempt bonds.

In February 1989, the Governor and LILCO reached an agreement pursuant to which LILCO would sell Shoreham to the New York Power Authority for $1 (which would then decommission Shoreham) in return for a schedule of rate increases which have since been approved by the State Public Service Commission (the PSC). The agreement has been approved by the New York Power Authority and LIPA. The agreement and PSC rate increases have enabled LILCO to reenter the public credit markets. It is difficult to predict the ultimate fiscal and economic impact on the state or on local governments on Long Island of any litigation to which LILCO is or may become a party, or of any bankruptcy by or takeover of LILCO.

New York City and Municipal Assistance Corporation. In 1975, New York City encountered severe financial difficulties that impaired the borrowing ability of the city, the state and the authorities. As a result, New York City lost access to public credit markets and was not able to sell debt to the public until 1979. MAC was organized in 1975 to provide financing assistance for New York City and to exercise certain oversight and review functions with respect to the city's financing. Prior to 1985, MAC had the authority to issue bonds and notes and to pay or lend the proceeds to the city. Since 1985, MAC has been authorized to issue bonds and notes only to refund its outstanding bonds and notes. MAC also has the authority to exchange its obligations for New York City obligations. MAC bonds are payable from appropriations of certain state sales and use taxes imposed by New York City, the state stock transfer tax and per capita state aid to New York City. The state is not, however, obligated to continue these taxes, to continue to appropriate revenue from these taxes or to continue the appropriation of per capita state aid to pay MAC obligations. MAC does not have taxing powers and its bonds are not obligations enforceable against either New York City of New York.

New York City has maintained a balanced budget for several fiscal years and has retired all of its federally guaranteed debt. As a result, certain restrictions imposed on New York City by the New York State Financial Control Board (the Control Board), which was created in response to New York City's 1975 fiscal crisis, have been suspended. Those restrictions, including the Control Board's power to approve or disapprove certain contracts, long-term and short-term borrowings and the four-year financial plan of the City, will remain suspended unless and until, among other things, there is a substantial threat of or an actual failure by the City to pay debt service on its notes and bonds or to keep its annual operating deficits below $100 million. The City's four-year financial plan

PAGE 117
for fiscal years 1989 through 1992 was submitted to the Control Board on July 5, 1988, and had been subsequently modified by the City. As modified it projects a balanced budget for the 1989 fiscal year, and budget gaps of $661 million, $945 million and $818 million for the 1990, 1991, and 1992 fiscal years, respectively, before implementation of gap closing programs.

The ability of New York City to balance its future budgets as provided in its financial plans depend on various actions the City expects will be taken but are not within its control. If expected federal and state aid is not forthcoming, if economic conditions significantly further reduce revenue derived from economically sensitive taxes or increase expenditure for public assistance, or if other uncertainties materialize which reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, it is likely that New York City would make demands upon the state for substantial additional financial assistance.

Litigation. Certain litigation pending against the state, its subdivisions and their officers and employees could have a substantial and long-term adverse effect on state finances. In addition, New York City is a defendant in a significant number of lawsuits pertaining to material matters, including those claims asserted that are incidental to performing routine governmental and other functions.

PAGE 118
FACTORS AFFECTING OHIO

The state's Budget Stabilization Fund is approximately $830 million, indicative of the state's recent economic strength. The outlook for debt is stable. Ohio's credit position has strengthened from sensible financial management. The current 1997- 98 biennial capital budget totals $3 billion of debt to be issued over the next four years. Key areas of capital spending include schools, prisons, parks, and natural resource facilities.

Manufacturing sector growth has escalated in recent years with more exports of key industrial products, such as transportation equipment and nonelectrical machinery. The state's unemployment rate was below the national average at 4.7% in March 1997. Per capita personal income in 1996 was $23,537.

Ohio continues to be among the most important contributors to the national manufacturing sector. Even with the proportional decline of the manufacturing sector over the past two decades, its dominance still makes Ohio vulnerable to recession.

Recently, the Ohio Supreme Court found that the current method of educational funding is unconstitutional. The Ohio General Assembly has one year to remedy specific findings. The outcome is unpredictable. Bonding and higher tax rates may be required.

As with other states, Ohio experienced economic weakness during the recent recession. This, and other factors, led to budget shortfalls in 1991-1992. However, these shortfalls were effectively managed through a draw-down on the state's budget stabilization fund and an executive order to reduce state spending by $196 million. In the early 1980s, Ohio's financial operations continued a trend of vulnerability to economic cycles. Spending reductions coupled with tax increases were implemented as a method of maintaining control during recessionary periods. Ohio may face similar scenarios in future years. However, the effects of economic cycles should be less severe because the state's economic base is more diversified than it has been in the two previous decades. Constitutional and statutory provisions require the state to close each fiscal year with a positive general fund balance, in conjunction with Ohio's advantageous current budgetary practice should help future financial performance.

Ohio benefits from a diversified revenue structure and a relatively low tax burden. The state carries out most of its operations through the general revenue fund which receives general state revenues not otherwise dedicated. General fund revenues are derived mainly from personal income, sales, corporate and franchise taxes. General fund operations historically have paralleled economic trends, as evidenced by the performance in recent recessionary periods.

PAGE 119
While diversifying more into the service area, Ohio's economy continues to rely in part on durable-goods and manufacturing. This reliance is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole.


A number of local Ohio communities and school districts have faced significant financial problems. The state has established procedures for municipal fiscal emergencies, under which joint state and local commissions are established to monitor the fiscal affairs of a financially troubled municipality the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty cities and villages, including the City of Cleveland; in a majority of these communities, the fiscal situation has been resolved and the procedures terminated.

Local school districts in Ohio receive a major portion of their operational funds from state subsidies, but are dependent upon local taxes for significant portions of their budgets. Local school districts are authorized to submit for voter approval an income tax on the district income of individuals and estates. A small number of local school districts have required emergency advances from the state in order to prevent year-end deficits. The number of districts applying for aid has fluctuated over the years. Legislation (with enhanced provision for individual district borrowing) has replaced the emergency advance loan program.

FACTORS AFFECTING PUERTO RICO

The Funds may invest in municipal securities issued by or on behalf of Puerto Rico, its agencies or instrumentalities. Since the early 1970s, manufacturing has been the primary force in Puerto Rican development. Other major sectors of Puerto Rico's economy include government, trade and services. Puerto Rico's unemployment rate remains relatively high and per capita income is less than half of the U.S. average. Debt ratios for the Commonwealth are high as it assumes much of the responsibility for financing improvements in the local infrastructure. Puerto Rico's economic base remains centered around tax advantages offered to U.S. manufacturing firms. Legislation or other action that would eliminate or reduce such tax incentives might give rise to economic instability and volatility in the market for the securities.

PAGE 120
APPENDIX D

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.


While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.


Dollar-cost averaging

-------------------------------------------------------------------
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 ----                -----                   -----
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

IDS Insured Tax-Exempt Fund



Prospectus
August 29, 1997



The goals of IDS Insured Tax-Exempt Fund, a part of IDS Special Tax-Exempt Series Trust, are to provide a high level of income generally exempt from federal income tax and preservation of shareholders' capital. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.


Additional  facts about the Fund are in a Statement  of  Additional  Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated here by reference.
For a free copy, contact American Express Shareholder Service.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the Fund:

o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goals


American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
800-862-7919
TTY:  800-846-4852
Web site address: http://www.americanexpress.com/advisors

Table of contents

The Fund in brief
         Goals
         Investment policies and risks
         Manager and distributor
         Portfolio manager
         Alternative purchase arrangements

Sales charge and Fund expenses

Performance
         Financial highlights
         Total returns
         Yield

Investment policies and risks
         Facts about investments and their risks
         Alternative investment option
         Valuing Fund shares

How to purchase, exchange or redeem shares
Alternative purchase arrangements
How to purchase shares
How to exchange shares
How to redeem shares
Reductions and waivers of the sales charge

Special shareholder services
         Services
         Quick telephone reference

Distributions and taxes
         Dividend and capital gain distributions
         Reinvestments
         Taxes
         How to determine the correct TIN

How the Fund is organized
         Shares
         Voting rights
         Shareholder meetings
         Board members and officers
         Investment manager
         Administrator and transfer agent
         Distributor


About American Express Financial Corporation
         General information


Appendices
         1997 Federal tax information
         Descriptions of derivative instruments

The Fund in brief

Goals

IDS Insured Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.

Because  any  investment   involves  risk,   achieving  these  goals  cannot  be
guaranteed. Only shareholders can change the goals.


Investment policies and risks

The Fund is a diversified mutual fund that invests primarily in a diversified portfolio of securities exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government. At least 65% of the Fund's total assets will be privately insured. The Fund may hold short-term tax-exempt securities that are not insured. A portion of the assets may be invested in bonds subject to the alternative minimum tax computation. Other investments may include taxable investments, derivative instruments and tax-exempt money market instruments.

Shares of the Fund held by an investor are not insured or guaranteed and their net asset value fluctuates as the value of the portfolio securities changes. For further information, refer to the later section in the prospectus titled "Investment policies and risks."


Manager and distributor


The Fund is managed by American Express Financial Corporation (AEFC), a provider of financial services since 1894. AEFC currently manages more than $ 65 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly-owned subsidiary of AEFC.


Portfolio manager


Paul Hylle joined AEFC in 1993 and serves as portfolio manager. He also is portfolio manager of IDS California Tax-Exempt Fund, IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund. Prior to joining AEFC, he had been a portfolio manager at Lutheran Brotherhood.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses

                             Class A Class B Class Y
Maximum sales charge on purchases*
(as a percentage of offering price)         5%                0%              0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)      0%                5%              0%


Annual Fund operating expenses (as a percentage of average daily net assets):

                             Class A          Class B         Class Y
Management fee               0.45%             0.45%          0.45%
12b-1 fee                    0.00%             0.75%          0.00%
Other expenses**             0.29%             0.30%          0.22%
Total                        0.74%             1.50%          0.67%


*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."


**Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:


                        1 year              3 years        5 years    10 years
Class A  $ 57              $ 72             $ 89           $138
Class B  $ 65              $ 87             $102           $159**
Class B* $ 15              $ 47             $ 82           $159**
Class Y  $  7              $ 21             $ 37           $ 84


*Assuming Class B shares are not redeemed at the end of the period.
**Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

IDS Insured Tax-Exempt Fund

Performance
Financial highlights

Fiscal period ended June 30,
                  Per share income and capital changes(a)
                                         Class A
                     1997     1996     1995     1994     1993    1992     1991     1990    1989(b)  1988     1987
Net asset value,    $5.43    $5.40    $5.35    $5.63    $5.33   $5.04    $4.96    $5.00   $4.86    $4.73    $5.07
beginning of period
                  Income from investment operations:
Net investment        .30      .30      .30      .30      .30     .31      .32      .31     .16      .31      .32
income
Net gains             .07      .03      .05     (.28)     .30     .29      .08     (.04)    .14      .14     (.34)
(losses) (both realized
and unrealized)

Total from            .37      .33      .35      .02      .60     .60      .40      .27     .30      .45     (.02)
investment
operations
                  Less distributions:
Dividends from       (.29)    (.28)    (.30)    (.30)    (.30)   (.31)    (.32)    (.31)   (.16)    (.32)    (.32)
net investment income

Distributions          --     (.02)      --       --       --      --       --       --      --       --       --
from realized gains

Total                (.29)    (.30)    (.30)    (.30)    (.30)   (.31)    (.32)    (.31)   (.16)    (.32)    (.32)
distributions

Net asset value,    $5.51    $5.43    $5.40    $5.35    $5.63   $5.33    $5.04    $4.96   $5.00    $4.86    $4.73
end of period
                  Ratios/supplemental data
                                         Class A
                     1997     1996     1995     1994     1993    1992     1991     1990    1989(b)  1988     1987
Net assets, end      $462     $491     $505     $525     $464    $308     $195     $133     $79      $55      $37
of period (in
millions)

Ratio of              .74%     .75%     .66%     .65%     .65%    .67%     .67%    .69%     .72%(c)  .77%     .88%
expenses to average
daily net assets(e)

Ratio of net         5.42%    5.16%    5.66%    5.32%    5.53%   6.06%    6.36%   6.44%    6.60%(c) 6.55%    6.77%
income to average
daily net assets

Portfolio              33%      52%      53%      37%       5%     11%       8%     24%      19%      33%      29%
turnover rate
(excluding short-term
securities)

Total return(d)       7.1%     6.3%     6.7%      .3%    11.7%    12.3%    8.1%    5.6%     6.4%     9.7%     (.2%)


 (a) For a share outstanding throughout the period.  Rounded to nearest cent.
 (b) The Fund's fiscal year-end was changed from Dec. 31 to June 30, effective 1989.
 (c) Adjusted to an annual basis.
 (d) Total return does not reflect payment of a sales charge.
 (e) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

Fiscal period ended June 30,

                   Per share income and capital
                   changesa
                                 Class B                       Class Y
                        1997     1996    1995(b)      1997     1996     1995(b)

Net asset value,       $5.43    $5.40   $5.47        $5.44    $5.41    $5.47
beginning of period

                    Income from investment operations:

Net investment           .25      .26     .09          .30      .31      .08
income

Net gains (losses)       .08      .03    (.07)         .08      .03     (.06)
(both realized
and unrealized)

Total from               .33      .29     .02          .38      .34      .02
investment operations

                   Less distributions:

Dividends from net      (.25)    (.24)   (.09)        (.30)    (.29)    (.08)
investment income

Distributions             --     (.02)     --           --     (.02)      --
from realized gains

Total                   (.25)    (.26)   (.09)        (.30)    (.31)    (.08)
distributions

Net asset value,       $5.51    $5.43   $5.40        $5.52    $5.44    $5.41
end of period
                   Ratios/supplemental data
                                 Class B                       Class Y
                        1997     1996    1995(b)      1997     1996    1995(b)

Net assets, end of       $31      $21      $6          $--      $--     $--
period (in millions)

Ratio of expenses       1.50%    1.51%   1.49%(c)      .58%     .57%    .54%(c)
to average daily net
assets(e)

Ratio of net            4.71%    4.42%   4.72%(c)     5.78%    5.32%   5.38%(c)
income to average
daily net assets

Portfolio                 33%      52%     53%          33%      52%     53%
turnover rate (excluding
short-term securities)

Total return(d)          6.3%     5.5%     .4%         7.3%     6.4%     .4%

 (a) For a share outstanding throughout the period. Rounded to the nearest cent.
 (b) Inception date was March 20, 1995.
 (c) Adjusted to an annual basis.
 (d) Total return does not reflect payment of a sales charge.
 (e) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of June 30, 1997

Purchase                1 year     Since            5 years           10 years
made                    ago        inception*       ago               ago

Insured Tax-Exempt:
  Class A               +1.72%         --%         +5.25%            +7.18%
  Class B               +2.26%      +3.65%*           --%               --%
  Class Y               +7.25%      +6.19%*           --%               --%

Lehman Brothers Total Return
Municipal Bond
Index                   +8.25%      +7.72%**       +7.10%            +8.17%

*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.

Cumulative total returns as of June 30, 1997

Purchase               1 year        Since            5 years      10 years
made                   ago           inception*       ago               ago

Insured Tax-Exempt:
  Class A              +1.72%           --%           +29.19%       +100.15%
  Class B              +2.26%        +8.53%*              --%            --%
  Class Y              +7.25%       +14.68%*              --%            --%

Lehman Brothers Total Return
Municipal Bond
Index                  +8.25%       +18.22%**        +40.89%         +119.39%

*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.

These examples show total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to those of a popular index for the same periods. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees. March 20, 1995 was the inception date for Class B and Class Y. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges although not for other differences in expenses.

For purposes of calculation, information about the Fund assumes:
o        a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o        no sales charge for Class Y shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.


Lehman Brothers Total Return Municipal Bond Index is an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Yield


Yield is the net investment income earned per share for a specified time period, divided by the offering price at the end of the period. The Fund's SEC standardized yield for the 30-day period ended June 30, 1997, was 4.24% for Class A, 3.71% for Class B and 4.70% for Class Y. The Fund calculates this 30-day SEC standardized yield by dividing:


o        net investment income per share deemed earned during a 30-day period by

o        the public offering price per share on the last day of the period, and

o        converting the result to a yearly equivalent figure

The Fund also may calculate a tax equivalent yield by dividing the tax-exempt portion of its yield by one minus a stated income tax rate. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in exempt obligations.

These yield calculations do not include any contingent deferred sales charge, ranging from 5% to 0% on Class B shares, which would reduce the yields quoted.

The Fund's yield varies from day to day, mainly because share values and offering prices (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Past yields should not be considered an indicator of future yields.

Investment policies and risks

Under normal market conditions, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities that are insured and have a maturity of more than one year.


In addition, a portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets. Other investments may include taxable investments, derivative instruments and tax-exempt money market instruments.


The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Bonds and other debt securities exempt from federal income taxes: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. The fund may purchase securities rated Aaa by Moody's Investors Service, Inc. (Moody's) or AAA by Standard & Poor's Corporation (S&P). In addition, the Fund may purchase securities rated lower than Aaa by Moody's or AAA by S&P without regard to their rating, provided the securities are insured. These securities generally provide a higher yield than securities with the highest ratings. The increased yield will be offset to a certain extent by the premium paid to insure the securities. In purchasing these securities the Fund hopes to achieve a higher yield while at the same time providing the same level of safety available by the purchase of AAA rated securities.

Concentration: The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market, such as electric revenue bonds, hospital revenue bonds, housing agency bonds, industrial development bonds, airport bonds, or in securities the interest upon which is paid from revenues of a similar type of project. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining market or needs of the projects) might also affect other bonds in the same segment. This could increase market risk.

The Fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state. As the similarity in issuers increases, the potential for fluctuation in the net asset value of the Fund's shares also increases.

Taxable investments: If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments as described more fully in the SAI.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. The use of derivative instruments may produce taxable income. These investments are not insured or guaranteed. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of the Fund's assets at risk to 5%. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Inverse floaters: Inverse floaters are derivatives created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. These investments are not insured or guaranteed. No more than 10% of the Fund's assets will be held in inverse floaters.


Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. Securities and instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.


Tax-exempt money market instruments: Pending investment in municipal securities maturing in more than one year, or as a temporary defensive position, the Fund may hold up to 35% of its net assets in short-term tax-exempt instruments that are not insured or guaranteed. The Fund will purchase these instruments only if they are rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent.

Insurance on tax-exempt securities: Payment of principal and interest on tax-exempt securities which have a maturity of more than one year will be either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government. These agencies include the Federal National Mortgage Association and the Federal Housing Administration. Insurance or guarantee features minimize the risks to the Fund and its shareholders associated with defaults in the securities owned by the Fund. Insurance or guarantees do not guarantee the market value of the municipal securities or the value of the shares of the Fund. Insurance premiums are paid from the assets of the Fund and will reduce the Fund's current yield.


Except for securities guaranteed by the U.S. government, or an agency thereof, and the short-term securities described above, each tax-exempt security purchased by the Fund will be insured either by a New Issue Insurance Policy or by a Portfolio Insurance Policy issued by Financial Guaranty Insurance Company or a comparable insurer as long as that insurer is rated Aaa by Moody's or AAA by S&P or the equivalent. None of the Fund's assets were used to pay premiums for the fiscal year ended June 30, 1997.

Except for the investment policies concerning the type and amount of tax-exempt investments, the investment policies described above may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The public offering price is the net asset value (NAV) adjusted for the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Bonds and assets without readily available market values are valued at fair value according to methods selected in good faith by the board

o Securities maturing in 60 days or less are valued at amortized cost

o Securities (except bonds) and assets with available market values are valued on that basis

How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three  different  classes of shares - Class A, Class B and Class
Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

                  Sales charge and distribution
                  (12b-1) fee                        Service fee                Other information


Class A           Maximum initial                    0.175% of average Initial  sales charge
                  sales charge of                    daily net assets           waived or reduced
                  5%; no 12b-1 fee                                              for certain purchases


Class B           No initial sales                   0.175% of average Shares   convert to
                  charge; maximum CDSC               daily net assets           Class A after eight
                  of 5% declines to 0%                                          years; CDSC waived in
                  after six years; 12b-1                                        certain circumstances
                  fee of .75% of average
                  daily net assets

Class Y           None                               0.10% of average           Available only to
                                                     daily net assets           certain qualifying
                                                                                institutional
                                                                                investors


Conversion of Class B shares to Class A shares


During the ninth calendar year of owning your class B shares, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. Class B shares that convert to Class A shares are not subject to a sales charge or distribution fee. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares. This means more of your money will be put to work for you.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

                                 Sales charges on purchase or redemption

If you purchase Class A shares              If you purchase Class B shares

o You will not have all                     o All of your money is
of your purchase price                      invested in shares of
invested. Part of your                      stock. However, you will
purchase price will go                      pay a sales charge if you
to pay the sales charge                     redeem your shares within
You will not pay a sales                    six years of purchase.
charge when you redeem
your shares.

o You will be able to                       o No reductions of the
take advantage of                           sales charge are
reductions in the sales                     available for large
charge                                      purchases.

If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

                                             Ongoing expenses

If you purchase Class A shares              If you purchase Class B shares


o Your shares will have                     o The distribution and
a lower expense ratio                       transfer agency fees for
than Class B shares                         Class B will cause your
because Class A does not                    shares to have a higher
pay a distribution fee                      expense ratio and to pay
and the transfer agency                     lower dividends than
fee for Class A is lower                    Class A shares. After
than the fee for Class B                    eight years, Class B
As a result, Class A shares                 shares will convert to will
pay higher dividends                        Class A shares and you
than Class B shares.                        will no longer be subject
                                            to higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.


Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:


         o Qualified employee benefit plans* if the plan:
           - uses a daily transfer recordkeeping service offering
             participants daily access to IDS funds and has - at least $10 million in plan assets or - 500 or more participants; or - does not use daily transfer recordkeeping and has
           - at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or - 500 or more participants.

         o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

         o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express Financial Advisors. To do so, contact your financial advisor.

How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or Employer Identification number). See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o        Investments   must  be  received  and   accepted  in  the   Minneapolis
         headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o        The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o        You must pay any fee the bank charges for wiring.

o        The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                                        Three ways to invest
1
By regular account                 Send your check and application                      Minimum amounts
                                   (or your name and account number                     Initial investment: $2,000
                                   if you have an established account)                  Additional investments: $100
                                   to:
                                   American Express Financial Advisors Inc.             Account balances:   $  300*
                                   P.O. Box 74
                                   Minneapolis, MN  55440-0074

                                   Your financial advisor will help you with this process.






2
By scheduled                       Contact your financial advisor                       Minimum amounts
investment plan                    to set up one of the following                       Initial investment: $100
                                   scheduled plans:                                     Additional investments: $100/each payment

                                   o  automatic payroll deduction                       Account balances:   none
                                                                                        (on active plans of
                                   o  bank authorization                                monthly payments)

                                   o  direct deposit of                                 If account balance is below $2,000,
                                   Social Security check                                frequency of payments must be at
                                                                                        least monthly.
                                   o  other plan approved by the Fund

3
By wire                            If you have an established account,                  If this information is not
                                   you may wire money to:                               included, the order may be
                                                                                        rejected and all money
                                   Norwest Bank Minneapolis                             received by the Fund, less
                                   Routing No. 091000019                                any costs the Fund or AEFC
                                   Minneapolis, MN                                      incurs, will be returned
                                   Attn:    Domestic Wire Dept.                         promptly.

                                   Give these instructions:                             Minimum amounts
                                   Credit IDS Account #00-30-015                        Each wire investment: $1,000
                                   for personal account # (your
                                   account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan. If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares


You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information on any other fund, including fees and expenses, read that fund's prospectus carefully.


If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.


For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot use the sales charge imposed on the purchase of Class A shares to create or increase a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time. American Express Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.

                       Two ways to request an exchange or redemption of shares

1
By letter                 Include in your letter:
                          o  the name of the fund(s)
                          o  the  class  of  shares  to  be  exchanged  or
                             redeemed  o  your  account   number(s)   (for
                             exchanges,  both funds must be  registered in
                             the   same   ownership)   o   your   Taxpayer
                             Identification Number (TIN)
                          o  the dollar amount or number of shares you want to
                             exchange or redeem
                          o signature of all registered  account owners
                          o for redemptions, indicate how you want your money delivered to you o any paper certificates of shares you hold

                                   Regular mail:
                                   American Express Shareholder Service
                                   Attn:  Redemptions
                                   P.O. Box 534
                                   Minneapolis, MN  55440-0534

                                   Express mail:
                                   American Express Shareholder Service
                                   Attn:  Redemptions
                                   733 Marquette Ave.
                                   Minneapolis, MN  55402

2
By phone
American Express Financial o The Fund and AEFC will honor any telephone exchange or redemption request Advisors Telephone believed to be authentic and will use reasonable procedures to confirm that they Transaction Service: are. This includes asking identifying questions and tape recording calls. If 800-437-3133 or reasonable procedures are not followed, the Fund or AEFC will be liable for any loss 612-671-3800 resulting from fraudulent requests.
o Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges NOT apply by writing American Express Shareholder Service. Each registered owner must sign the request.
o AEFC answers phone requests promptly, but you may experience delays when call volume is high. If you are unable to get through, use mail procedure as an alternative.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o Phone privileges may be modified or discontinued at any time.


                                  Minimum amount
                                  Redemption:        $100

                                  Maximum amount
                                  Redemption:  $50,000

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:


o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed. If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.


o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)

                        Three ways to receive payment when you redeem shares
1
By regular or express mail                           o  Mailed to the address on record
                                                     o  Payable to names listed on the account


                                                     NOTE:  You will be charged a fee if you
                                                     request express mail delivery.


2
By wire                                              o  Minimum wire redemption:  $1,000
                                                     o  Request that money be wired to your bank
                                                     o  Bank account must be in the same
                                                        ownership as the IDS fund account

                      NOTE: Pre-authorization required. For
                      instructions, contact your financial
                      advisor or American Express Shareholder Service.

3
By scheduled payout plan                             o  Minimum payment:  $50
                                                     o  Contact  your  financial
                                                        advisor or American
                                                        Express Shareholder
                                                        Service to set up
                                                        regular  payments to you
                                                        on a monthly, bimonthly,
                                                        quarterly, semiannual or
                                                        annual basis
                                                     o  Purchasing new shares while under a payout
                                                        plan may be disadvantageous because of
                                                        the sales charges


Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                    Sales charge as a
                                            percent of:*

                                            Public            Net
                                            offering amount
                                            price             invested
Up to $50,000                               5.0%              5.26%
Next $50,000                                4.5               4.71
Next $400,000                               3.8               3.95
Next $500,000                               2.0               2.04
$1,000,000 or more                          0.0               0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

Other policies that affect your sales charge:

o IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o Employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.


o Investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA,
(2) the purchase is made with proceeds of a redemption of shares that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds must be the result of a redemption of an equal or greater value where a sales load was previously assessed.


o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)


o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   - of a product distributed by American Express Financial Advisors in a qualified plan subject to a deferred sales charge or
   -     a  qualified   plan  where American Express Trust Company has a
         recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.


o Purchases made with dividend or capital gain distributions from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o Purchases made through or under a "wrap fee" product sponsored by American Express Financial Advisors Inc. (total amount of all investments must be $50,000); or a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company.

o Purchases made with the proceeds from IDS Life Real Estate Variable Annuity surrenders through December 31, 1997.


*Eligibility must be determined in advance by American Express Financial Advisors. To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the            for the CDSC is:

First year                                  5%
Second year                                 4%
Third year                                  4%
Fourth year                                 3%
Fifth year                                  2%
Sixth year                                  1%
Seventh year                                0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any board member, officer or employee of a fund or AEFC or its subsidiaries, o Held in a trusteed employee benefit plan, o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
         - at least 59-1/2 years old, and
         - taking a  retirement  distribution  (if the  redemption  is part of a transfer  to an IRA or  qualified  plan  in a  product  distributed  by
         American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Financial Advisors Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

TTY Service
For the hearing impaired
800-846-4852

American Express Financial Advisors Easy Access Line
Automated account information  (TouchToneR phones only),  including current Fund
prices  and  performance,   account  values  and  recent  account   transactions
800-862-7919

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions


The Fund's net investment income from dividends and interest is distributed to you monthly as dividends. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price than was paid for it. The Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.


Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or


o you direct the Fund to invest your distributions in the same class of another publicly available IDS fund for which you've previously opened an account.


The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes.
Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o        a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o        criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                                              Use the Social Security or
For this type of account:                                     Employer Identification number of:

Individual or joint account                                   The individual or individuals listed on
                                                              the account

Custodian account of a minor                                  The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                                                The grantor-trustee (the
                                                              person who puts the money
                                                              into the trust)

An irrevocable trust, pension                                 The legal entity (not the
trust or estate                                               personal representative
                                                              or trustee, unless no legal
                                                              entity is designated in the account title)

Sole proprietorship                                           The owner

Partnership                                                   The partnership

Corporate                                                     The corporation

Association, club or                                          The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

Shares

IDS Special Tax-Exempt Series Trust currently is composed of six funds, each issuing its own series of capital stock. Each fund is owned by its shareholders. Each fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of a fund. Par value is one cent per share. Both full and fractional shares can be issued.

The shares of each fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

The board may from time to time issue other funds of the Trust, the assets and liabilities of which will likewise be separate and distinct from this Fund.

The Fund no longer issues stock certificates.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers


Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. Board members and officers serve 47 IDS and IDS Life funds and 15 Master Trust portfolios, except for William H. Dudley, who does not serve the nine IDS Life funds.

Board members and officers of the Fund

President and interested board member


William R. Pearce
Chairman of the Board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).


Independent board members


H. Brewster Atwater, Jr.
Former chairman and chief executive officer, General Mills, Inc.


Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.


Melvin R. Laird
Senior counselor for national and international affairs, The Reader's Digest Association, Inc.

Alan K. Simpson
Former United States senator for Wyoming.


Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Interested board members who are officers and/or employees of AEFC


William H. Dudley
Senior advisor to the chief executive officer, AEFC.


David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC


Peter J. Anderson
Senior vice president, AEFC. Vice president - Investments for the Fund.

Melinda S. Urion
Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.


Other officer


Leslie L. Ogg
President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.


Refer to the SAI for the board members' and officers' biographies.

Investment manager

The Fund pays AEFC for managing its assets. Under its Investment Management Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of the Fund, as follows:


Assets                     Annual rate
(billions)                 at each asset level

First $1.0                 0.450%
Next   1.0                 0.425
Next   1.0                 0.400
Next   3.0                 0.375
Over   6.0                 0.350


For the fiscal year ended June 30, 1997, the Fund paid AEFC a total investment management fee of 0.45% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent


The Fund pays AEFC for shareholder accounting and transfer agent services under two agreements. The first agreement, the Administrative Services Agreement, has a declining annual rate beginning at 0.04% and decreasing to 0.02% as assets increase.

The second agreement, the Transfer Agency Agreement, has an annual fee per shareholder account as follows:


         o   Class A   $15.50
         o   Class B   $16.50
         o   Class Y   $15.50

Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly-owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests. The cost of these services is paid partially by the Fund's sales charges.


Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 fee) of 0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.


Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of the Fund's offering price depending on the monthly sales volume.


Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B shares and 0.10% for Class Y shares.

Total expenses paid by the Fund's Class A shares for the fiscal year ended June 30, 1997, were 0.74% of its average daily net assets. Expenses for Class B and Class Y were 1.50% and 0.58%, respectively.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on June 30, 1997 were more than $162 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 8,500 advisors.


Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly-owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC.

Appendix A


1997 Federal tax-exempt and taxable equivalent yield calculation


These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $96,900-$151,750 range. Under Adjusted Gross Income, $175,000 is in the $121,200 to $181,800 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.

                                          Adjusted gross income*

----------------------------- ------------------- ------------------- ------------------ -------------------
Taxable income**              $0                  $121,200            $181,800           Over
----------------------------- ------------------- ------------------- ------------------ -------------------
----------------------------- ------------------- ------------------- ------------------ -------------------
                              to                  to                  to
----------------------------- ------------------- ------------------- ------------------ -------------------
----------------------------- ------------------- ------------------- ------------------ -------------------
                              $121,200(1)         $181,800(2)         $304,300(3)        $304,300(2)
----------------------------- ------------------- ------------------- ------------------ -------------------

Married Filing Jointly
----------------------------- ------------------- ------------------- ------------------ -------------------
$       0 - $ 41,200          15.00%
----------------------------- ------------------- ------------------- ------------------ -------------------
----------------------------- ------------------- ------------------- ------------------ -------------------
   41,200 -    99,600         28.00               28.84%
----------------------------- ------------------- ------------------- ------------------ -------------------
----------------------------- ------------------- ------------------- ------------------ -------------------
   99,600 -  151,750          31.00               31.93               33.24%
----------------------------- ------------------- ------------------- ------------------ -------------------
----------------------------- ------------------- ------------------- ------------------ -------------------
 151,750 -  271,050                               37.08               38.61              37.08%
----------------------------- ------------------- ------------------- ------------------ -------------------
----------------------------- ------------------- ------------------- ------------------ -------------------
 271,050 +                                                            42.47***           40.79
----------------------------- ------------------- ------------------- ------------------ -------------------







                                          Adjusted gross income*

----------------------------- ------------------- ------------------- ------------------
Taxable income**              $0                  $121,200            Over
----------------------------- ------------------- ------------------- ------------------
----------------------------- ------------------- ------------------- ------------------
                              to                  to
----------------------------- ------------------- ------------------- ------------------
----------------------------- ------------------- ------------------- ------------------
                              $121,200(1)         $243,700(3)         $243,700(2)
----------------------------- ------------------- ------------------- ------------------


Single
----------------------------- ------------------- ------------------- ------------------
  $     0 - $ 24,650          15.00%
----------------------------- ------------------- ------------------- ------------------
----------------------------- ------------------- ------------------- ------------------
  24,650 -    59,750          28.00
----------------------------- ------------------- ------------------- ------------------
----------------------------- ------------------- ------------------- ------------------
  59,750 -  124,650           31.00               32.59%
----------------------------- ------------------- ------------------- ------------------
----------------------------- ------------------- ------------------- ------------------
124,650 -  271,050                                37.84               37.08%
----------------------------- ------------------- ------------------- ------------------
----------------------------- ------------------- ------------------- ------------------
271,050 +                                                             40.79
----------------------------- ------------------- ------------------- ------------------


*Gross income with certain adjustments before taking itemized deductions and personal exemptions.

**Amount subject to federal income tax after itemized deductions and personal exemptions.


***This rate is applicable only in the limited case where your adjusted gross income is less than $304,300 and your taxable income exceeds $271,050.


(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.

(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions.

(3) Itemized  Deductions and Personal  Exemption  Phase-outs -- Assumes a single
taxpayer  has  one  personal  exemption,   joint  taxpayers  have  two  personal
exemptions and itemized deductions continue to phase-out.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your federal taxable yield equivalents.

Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

                                       For these Tax-Exempt Rates:
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
             3.00%       3.50%       4.00%       4.50%       5.00%       5.50%       6.00%       6.50%
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

Marginal
Tax Rates                           Equal the Taxable Rates shown below:

------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
15.00%       3.53        4.12        4.71        5.29        5.88        6.47          7.06        7.65
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
28.00%       4.17        4.86        5.56        6.25        6.94        7.64          8.33        9.03
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
28.84%       4.22        4.92        5.62        6.32        7.03        7.73          8.43        9.13
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
31.00%       4.35        5.07        5.80        6.52        7.25        7.97          8.70        9.42
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
31.93%       4.41        5.14        5.88        6.61        7.35        8.08          8.81        9.55
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
32.59%       4.45        5.19        5.93        6.68        7.42        8.16          8.90        9.64
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
33.24%       4.49        5.24        5.99        6.74        7.49        8.24          8.99        9.74
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
37.08%       4.77        5.56        6.36        7.15        7.95        8.74          9.54      10.33
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
37.84%       4.83        5.63        6.44        7.24        8.04        8.85          9.65      10.46
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
38.61%       4.89        5.70        6.52        7.33        8.14        8.96          9.77      10.59
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
40.79%       5.07        5.91        6.76        7.60        8.44        9.29        10.13       10.98
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
42.47%       5.21        6.08        6.95        7.82        8.69        9.56        10.43       11.30
------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------



Appendix B

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Fund may use. At various times the Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Fund's investment goal and policies. For more information on these instruments, see the SAI.


Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Fund's investments against price fluctuations or to increase market exposure.


Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters. Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                                   IDS SPECIAL TAX-EXEMPT SERIES TRUST

                                   STATEMENT OF ADDITIONAL INFORMATION

                                                   FOR

                                       IDS INSURED TAX-EXEMPT FUND


                                              Aug. 29, 1997



This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.


This SAI is dated Aug. 29, 1997, and it is to be used with the prospectus dated Aug. 29, 1997, and the Annual Report for the fiscal year ended June 30, 1997.

                                          TABLE OF CONTENTS


Goals and Investment Policies...................................See Prospectus


Additional Investment Policies...........................................p.  3

Security
Transactions.............................................................p.  5

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation....................................p.  7

Performance Information...................................................p.  8

Valuing Fund Shares.......................................................p. 10

Investing in the
Fund......................................................................p. 11

Redeeming
Shares....................................................................p. 15

Pay-out
Plans.....................................................................p. 15

Capital Loss Carryover....................................................p. 16

Taxes.....................................................................p. 17

Agreements................................................................p. 18

The
Trusts....................................................................p. 21


Organizational Information................................................p. 21


Board Members and Officers................................................p. 21

Compensation for Board Members............................................p. 25

Independent
Auditors..................................................................p. 25

Financial Statements..................................................See Annual
Report

Prospectus................................................................p. 26

Appendix A:  Description of Ratings of Tax-Exempt Securities
             and Short-Term Securities....................................p. 27

Appendix B:  Options and Interest Rate Futures Contracts................. p. 31

Appendix C:  Insured Fund................................................ p. 36

Appendix D:  Dollar-Cost Averaging........................................p. 40

ADDITIONAL INVESTMENT POLICIES


These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change the Fund will not:


'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.


'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.


'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling financial instruments (such as options and futures contracts) or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express Financial Corporation
(AEFC), to the board members and officers of AEFC or to its own board members and officers.

'Purchase securities of an issuer if the board members and officers of the Fund or the board members and officers of AEFC hold more than a certain percentage of the issuer's outstanding securities. The rule is this: the holdings of all board members and officers of the Fund and the holding of all board members and officers of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as permitted by regulatory agencies and approved by the board of directors. If the Fund receives cash as collateral, the Fund will invest the cash collateral in short-term debt securities. The Fund will receive a fee based on the value of the loan. The Fund reviews the market value of the loaned securities daily and will get additional collateral if this value goes up. The risks are the borrower may not provide additional collateral when required or return the securities when due.

Unless changed by the board, the Fund will not:


'Buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.


'Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

'Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.


'Invest more than 5% of its net assets in warrants.

'Invest more than 10% of its net assets in securities and other instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the lease property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.


In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes. It may purchase short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers'
acceptances and letters of credit. The issuing bank or savings and loan generally must have capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S.
bank) at the date of investment.

The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent. It also may use repurchase agreements with broker- dealers registered under the Securities Exchange Act of 1934 and with commercial banks. Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Fund at cost plus an agreed to interest rate within a specified time. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired, and it might subsequently incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of ratings of tax-exempt securities and short-term securities, see Appendix A. For a discussion on options and interest rate futures contracts, see Appendix B. For a discussion on Insured Fund, see Appendix C.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies,which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Fund's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other accounts for which it acts as investment advisor.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the Securities and Exchange Commission (SEC).

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Fund that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. AEFC has assured the Fund it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.


The Fund paid total brokerage commissions of $-0- for the fiscal year ended June 30, 1997, $21,654 for the fiscal year 1996, and $80,516 for the fiscal year 1995. Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.


As of the fiscal year ended June 30, 1997, the Fund held no securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 33% in the fiscal year ended June 30, 1997, and 52% in fiscal year 1996.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION


Affiliates of American Express Company (American Express) (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                            P(1+T)n = ERV

where:
         P        = a hypothetical initial payment of $1,000
         T        = average annual total return
         n        = number of years
         ERV      = ending redeemable value of a hypothetical $1,000
                     payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:


                                               ERV - P
                                                  P

where:
         P         =  a hypothetical initial payment of $1,000
         ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                      Yield = 2[(a-b + 1)6 - 1]
                                       cd

where:
         a        = dividends and interest earned during the period
         b        = expenses accrued for the period (net of
                     reimbursements)
         c        = the average daily number of shares outstanding
                     during the period that were entitled to receive dividends
         d        = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 4.24% for Class A, 3.71% for Class B, and 4.70% for Class Y for the 30-day period ended June 30, 1997.


Distribution yield

Distribution yield is calculated according to the following formula:

                                  D   divided by  POPF equals  DY
                                 30                       30


where:
         D        = sum of dividends for 30-day period
         POP      = sum of public offering price for 30-day period
         F        = annualizing factor
         DY       = distribution yield


The Fund's distribution yield was 5.92% for Class A, 5.46% for Class B, and 6.34% for Class Y for the 30-day period ended June 30, 1997.


Tax-Equivalent Yield


Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended June 30, 1997.

Marginal
Income Tax          Tax-Equivalent Yield
Bracket                 Distribution              Annualized

Class A
15.0%                   6.96%                            4.99%
28.0%                   8.22%                            5.89%
33.0%                   8.84%                            6.33%

Class B
15.0%                   6.42%                            4.36%
28.0%                   7.58%                            5.15%
33.0%                   8.15%                            5.54%

Class Y
15.0%                   7.46%                            5.53%
28.0%                   8.81%                            6.53%
33.0%                   9.46%                            7.01%

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES


The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day. On July 1, 1997, the first business day following the end of the fiscal year, the computation looked like this:

                Net assets before                         Shares outstanding                 Net asset value
                shareholder transactions                  at end of previous day             of one share
Class A        $462,399,420                 divided by            83,920,040                 equals   $5.51
Class B          31,402,157                                        5,699,121                           5.51
Class Y               1,148                                              208                           5.52



In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds, other than convertibles traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities other than convertibles traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded, and if none exists, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on maturity date.

'Securities   without  a  readily  available  market  price,  bonds  other  than convertibles and other assets are valued at fair value, as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

'In valuing securities subject to Portfolio Insurance, the Trust will use the greater of (a) the value of the security with timely payments of principal and interest guaranteed, less the predetermined premiums for Secondary Market Insurance, or (b) the uninsured value of the security.


The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted. The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made July 1, 1997, was determined by dividing the net asset value of one share, $5.51, by
0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $5.80. The sales charge is paid to American Express Financial Advisors by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                           Within each increment,
                           sales charge as a
                           percentage of:

                           Public                          Net
Amount of Investment       Offering Price                  Amount Invested

First     $   50,000                 5.0%                       5.26%
Next          50,000                 4.5                        4.71
Next         400,000                 3.8                        3.95
Next         500,000                 2.0                        2.04
$1,000,000 or more                   0.0                        0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                     On total investment, sales
                                     charge as a percentage of

                                      Public                      Net
                                      Offering Price         Amount Invested
Amount of Investment                            ranges from:

First     $ 50,000                        5.00%              5.26%
More than   50,000 to 100,000             5.00-4.50          5.26-4.71
More than  100,000 to 500,000             4.50-3.80          4.71-3.95
More than  500,000 to 999,999             3.80-2.00          3.95-2.04
$1,000,000 or more                        0.00               0.00

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.


The total amount invested includes any shares held in the Fund in the name of a member of your primary household group. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests. For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.


Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $30,000 in another IDS Fund. If you invest $40,000 more in this fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid.

Systematic Investment Programs

After you make your investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often you want to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix D.

Automatic Directed Dividends


Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:


Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goals are described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.


REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the  provisions of the Investment  Company Act of 1940 (the 1940
Act), as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash.

Applications for a systematic investment in a class of any fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in the account.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in your account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.


CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had capital loss carryover of $824,794 at June 30, 1997, that will expire in 2005.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired.

TAXES

If you buy shares in one of the funds and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.


All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the fiscal year ended June 30, 1997, 99% of the income distribution was designated as exempt from federal income taxes.


Capital gain distributions received by individual and corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.


The Fund may purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable income when it is distributed to you.


If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

Interest on private activity bonds generally issued after August 1986 is a preference item for purposes of the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student loan bonds and multi- and single-family housing bonds. An exception is made for private-activity bonds issued for qualified--501(c)(3)--organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on their tax status, to the alternative minimum tax. The Fund reports the percentage of its income earned from these bonds to shareholders with their other tax information.

State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.

Under federal tax law, and an election made by the Fund under federal tax rules, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income through Dec. 31 and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor for more complete information as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level

First $1.0              0.450%
Next   1.0              0.425
Next   1.0              0.400
Next   3.0              0.375
Over   6.0              0.350


On June 30, 1997, the daily rate applied to the Fund's net assets was equal to 0.450% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $2,269,770 for the fiscal year ended June 30, 1997, $2,346,243 for fiscal year 1996, and $2,560,188 for fiscal year 1995.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the agreement, the Fund paid nonadvisory expenses of $130,318 for the fiscal year ended June 30, 1997, $213,545 for fiscal year 1996, and $155,247 for fiscal year 1995.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $1.0      0.040%
     Next   1.0      0.035
     Next   1.0      0.030
     Next   3.0      0.025
     Over   6.0      0.020

On June 30, 1997, the daily rate applied to the Fund's net assets was equal to 0.040% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $201,757 for the fiscal year ended June 30, 1997.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $235,790 for the year ended June 30, 1997.

Distribution Agreement


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial Advisors daily. These charges amounted to $1,002,387 for the fiscal year ended June 30, 1997. After paying commissions to personal financial advisors, and other expenses, the amount retained was $115,180. The amounts were $1,300,606 and $66,902 for the fiscal year ended June 30, 1996, and $1,522,191 and $451,555 for the fiscal year ended 1995.



Additional  information  about  commissions and compensation for the fiscal year ended June 30, 1997 is contained in the following table:
(1)                 (2)                  (3)                   (4)                   (5)
                    Net                  Compensation
Name of             Underwriting         on Redemption
Principal           Discounts and        and                   Brokerage            Other
Underwriter         Commissions          Repurchases           Commissions          Compensation
AEFC                None                 None                  None                 $195,038*

American
Express
Financial
Advisors            $1,002,387           None                  None                 None

*Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs relate to most aspects of distributing the Fund's shares including American Express Financial Advisors' overhead expenses. These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of the trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by American Express Financial Advisors. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the Investment Company Act of 1940, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Trust and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended June 30, 1997, under the agreement, the Fund paid fees of $195,038.

Custodian Agreement

The Fund's securities and cash are held by First Bank National Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Total fees and expenses

The Fund paid total fees and nonadvisory expenses of $3,902,589 for the fiscal year ended June 30, 1997.

THE TRUSTS

The Trusts are entities of the type commonly known as Massachusetts business trusts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations.
However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations.

ORGANIZATIONAL INFORMATION

IDS Special Tax-Exempt Series Trust, of which IDS Insured Tax-Exempt Fund is a part, is an open-end management company, as defined in the Investment Company Act of 1940. It was organized as a Massachusetts business trust on April 7, 1986. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards.)

All shares have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN

Former chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, Union Pacific Resources, and FPL Group, Inc. (holding company for Florida Power and Light).


William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN


Senior advisor to the chief executive officer, AEFC.


Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN


President and chief executive officer of AEFC since August 1993, and director of AEFC. Previously, senior vice president, finance and chief financial officer of AEFC.


Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland,  Asbill & Brennan.  Director,  Motorola, Inc. and C-Cor Electronics,
Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.


Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term U.S. Congressman, U.S. Secretary of Defense and Presidential Counsellor. Director, Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).


William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the Board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power).


Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and General Mills, Inc.
(consumer foods).


+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN


President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.


Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN


Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN


Director, senior vice president and chief financial officer of AEFC. Director, executive vice president and controller of IDS Life Insurance Company. Treasurer for the Fund.


COMPENSATION FOR FUND BOARD MEMBERS


Members of the board who are not officers of the Fund or AEFC receive an annual fee of $100 and the chair of the Contracts Committee receives an additional $86. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committees is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $1. Expenses for attending meetings are reimbursed.

During the fiscal year ended June 30, 1997, the members of the board, for attending up to 31 meetings, received the following compensation:


                                        Compensation Table
                                        Pension or             Estimated            Total cash compensation
                       Aggregate        Retirement             annual               from the IDS MUTUAL FUND
                       compensation     benefits accrued       benefit upon         GROUP and the Preferred
Board member           from the Fund    as Fund expenses*      retirement           Master Trust Group
---------------------- ---------------- ---------------------- -------------------- -------------------------
H. Brewster Atwater, Jr$ 225            $0                     $0                   $  68,900
     (part of year)
Lynne V. Cheney           431             0                      0                      92,000
Robert F. Froehlke        490             0                      0                      99,800
Heinz F. Hutter           543             0                      0                      99,900
Anne P. Jones             456             0                      0                    107,600
Melvin R. Laird           384             0                      0                      93,700
Alan K. Simpson             8             0                      0                      46,300
     (part of year)
Edson W. Spencer          525             0                      0                    122,900
Wheelock Whitney          500             0                      0                    104,600
C. Angus Wurtele          543             0                      0                    104,200


On June 30, 1997, the Fund's board members and officers as a group owned less than 1% of the outstanding shares.

INDEPENDENT AUDITORS


The financial statements contained in the Annual Report to shareholders for the fiscal year ended June 30, 1997, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

FINANCIAL STATEMENTS


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders for the fiscal year ended June 30, 1997, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.


PROSPECTUS


The prospectus for IDS Insured Tax-Exempt Fund, dated Aug. 29, 1997, is hereby incorporated in this SAI by reference.

APPENDIX A

DESCRIPTION OF RATINGS OF TAX-EXEMPT SECURITIES AND SHORT-TERM SECURITIES

Tax-Exempt Securities

Tax-exempt securities are used to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of tax-exempt bonds are issued to obtain funding for privately operated facilities. There are two principal classifications of municipal securities: notes and bonds. Notes are used generally to provide for short-term capital needs and generally have a maturity of up to one year. These include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, variable rate demand notes and tax-exempt commercial paper (also known as municipal paper). Bonds, which meet longer-term capital needs, generally have maturities of more than one year and fall into one of two categories. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are payable only from the revenues of a particular project or facility and are generally dependent solely on a specific revenue source. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user.

The ratings concern the quality of the issuer. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. (Moody's) are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Standard & Poor's Corporation (S&P) ratings are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Securities rated Aaa and AAA are judged to be of the best quality. Capacity to pay interest and repay principal is extremely strong. Prices are responsive only to interest rate fluctuations.

Securities rated Aa and AA also are judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities. Long-term risk may appear greater than the Aaa or AAA group. Prices are primarily responsive to interest rate fluctuations.

Securities rated A are considered upper-medium grade. Protection for interest and principal is deemed adequate but susceptible to future impairment. The market prices of such obligations move primarily with interest rate fluctuations but also with changing economic or trade conditions.

Securities rated Baa and BBB are considered upper-medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations have certain speculative characteristics. They are susceptible to changing economic conditions and require constant review. Such bonds are more responsive to business and trade conditions than to interest rate fluctuations.

Securities rated Ba and BB are considered to have speculative elements. Their future cannot be considered well assured. The protection of interest and principal payments may be very moderate and not well safeguarded during future good and bad times. Uncertainty of position characterizes these bonds.

Securities rated B or lower lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal or of the maintenance of other contract terms. Some of these bonds are of poor standing and may be in default or have other marked shortcomings.

Bonds rated Caa and CCC are of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest.

Bonds rated Ca and CC represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

Bonds rated C are obligations with a higher degree of speculation. These securities have major risk exposures to default.

Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund objectives and policies. When assessing the risk involved in each nonrated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Short-term Tax-exempt Securities

A portion of the Fund's assets are in cash and short-term securities for day-to-day operating purposes. The investments will usually be in short-term municipal bonds and notes. These include:

(1)  Tax   anticipation   notes  sold  to  finance   working  capital  needs  of
municipalities in anticipation of receiving taxes on a future date.

(2) Bond anticipation notes sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future.

(3) Revenue anticipation notes issued in anticipation of revenues from sources other than taxes, such as federal revenues available under the Federal Revenue Sharing Program.

(4) Tax and revenue anticipation notes issued in anticipation of revenues from taxes and other sources of revenue, except bond placements.

(5) Construction loan notes insured by the Federal Housing Administration which remain outstanding until permanent financing by the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA) at the end of the project construction period.

(6) Tax-exempt commercial paper with a stated maturity of 365 days or less issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

(7) Variable rate demand notes, on which the yield is adjusted at periodic intervals not exceeding 31 days and on which the principal may be repaid after not more than seven days' notice, are considered short-term regardless of the stated maturity.

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample enough although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Short-term Taxable Securities and Repurchase Agreements

Depending on market conditions, a portion of the Fund's investments may be in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities resulting principally from lending programs of the U.S. government;

(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Fund;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions;

(5) Letters of credit which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Moody's or S&P. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earning trends;

Moody's rating Prime-1 (P-1) and Standard & Poor's rating A-1 indicate that the degree of safety regarding timely payment of short-term promissory obligations is either overwhelming or very strong.

Moody's rating Prime-2 (P-2) and Standard & Poor's rating A-2 indicate that capacity for timely payment of short-term promissory obligations with this designation is strong.

(7) Repurchase agreements involving acquisition of securities by a fund with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, the Fund receives a fixed rate of return that is insulated from market rate changes while it holds the security.

APPENDIX B

OPTIONS AND INTEREST RATE FUTURES CONTRACTS

The Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit the Fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record-keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Fund for investment purposes. Options permit the Fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Fund's goal.

'All options written by the Fund will be covered. For covered call options if a decision is made to sell the security, the Fund will attempt to terminate the option contract through a closing purchase transaction.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange (CBOE) or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the Fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned.

Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the Fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the Fund's earnings. Even if short-term rates were not higher, the Fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the Fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Fund.

RISKS. There are risks in engaging in each of the management tools described above. The risk the Fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the Fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the Fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract . If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Fund also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX C

INSURED FUND

Insurance

The Fund's entire portfolio of municipal obligations will at all times be fully insured as to the scheduled payment of all installments of principal and interest thereon, except as noted below. This insurance feature minimizes the risks to the Fund and its shareholders associated with any defaults in the municipal obligations owned by the Fund.

Each insured municipal obligation in the Fund's portfolio will be covered by either a mutual fund Portfolio Insurance Policy issued by Financial Guaranty Insurance Company (Financial Guaranty) or a New Issue Insurance Policy obtained by the issuer of the obligation at the time of its original issuance. If a municipal obligation is already covered by a New Issue Insurance Policy then the obligation is not required to be additionally insured under a Portfolio Insurance Policy. A New Issue Insurance Policy may have been written by Financial Guaranty or other insurers. Based upon the expected composition of the Fund's portfolio, its investment manager estimates that the annual premiums for the Portfolio Insurance Policy will range from .059% to .508%, with an average annual premium rate of approximately .10% to .25% of the Fund's assets. Premiums are paid from the Fund's assets, and will reduce the current yield on its portfolio by the amount thereof.

Both types of policies discussed above insure the scheduled payment of all principal and interest on the municipal obligations as they fall due. The insurance does not guarantee the market value of the municipal obligations nor the value of the shares of the Fund and, except as described above, has no effect on the net asset value or redemption price of the shares of the Fund. The insurance of principal refers to the face or par value of the municipal obligation, and is not affected by the price paid by the Fund or by the market value.

The Fund may purchase municipal obligations on which the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. government or which are rated Aaa, MIG-1 or Prime-1 by Moody's or AAA, A-1 or SP-1 by S&P, in either case without being required to insure the municipal obligations under the Portfolio Insurance Policy.

New Issue Insurance. The New Issue Insurance Policies, if any, have been obtained by the respective issuers or underwriters of the municipal obligations and all premiums respecting the securities have been paid in advance by the issuers or underwriters. The policies are noncancelable and will continue in force so long as the municipal obligations are outstanding and the respective insurers remain in business. Since New Issue Insurance remains in effect as long as the insured municipal obligations are outstanding, the insurance may have an effect on the resale value of municipal obligations so insured in the Fund's portfolio.

Therefore, New Issue Insurance may be considered to represent an element of market value in regard to municipal obligations thus insured, but the exact effect, if any, of this insurance on market value cannot be estimated. The Fund will acquire municipal obligations subject to New Issue Insurance Policies only where the insurer is rated Aaa by Moody's or AAA by S&P.

Portfolio Insurance. The Portfolio Insurance Policy to be obtained by the Fund from Financial Guaranty will be effective only so long as the Fund is in existence, Financial Guaranty is still in business, and the municipal obligations described in the Portfolio Insurance Policy continue to be held by the Fund. In the event of a sale of any municipal obligation by the Fund or payment prior to maturity, the Portfolio Insurance Policy terminates as to that municipal obligation.

The Portfolio Insurance Policy obtained by the Fund is noncancelable except for failure to pay the premiums. Nonpayment of premiums on the Policy also will permit Financial Guaranty to take action against the Fund to recover premium payments due it. Premium rates for each issue of municipal obligations covered by the Portfolio Insurance Policy are fixed for the period of time the securities are owned by the Fund. The insurance premiums are payable monthly by the Fund and are adjusted for purchases and sales of covered municipal obligations during the month. The Fund has reserved the right (a) to cancel the Portfolio Insurance Policy upon 60 days' prior written notice to Financial Guaranty and (b) to discontinue insuring newly-acquired municipal obligations under the Portfolio Insurance Policy upon 30 days' prior written notice to Financial Guaranty.

Under the provisions of the Portfolio Insurance Policy, Financial Guaranty unconditionally and irrevocably agrees to pay to Citibank, N.A., or its successor, as its agent (the Fiscal Agent), that portion of the principal of and interest on the municipal obligations which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer. Financial Guaranty will make these payments to the Fiscal Agent on the date the principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty receives notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Fund the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer, but only upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of principal or interest due for payment shall thereupon vest in Financial Guaranty. Upon disbursement, Financial Guaranty shall become the owner of the municipal obligation, appurtenant coupon or right to payment of principal or interest on the obligation and shall be fully subrogated to all of the Fund's rights thereunder, including the right to payment thereof.

In determining whether to insure any municipal obligation, Financial Guaranty applies its own standards, which are not necessarily the same as the criteria used in regard to the selection of municipal obligations by the Fund's investment adviser. Financial Guaranty's decision is made prior to the Fund's purchase of the municipal obligations. Contracts to purchase municipal obligations are not covered by the Portfolio Insurance Policy although municipal obligations underlying the contracts are covered by this insurance upon their physical delivery to the Fund or its Custodian.

Secondary Market Insurance. The Fund may at any time purchase from Financial Guaranty a secondary market insurance policy (Secondary Market Policy) on any municipal obligation currently covered by the Portfolio Insurance Policy. The coverage and obligation to pay monthly premiums under the Portfolio Insurance Policy would cease with the purchase by the Fund of a Secondary Market Policy.

By purchasing a Secondary Market Policy, the Fund would, upon payment of a single premium, obtain insurance against nonpayment of scheduled principal and interest for the remaining term of the municipal obligation, regardless of whether the Fund then owned the obligation. This insurance coverage would be noncancelable and would continue in force so long as the municipal obligations so insured are outstanding. The purpose of acquiring such a Policy would be to enable the Fund to sell a municipal obligation to a third party as a Aaa/AAA rated insured obligation at a market price higher than what otherwise might be obtainable if the obligation were sold without the insurance coverage. This rating is not automatic, however, and must specifically be requested for each obligation. Any difference between the excess of an obligation's market value as a Aaa/AAA rated security over its market value without this rating and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the obligation.

Since the Fund has the right to purchase a Secondary Market Policy for an eligible municipal obligation even if the obligation is currently in default as to any payments by the issuer, the Fund would have the opportunity to sell the obligation rather than be obligated to hold it in its portfolio in order to continue the Portfolio Insurance Policy in force.

Because coverage under the Portfolio Insurance Policy terminates upon sale of a municipal obligation insured thereunder, the insurance does not have an effect on the resale value of the obligation. Therefore, it is the intention of the Fund to retain any insured municipal obligations which are in default or in significant risk of default, and to place a value on the insurance which will be equal to the difference between the market value of similar obligations which are not in default. Because of this policy, the Fund's investment manager may be unable to manage the Fund's portfolio to the extent that it holds defaulted municipal obligations, which may limit its ability in certain circumstances to purchase other municipal obligations. While a defaulted municipal obligation is held in the Fund's portfolio, the Fund continues to pay the insurance premium but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal obligation comes due. This would not be applicable if the Fund elected to purchase a Secondary Market Policy discussed above with respect to a municipal obligation.

Financial Guaranty Insurance Company. Financial Guaranty is a wholly owned subsidiary of FGIC Corporation (the Corporation), a Delaware holding company. Financial Guaranty, domiciled in the State of New York, commenced its business of providing insurance and financial guaranties for a variety of investment instruments in January 1984. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation.

In addition to providing insurance for the payment of interest on and principal of municipal bonds and notes held in unit investment trust and mutual fund portfolios, Financial Guaranty provides insurance for new and secondary market issues of municipal bonds and notes and for portions of new and secondary market issues of municipal bonds and notes. Financial Guaranty also guarantees a variety of non-municipal structured obligations, such as mortgage-backed securities. It also is authorized to write surety insurance. Moody's and Standard & Poor's have rated the claims-paying ability of Financial Guaranty Aaa and AAA, respectively.

Financial Guaranty is licensed to provide insurance in 48 states and the District of Columbia. It files reports with state insurance regulatory agencies and is subject to audit and review by these authorities. Financial Guaranty is also subject to regulation by the State of New York Insurance Department. This regulation, however, is no guarantee that Financial Guaranty will be able to perform on its contracts of insurance in the event a claim should be made thereunder at some time in the future.

The information about Financial Guaranty contained above has been furnished by the Corporation. No representation is made as to the accuracy or adequacy of this information.

The policy of insurance obtained by the Fund from Financial Guaranty and the agreement and negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise, neither Financial Guaranty nor its parent, FGIC Corporation, has any significant relationship, direct or indirect, with the Fund.

Government Securities

The Fund may invest in securities guaranteed by an agency or instrumentality of the United States government. These agencies include Federal National Mortgage Association and Federal Housing Administration (FHA). In the case of a default on a FHA security, the outstanding balance is subject to an assignment fee and interest payments may be delayed. This will reduce the return to the Fund.

APPENDIX D

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.


While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.


Dollar-cost averaging
----------------------------------------------------------------
Regular             Market Price                      Shares
Investment          of a Share                      Acquired
----------------------------------------------------------------
 $100                         $6.00                     16.7
  100                          4.00                     25.0
  100                          4.00                     25.0
  100                          6.00                     16.7
  100                          5.00                     20.0
------                     --------                   ------
 $500                         $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

Independent auditors' report


      The board and shareholders IDS California Tax-Exempt Trust IDS Special Tax-Exempt Series Trust:

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of IDS California Tax-Exempt Fund (a fund within IDS California Tax-Exempt Trust) and IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund (funds within IDS Special Tax-Exempt Series Trust) as of June 30, 1997 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the eight-year period ended June 30, 1997, the six months ended June 30, 1989 and each of the years in the two-year period ended December 31, 1988, of IDS California Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund and IDS New York Tax-Exempt Fund, and for each of the years in the ten-year period ended June 30, 1997, of IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS California Tax-Exempt Fund, IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund at June 30, 1997, and the results of its operations and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

      KPMG Peat Marwick LLP
      Minneapolis, Minnesota
      August 1, 1997

 Financial statements




      Statements of assets and liabilities
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      June 30, 1997

                                  Assets
                                                                                   California       Massachusetts         Michigan
                                                                                   Tax-Exempt          Tax-Exempt       Tax-Exempt
                                                                                         Fund                Fund             Fund
 Investments in securities, at value (Note 1)
      (identified cost $219,017,594, $69,401,754
      and $73,211,161)                                                           $238,094,586       $74,064,134        $79,000,976
 Cash in bank on demand deposit                                                            --            25,711             69,859
 Accrued interest receivable                                                        4,410,897         1,528,581          1,299,188
 Receivable for investment securities sold                                              3,125            26,563              1,563
                                                                                        -----            ------              -----
 Total assets                                                                     242,508,608        75,644,989         80,371,586
                                                                                  -----------        ----------         ----------


                                  Liabilities
 Disbursements in excess of cash on demand deposit                                    136,618                --                --
 Dividends payable to shareholders                                                    155,908            42,961             48,278
 Payable for investment securities purchased                                           10,000           946,016              3,125
 Accrued investment management services fee                                             9,365             2,886              3,101
 Accrued distribution fee                                                                 621               500                224
 Accrued service fee                                                                    3,487             1,075              1,155
 Accrued transfer agency fee                                                              724               350                312
 Accrued administrative services fee                                                      797               246                264
 Other accrued expenses                                                                30,286            29,035             34,123
                                                                                       ------            ------             ------
 Total liabilities                                                                    347,806         1,023,069             90,582
                                                                                      -------         ---------             ------
 Net assets applicable to outstanding shares                                     $242,160,802       $74,621,920        $80,281,004
                                                                                 ============       ===========        ===========


                                  Represented by
 Shares of beneficial interest -- $.01 par value,
      unlimited number of shares authorized                                      $    462,097       $   137,722        $   147,472
 Additional paid-in capital                                                       229,581,668        71,058,314         75,771,618
 Undistributed (excess of distributions over) net investment income                   310,708                --                479
 Accumulated net realized gain (loss) (Notes 1 and 6)                              (7,220,611)       (1,222,907)        (1,413,071)
 Unrealized appreciation (depreciation) on investments (Note 5)                    19,026,940         4,648,791          5,774,506
                                                             -                     ----------         ---------          ---------
 Total-- representing net assets applicable to outstanding shares                $242,160,802       $74,621,920        $80,281,004
                                                                                 ============       ===========        ===========
 Net assets applicable to outstanding shares:               Class A              $232,102,600       $66,508,071        $76,650,521
                                                            Class B             $  10,058,202       $ 8,113,849        $ 3,630,483
 Outstanding shares of beneficial interest:                 Class A shares         44,289,909        12,274,597         14,080,312
                                                            Class B shares          1,919,755         1,497,590            666,891
 Net asset value per share:                                 Class A             $        5.24       $      5.42        $      5.44
                                                            Class B             $        5.24       $      5.42        $      5.44
See accompanying notes to financial statements.

      Statements of assets and liabilities
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      June 30, 1997

                                  Assets
                                                                                    Minnesota          New York               Ohio
                                                                                   Tax-Exempt        Tax-Exempt         Tax-Exempt
                                                                                         Fund              Fund               Fund
 Investments in securities, at value (Note 1)
      (identified cost $370,020,219, $107,120,101
      and $64,706,778)                                                           $393,801,571      $115,023,727        $69,191,185
 Cash in bank on demand deposit                                                       881,505                --             35,232
 Accrued interest receivable                                                        8,265,587         2,485,221            984,208
 Receivable for investment securities sold                                            121,250             4,688              1,579
                                                                                      -------             -----              -----
 Total assets                                                                     403,069,913       117,513,636         70,212,204
                                                                                  -----------       -----------         ----------


                                  Liabilities
 Disbursements in excess of cash on demand deposit                                         --           296,793                 --
 Dividends payable to shareholders                                                    234,973            68,805             42,982
 Payable for investment securities purchased                                        4,118,453         1,954,416              2,829
 Accrued investment management services fee                                            15,107             4,461              2,711
 Accrued distribution fee                                                               1,374               458                218
 Accrued service fee                                                                    5,739             1,661              1,009
 Accrued transfer agency fee                                                            1,700               504                299
 Accrued administrative services fee                                                    1,251               380                231
 Other accrued expenses                                                                23,539            30,388             19,134
                                                                                       ------            ------             ------
 Total liabilities                                                                  4,402,136         2,357,866             69,413
                                                                                    ---------         ---------             ------
 Net assets applicable to outstanding shares                                     $398,667,777      $115,155,770        $70,142,791
                                                                                 ============      ============        ===========


                                  Represented by
 Shares of beneficial interest -- $.01 par value,
      unlimited number of shares authorized                                      $    752,692      $    223,440        $   130,499
 Additional paid-in capital                                                       383,697,800       110,305,222         67,213,157
 Undistributed (excess of distributions over) net investment income                     9,570               711             22,242
 Accumulated net realized gain (loss) (Notes 1 and 6)                              (9,495,418)       (3,177,889)        (1,693,924)
 Unrealized appreciation (depreciation) on investments (Note 5)                    23,703,133         7,804,286          4,470,817
                                                             -                     ----------         ---------          ---------
 Total-- representing net assets applicable to outstanding shares                $398,667,777      $115,155,770        $70,142,791
                                                                                 ============      ============        ===========
 Net assets applicable to outstanding shares:               Class A              $376,468,903      $107,604,673        $66,603,460
                                                            Class B              $ 22,198,874      $  7,551,097        $ 3,539,331
 Outstanding shares of beneficial interest:                 Class A shares         71,077,793        20,878,902         12,391,446
                                                            Class B shares          4,191,393         1,465,084            658,475
 Net asset value per share:                                 Class A             $        5.30      $       5.15        $      5.38
                                                            Class B             $        5.30      $       5.15        $      5.38
See accompanying notes to financial statements.

      Statements of operations
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30, 1997

                                  Investment income
                                                                                   California      Massachusetts          Michigan
                                                                                   Tax-Exempt         Tax-Exempt        Tax-Exempt
                                                                                         Fund               Fund              Fund
 Income:
 Interest                                                                         $15,487,124         $4,577,544        $5,042,077
                                                                                  -----------         ----------        ----------
 Expenses (Note 2):
 Investment management services fee                                                 1,136,825            349,582           382,131
 Distribution fee-- Class B                                                            61,667             50,354            23,438
 Transfer agency fee                                                                   91,027             44,076            40,093
 Incremental transfer agency fee-- Class B                                                325                276               143
 Service fee
      Class A                                                                         403,439            117,243           134,983
      Class B                                                                          14,022             11,749             5,345
 Administrative services fees and expenses                                             96,751             28,771            32,522
 Compensation of board members                                                         17,078              7,732             7,508
 Compensation of officers                                                                  --                 --               305
 Custodian fees                                                                        29,978              9,368             5,224
 Postage                                                                               15,268              9,062             7,989
 Registration fees                                                                     26,086             27,606            22,702
 Reports to shareholders                                                                6,893                310             4,246
 Audit fees                                                                            17,000             15,500            15,500
 Other                                                                                  6,860              3,140             5,877
                                                                                        -----              -----             -----
 Total expenses                                                                     1,923,219            674,769           688,006
      Earnings credits on cash balances (Note 2)                                      (40,056)            (8,184)           (3,149)
                                              -                                       -------             ------            ------
 Total net expenses                                                                 1,883,163            666,585           684,857
                                                                                    ---------            -------           -------
 Investment income-- net                                                           13,603,961          3,910,959         4,357,220
                                                                                   ----------          ---------         ---------


                                  Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (Note 3)                                                  466,187             (8,568)         (109,521)
      Financial futures contracts                                                     962,668            252,709           288,241
                                                                                      -------            -------           -------
 Net realized gain (loss) on investments                                            1,428,855            244,141           178,720
 Net change in unrealized appreciation (depreciation) of investments                3,063,495          1,390,465         1,046,406
                                                                                    ---------          ---------         ---------
 Net gain (loss) on investments                                                     4,492,350          1,634,606         1,225,126
                                                                                    ---------          ---------         ---------
 Net increase (decrease) in net assets resulting from operations                  $18,096,311         $5,545,565        $5,582,346
                                                                                  ===========         ==========        ==========

See accompanying notes to financial statements.

      Statements of operations
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30, 1997

                                  Investment income
                                                                                    Minnesota           New York              Ohio
                                                                                   Tax-Exempt         Tax-Exempt        Tax-Exempt
                                                                                         Fund               Fund              Fund
 Income:
 Interest                                                                         $26,420,518         $7,513,877        $4,492,346
                                                                                  -----------         ----------        ----------
 Expenses (Note 2):
 Investment management services fee                                                 1,856,870            555,919           335,881
 Distribution fee-- Class B                                                           144,457             45,744            20,664
 Transfer agency fee                                                                  216,722             64,976            38,230
 Incremental transfer agency fee-- Class B                                                845                284               140
 Service fee
      Class A                                                                         665,929            194,228           118,535
      Class B                                                                          33,682             10,494             4,821
 Administrative services fees and expenses                                            153,661             47,312            28,586
 Compensation of board members                                                          7,785              3,288             7,871
 Compensation of officers                                                               1,395              6,322               315
 Custodian fees                                                                           972             14,030             9,724
 Postage                                                                               34,388             10,350             5,748
 Registration fees                                                                     14,687             18,398            19,582
 Reports to shareholders                                                                6,739              5,589             2,181
 Audit fees                                                                            18,000             17,000            15,500
 Other                                                                                  6,484              8,619             8,621
                                                                                        -----              -----             -----
 Total expenses                                                                     3,162,616          1,002,553           616,399
      Earnings credits on cash balances (Note 2)                                      (45,776)           (18,709)          (13,707)
                                              -                                       -------            -------           -------
 Total net expenses                                                                 3,116,840            983,844           602,692
                                                                                    ---------            -------           -------
 Investment income-- net                                                           23,303,678          6,530,033         3,889,654
                                                                                   ----------          ---------         ---------


                                  Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (Note 3)                                                  191,203            184,680           204,013
      Financial futures contracts                                                   1,541,555            976,466           266,162
                                                                                    ---------            -------           -------
 Net realized gain (loss) on investments                                            1,732,758          1,161,146           470,175
 Net change in unrealized appreciation (depreciation) of investments                6,062,416            939,832           744,941
                                                                                    ---------            -------           -------
 Net gain (loss) on investments                                                     7,795,174          2,100,978         1,215,116
                                                                                    ---------          ---------         ---------
 Net increase (decrease) in net assets resulting from operations                  $31,098,852         $8,631,011        $5,104,770
                                                                                  ===========         ==========        ==========
See accompanying notes to financial statements.


      Statements of changes in net assets
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30,




     Operations and distributions                            1997              1996              1997              1996
                                                                California                         Massachusetts
                                                              Tax-Exempt Fund                     Tax-Exempt Fund

 Investment income-- net                             $  13,603,961     $  13,093,048      $  3,910,959      $  3,831,143
 Net realized gain (loss) on investments                 1,428,855           553,259           244,141            95,554
 Net change in unrealized appreciation
      (depreciation) on investments                      3,063,495           323,151         1,390,465           202,491
                                                         ---------           -------         ---------           -------
 Net increase (decrease) in net assets resulting
      from operations                                   18,096,311        13,969,458         5,545,565         4,129,188
                                                        ----------        ----------         ---------         ---------
 Distributions to shareholders from:
      Net investment income
            Class A                                    (12,900,026)      (12,910,408)       (3,608,592)       (3,652,208)
            Class B                                       (394,958)         (184,985)         (308,683)         (172,619)
      Net realized gain
            Class A                                       (518,965)       (1,353,180)               --               --
            Class B                                        (17,699)          (20,647)               --               --
                                                           -------           -------
 Total distributions                                   (13,831,648)      (14,469,220)       (3,917,275)       (3,824,827)
                                                       -----------       -----------        ----------        ----------


     Share transactions (Note 4)
 Proceeds from sales
      Class A shares (Note 2)                           19,424,292        23,553,539         6,908,468        11,006,959
      Class B shares                                     4,411,205         5,187,208         3,032,071         4,389,565
 Reinvestment of distributions at net asset value
      Class A shares                                     9,248,935        10,071,476         2,774,110         2,835,422
      Class B shares                                       327,596           184,290           269,072           149,356
 Payments for redemptions
      Class A shares                                   (34,815,979)      (38,384,549)      (12,428,315)      (14,679,805)
      Class B shares (Note 2)                           (1,214,600)         (960,392)         (889,801)         (790,581)
                                                        ----------          --------          --------          --------
 Increase (decrease) in net assets from
      share transactions                                (2,618,551)         (348,428)         (334,395)        2,910,916
                                                        ----------          --------          --------         ---------
 Total increase (decrease) in net assets                 1,646,112          (848,190)        1,293,895         3,215,277
 Net assets at beginning of year                       240,514,690       241,362,880        73,328,025        70,112,748
                                                       -----------       -----------        ----------        ----------
 Net assets at end of year                            $242,160,802      $240,514,690       $74,621,920       $73,328,025
                                                      ============      ============       ===========       ===========
 Undistributed (excess of distributions over)
   net investment income                              $    310,708      $      1,254       $        --       $     6,316
                                                      ------------      ------------       -----------       -----------

See accompanying notes to financial statements.

      Statements of changes in net assets
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30,




     Operations and distributions                             1997              1996              1997              1996
                                                                   Michigan                            Minnesota
                                                               Tax-Exempt Fund                     Tax-Exempt Fund

 Investment income-- net                              $  4,357,220      $  4,347,534     $  23,303,678     $  23,264,721
 Net realized gain (loss) on investments                   178,720           316,845         1,732,758           512,083
 Net change in unrealized appreciation
      (depreciation) on investments                      1,046,406           274,473         6,062,416            20,022
                                                         ---------           -------         ---------            ------
 Net increase (decrease) in net assets resulting
      from operations                                    5,582,346         4,938,852        31,098,852        23,796,826
                                                         ---------         ---------        ----------        ----------
 Distributions to shareholders from:
      Net investment income
            Class A                                     (4,220,612)       (4,267,967)      (22,346,136)      (22,792,680)
            Class B                                       (145,774)          (83,171)         (975,607)         (470,510)
      Net realized gain on securities
            Class A                                        (19,158)       (1,011,054)               --          (300,981)
            Class B                                           (747)          (21,404)               --            (6,713)
                                                              ----           -------           -------            ------
 Total distributions                                    (4,386,291)       (5,383,596)      (23,321,743)      (23,570,884)
                                                        ----------        ----------       -----------       -----------


     Share transactions (Note 4)
 Proceeds from sales
      Class A shares (Note 2)                            4,657,190         7,791,545        37,612,445        43,579,588
      Class B shares                                     1,464,265         1,729,504         7,437,173        12,784,665
 Reinvestment of distributions at net asset value
      Class A shares                                     3,050,415         3,972,959        17,393,622        18,480,882
      Class B shares                                       108,932            85,004           781,646           401,374
 Payments for redemptions
      Class A shares                                   (11,286,452)       (9,793,095)      (78,924,930)      (72,296,842)
      Class B shares (Note 2)                             (582,299)         (166,982)       (2,465,251)       (1,011,844)
                                                          --------          --------        ----------        ----------
 Increase (decrease) in net assets from
      share transactions                                (2,587,949)        3,618,935       (18,165,295)        1,937,823
                                                        ----------         ---------       -----------         ---------
 Total increase (decrease) in net assets                (1,391,894)        3,174,191       (10,388,186)        2,163,765
 Net assets at beginning of year                        81,672,898        78,498,707       409,055,963       406,892,198
                                                        ----------        ----------       -----------       -----------
 Net assets at end of year                             $80,281,004       $81,672,898      $398,667,777      $409,055,963
                                                       ===========       ===========      ============      ============
 Undistributed (excess of distributions over)
  net investment income                                $       479       $    (3,116)     $      9,570      $     11,951
                                                       -----------       -----------      ------------      ------------

See accompanying notes to financial statements.

      Statements of changes in net assets
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30,

     Operations and distributions                            1997              1996              1997               1996
                                                                 New York                              Ohio
                                                             Tax-Exempt Fund                     Tax-Exempt Fund

 Investment income-- net                              $  6,530,033      $  6,762,893       $ 3,889,654      $  4,040,372
 Net realized gain (loss) on investments                 1,161,146          (312,952)          470,175          (450,527)
 Net change in unrealized appreciation
      (depreciation) of investments                        939,832          (271,393)          744,941           579,615
                                                           -------          --------           -------           -------
 Net increase (decrease) in net assets resulting
      from operations                                    8,631,011         6,178,548         5,104,770         4,169,460
                                                         ---------         ---------         ---------         ---------
 Distributions to shareholders from:
      Net investment income
            Class A                                     (6,237,111)       (6,587,853)       (3,739,886)       (3,934,670)
            Class B                                       (294,055)         (175,051)         (129,674)          (69,847)
      Net realized gain
            Class A                                             --                --            (7,128)         (133,992)
            Class B                                             --                --              (297)           (3,014)
                                                         ---------         ---------         ---------         ---------
 Total distributions                                    (6,531,166)       (6,762,904)       (3,876,985)       (4,141,523)
                                                         ---------         ---------         ---------         ---------


     Share transactions (Note 4)
 Proceeds from sales
      Class A shares (Note 2)                           11,232,398         9,808,292         5,210,610         6,884,856
      Class B shares                                     3,038,506         3,827,013         1,817,909         1,761,407
 Reinvestment of distributions at net asset value
      Class A shares                                     4,709,717         5,179,063         2,867,182         3,192,485
      Class B shares                                       250,963           158,781            98,384            64,381
 Payments for redemptions
      Class A shares                                   (25,606,182)      (18,878,694)      (14,289,613)      (11,876,308)
      Class B shares (Note 2)                             (800,957)         (862,141)         (607,746)         (316,974)
                                                          --------          --------          --------          --------
 Increase (decrease) in net assets from
      share transactions                                (7,175,555)         (767,686)       (4,903,274)         (290,153)
                                                        ----------          --------        ----------          --------
 Total increase (decrease) in net assets                (5,075,710)       (1,352,042)       (3,675,489)         (262,216)
 Net assets at beginning of year                       120,231,480       121,583,522        73,818,280        74,080,496
                                                       -----------       -----------        ----------        ----------
 Net assets at end of year                            $115,155,770      $120,231,480       $70,142,791       $73,818,280
                                                      ============      ============       ===========       ===========
 Undistributed (excess of distributions over)
   net investment income                              $        711      $        (11)      $    22,242       $       695
                                                      ------------      ------------       -----------       -----------

See accompanying notes to financial statements.

 Notes to financial statements


      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust

  1

Summary of significant
accounting policies

      IDS California Tax-Exempt Trust and IDS Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. IDS California Tax-Exempt Trust includes only IDS California Tax-Exempt Fund. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund, IDS Ohio Tax-Exempt Fund and IDS Insured Tax-Exempt Fund. The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended).

      Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds, excluding IDS Insured Tax-Exempt Fund, concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

      Each Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


      The significant accounting policies followed by the Funds are summarized as follows:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Funds may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Funds may be required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

      Illiquid securities

      At June 30, 1997, investments in securities for IDS Minnesota Tax-Exempt Fund includes an issue that is illiquid. The Fund currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at June 30, 1997 was $1,767,174 representing 0.4% of IDS Minnesota Tax-Exempt Fund's net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be illiquid and are not included within the 10% limitation specified above.

      Federal income taxes

      Since each Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required. Each Fund is treated as a separate entity for federal income tax purposes.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

      On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                 California  Massachusetts     Michigan    Minnesota    New York         Ohio
                                                 Tax-Exempt     Tax-Exempt   Tax-Exempt   Tax-Exempt  Tax-Exempt   Tax-Exempt
                                                       Fund           Fund         Fund         Fund        Fund         Fund

--------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain (loss)                   (477)           --      (12,756)     (17,583)      (1,855)     (1,453)
 Undistributed net investment income                     477            --       12,761       15,684        1,855       1,453

--------------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital increase (decrease)           --            --           (5)       1,899           --          --
--------------------------------------------------------------------------------------------------------------------------------

      Dividends to shareholders

      Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend at the end of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.
  2

Expenses and
sales charges

      Effective March 20, 1995, each Fund entered into an agreement with AEFC for managing its portfolio, providing administrative services and serving as transfer agent.

      Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

      Under its Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. Each Fund pays AEFC an annual fee per shareholder account for this service as follows:
     oClass A $15.50
     oClass B $16.50

      Also effective March 20, 1995, each Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, each Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of each Fund's average daily net assets attributable to Class A and Class B shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing the Funds' shares for the year ended June 30, 1997, are as follows:

        Fund                           Class A         Class B

        IDS California                 $435,840        $11,470
        IDS Massachusetts               209,807          7,304
        IDS Michigan                    128,154          3,875
        IDS Minnesota                   785,957         29,864
        IDS New York                    235,029          9,154
        IDS Ohio                        104,351          3,108

      During the year ended June 30, 1997, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

        Fund                                      Reduction

        IDS California                              $40,056
        IDS Massachusetts                             8,184
        IDS Michigan                                  3,149
        IDS Minnesota                                45,776
        IDS New York                                 18,709
        IDS Ohio                                     13,707

  3

Securities
transactions

      For the year ended June 30, 1997, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

        Fund                              Purchases              Proceeds

        IDS California                  $33,886,695           $36,248,092
        IDS Massachusetts                 6,099,756             6,768,012
        IDS Michigan                     16,395,142            17,576,040
        IDS Minnesota                    54,229,350            71,939,676
        IDS New York                     14,151,185            17,523,775
        IDS Ohio                          6,450,116            12,788,350

      Net realized gains and losses on investment sales are determined on an identified cost basis.

  4

Capital share
transactions

      Transactions in shares of each Fund for the periods indicated are as follows:

                                                             California Tax-Exempt Fund

                                                              Year ended June 30, 1997
                                                        Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------

      Sold                                            3,727,951                           847,908
      Issued for reinvested distributions             1,775,984                            62,918
      Redeemed                                       (6,684,505)                         (234,000)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                        (1,180,570)                          676,826
----------------------------------------------------------------------------------------------------------------------------

                                                              Year ended June 30, 1996
                                                        Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                            4,511,208                           995,477
      Issued for reinvested distributions             1,925,937                            35,294
      Redeemed                                       (7,378,222)                         (184,480)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                          (941,077)                          846,291
----------------------------------------------------------------------------------------------------------------------------






                                                               Massachusetts Tax-Exempt Fund

                                                                Year ended June 30, 1997
                                                        Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                            1,287,516                           564,106
      Issued for reinvested distributions               517,304                            50,175
      Redeemed                                       (2,316,120)                         (166,069)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                          (511,300)                          448,212
----------------------------------------------------------------------------------------------------------------------------

                                                                 Year ended June 30, 1996
                                                        Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                             2,049,431                           819,429
      Issued for reinvested distributions                529,225                            27,882
      Redeemed                                        (2,742,630)                         (147,842)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                           (163,974)                          699,469
----------------------------------------------------------------------------------------------------------------------------


                                                               Michigan Tax-Exempt Fund
                                                                Year ended June 30, 1997
                                                         Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                               859,824                           270,029
      Issues for reinvested distributions                563,716                            20,129
      Redeemed                                        (2,086,380)                         (107,455)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                           (662,840)                          182,703
----------------------------------------------------------------------------------------------------------------------------

                                                                Year ended June 30, 1996
                                                         Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                             1,429,150                           315,865
      Issued for reinvested distributions                725,994                            15,490
      Redeemed                                        (1,794,375)                          (30,500)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                            360,769                           300,855
----------------------------------------------------------------------------------------------------------------------------

                                                             Minnesota Tax-Exempt Fund

                                                                 Year ended June 30, 1997
                                                         Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                              7,159,020                         1,414,781
      Issued for reinvested distributions               3,311,994                           148,821
      Redeemed                                        (15,031,003)                         (469,087)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                          (4,559,989)                        1,094,515
----------------------------------------------------------------------------------------------------------------------------

                                                                Year ended June 30, 1996
                                                          Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                              8,270,935                         2,429,988
      Issued for reinvested distributions               3,510,209                            76,278
      Redeemed                                        (13,742,113)                         (192,219)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                          (1,960,969)                        2,314,047
----------------------------------------------------------------------------------------------------------------------------


                                                                New York Tax-Exempt Fund
                                                                Year ended June 30, 1997
                                                          Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                              2,196,024                           593,838
      Issued for reinvested distributions                 921,975                            49,118
      Redeemed                                         (5,008,087)                         (156,652)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                          (1,890,088)                          486,304
----------------------------------------------------------------------------------------------------------------------------

                                                                Year ended June 30, 1996
                                                          Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                              1,906,925                           744,701
      Issued for reinvested distributions               1,006,844                            30,877
      Redeemed                                         (3,672,303)                         (166,438)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                            (758,534)                          609,140
----------------------------------------------------------------------------------------------------------------------------



                              Ohio Tax-Exempt Fund
                            Year ended June 30, 1997
                                                          Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                                974,586                           339,467
      Issued for reinvested distributions                 537,160                            18,433
      Redeemed                                         (2,679,134)                         (113,803)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                          (1,167,388)                          244,097
----------------------------------------------------------------------------------------------------------------------------

                                                              Year ended June 30, 1996
                                                          Class A                           Class B
----------------------------------------------------------------------------------------------------------------------------
      Sold                                              1,279,987                           327,095
      Issued for reinvested distributions                 596,171                            12,022
      Redeemed                                         (2,225,461)                          (59,086)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)                            (349,303)                          280,031
----------------------------------------------------------------------------------------------------------------------------

  5

Interest rate
futures contracts

      Investments in securities at June 30, 1997, included securities that were valued and pledged as collateral to cover initial margin deposits (see Summary of significant accounting policies) as follows:
                                                           Open          Open
                                           Market      purchase         sales
        Fund                                value     contracts     contracts

        IDS California                 $3,265,125            32            10
        IDS Massachusetts               1,772,123             9             5
        IDS Michigan                    2,119,206            10             5
        IDS Minnesota                   6,535,000            51            20
        IDS New York                    3,708,997            63            15
        IDS Ohio                        2,180,123             9             5

      The market value of the open purchase contracts at June 30, 1997, was as follows:

                                                                       Net
                                              Market            unrealized
        Fund                                   value           gain (loss)

        IDS California                    $3,728,000           $  (55,000)
        IDS Massachusetts                  1,048,500              (15,468)
        IDS Michigan                       1,165,000              (17,188)
        IDS Minnesota                      5,941,500              (87,656)
        IDS New York                       7,339,500             (105,938)
        IDS Ohio                           1,048,500              (15,469)

      The market value of the open sales contracts at June 30, 1997, was as follows:

                                                                           Net
                                                  Market            unrealized
        Fund                                       value           gain (loss)

        IDS California                        $1,165,000                $4,948
        IDS Massachusetts                        582,500                 1,879
        IDS Michigan                             582,500                 1,879
        IDS Minnesota                          2,330,000                 9,437
        IDS New York                           1,747,500                 6,598
        IDS Ohio                                 582,500                 1,879

      The Funds maintain, in a segregated account with its custodian, advanced refunded bonds with at least a market value equal to the value of these open long futures contracts. Advanced refunded bonds are highly liquid, usually covered by government securities, which will be refunded at the bond's first call date.

  6

Capital loss
carryover

      For federal income tax purposes, capital loss carryovers were as follows at June 30, 1997:

                                   Expiration
        Fund                          Carryover                      date
        IDS California                   $1,643,088                  2006
        IDS Massachusetts                   268,549             1999-2005
        IDS Michigan                        147,263                  2005
        IDS Minnesota                       972,605                  2005
        IDS New York                      1,956,275             2003-2005
        IDS Ohio                            527,216                  2005

      It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carryover has been offset or expires.

  7

Financial highlights

      "Financial highlights" showing per share data and selected information are presented on pages 8-19 of the prospectus.

 Investments in securities

      IDS California Tax-Exempt Fund
      June 30, 1997
                                                         (Percentages represent value of
                                                      investments compared to net assets)


 Municipal bonds (97.7%)

Name of issuer                                                Coupon     Maturity     Principal        Value(a)
and title of issue (b, c, d)                                    rate         year      amount
 Aliso Viejo Orange County District Community Facilities
    District #88-1 Special Tax Bonds Series 1992A            7.35%          2018    $3,000,000    $  3,464,910
 ABAG Finance Authority for Nonprofit Corporations
    Certificate of Participation International School Project
    Series 1996                                              7.375          2026    2,200,0000       2,116,092
 Anaheim Public Finance Authority Revenue Bonds
    2nd Series Electric Utilities San Juan (FGIC Insured)    5.75           2022    11,100,000      11,160,939
 Brea Redevelopment Agency Tax Allocation Refunding Bonds
    Redevelopment Project AB (MBIA Insured)                  5.50           2017     1,800,000       1,771,956
 Burbank Redevelopment Agency Tax Allocation Bonds
    Golden State Series 1993A                                6.00           2023     2,000,000       2,011,680
 Chapman College Educational Facilities Authority
    Revenue Bonds Series 1989B                               7.50           2018       500,000         555,980
 Clearlake Redevelopment Agency
    Highlands Park Community Development
    Tax Allocation Bonds Series 1993                         6.40           2023     1,420,000       1,442,535
 Eastern Municipal Water District Riverside County
    Water & Sewer Revenue Certificates of Participation
    Series 1991                                              6.00           2023     1,000,000       1,013,550
 Eastern Municipal Water District Riverside County
    Water & Sewer Pre-Refunded Revenue Certificate of
    Participation Series 1991(FGIC Insured)                  6.50           2020     3,000,000       3,296,760
 El Camino Hospital District Hospital Pre-Refunded Revenue
    Certificate of Participation Series A                    8.50           2017     1,500,000       1,541,505
 Encinitas Unified School District
    Unlimited General Obligation Bonds
    Series 1996 Zero Coupon (MBIA Insured)                   5.85        2015-16     3,500,000(h)    1,258,880
 Fontana Redevelopment Agency
    Refunding Certificate of Participation
    Police Facility Series 1993                              5.625          2016     4,500,000       4,435,515
 Fontana Unified School District
    Unlimited General Obligation Bonds
    Series C (FGIC Insured)                                  6.15           2020     3,470,000       3,651,655
 Fontana Unified School District
    Unlimited Tax General Obligation Bonds
    Series C Zero Coupon (FGIC Insured)                      6.28           2022     2,000,000(e)    1,703,760
 Foothill/Eastern Transportation Corridor Agency Toll Road
    Senior Lien Revenue Bonds Series 1995A                   6.00           2034     1,775,000       1,780,094
 Garden Grove Agency Community Development
    Tax Allocation Refunding Bonds
    Garden Grove Community                                   5.875          2023     3,000,000       2,969,970
 Garden Grove Certificate of Participation
    Bahia Village/Emerald Isle
    (FSA Insured)                                            5.70           2023     2,660,000       2,666,677
 Huntington Beach Certificate of Participation Revenue Bonds
    Civic Center Refinancing (AMBAC Insured)                 5.50           2016     1,715,000       1,685,090
 Indian Wells Improvement Bonds
    Assessment District #13                                  7.50           2008       350,000(g)      360,885
 Irwindale Redevelopment Agency Sub Lien
    Tax Allocation Bonds Series 1996                         7.00           2019     1,700,000       1,805,094
 Janesville Union School District
    Lassen County General Obligation Bonds
    Series 1996 Election Bank Qualified                      6.45           2021       875,000         882,516
 Lake Elsinore School Financing Authority
    Revenue Bonds Series 1997                                6.125          2019     1,235,000       1,238,335
 Long Beach Harbor Revenue Bonds
    Series 1989A A.M.T.                                      7.25           2019     7,000,000(g)    7,308,630
 Los Angeles Convention & Exhibition Center
    Pre-Refunded Certificate of Participation
    Series 1989A                                             7.00           2020     5,000,000       5,369,700
 Los Angeles Convention & Exhibition Center
    Pre-Refunded Certificate of Participation Series 1989A   7.30           2009     1,000,000       1,079,990
 Los Angeles Convention & Exhibition Center
    Pre-Refunded Certificate of Participation Series 1989A   7.375          2018     2,900,000       3,136,379
 Los Angeles County Transportation Commission
    Sales Tax Refunding Revenue Bonds Series A               7.00           2019     4,150,000       4,425,809
 Los Angeles County Transportation Commission
    Sales Tax Pre-Refunded Revenue Bonds Series A            8.00           2016     2,000,000       2,040,220
 Los Angeles County Transportation Commission
    Sales Tax Pre-Refunded Revenue Bonds
    Series 1988A                                             7.875          2008       500,000         529,465
 Los Angeles County Transportation Commission
    Sales Tax Refunding Revenue Bonds
    Series 1989A                                             7.40           2015     2,000,000       2,152,900
 Los Angeles Department of Water & Power
    Electric Plant Revenue Bonds Series 1990                 7.125         2030      6,500,000       7,036,185
 Los Angeles Department of Water & Power
    Waterworks Refunding Revenue Bonds
    Second Issue (Secondary FGIC Insured)                    4.50           2018     3,000,000       2,557,110
 Los Angeles International Airport Revenue Bonds
    Series D (FGIC Insured) A.M.T.                           5.50           2015     1,000,000         995,430
 Los Angeles Multi-family Housing Revenue Bonds
    Park Parthenia Series 1986A
    (GNMA Insured) A.M.T.                                    7.40           2022     1,000,000       1,031,770
 Los Angeles Single Family Home Mortgage Revenue Bonds
    Series 1991A (GNMA & FNMA Insured) A.M.T.                6.875          2025       810,000         846,806
 Los Angeles State Building Authority
    Lease Pre-Refunded Revenue Bonds
    State Department of General Services Lease
    Series 1988A                                             7.25           2006     1,500,000       1,563,645
 Los Angeles State Building Authority
    Lease Pre-Refunded Revenue Bonds
    State Department of General Services Lease
    Series 1988A                                             7.50           2011     1,500,000       1,566,090
 Los Angeles State Harbor Revenue Bonds
    Series 1996B (MBIA Insured) A.M.T.                       5.375       2019-23     3,300,000       3,156,084
 Los Angeles State Harbor Revenue Bonds
    Escrowed to Maturity                                     7.60           2018     1,000,000       1,242,690
 Los Angeles Wastewater System
    Pre-Refunded Revenue Bonds Series 1987                   8.125          2017     1,000,000       1,034,070
 Los Angeles Wastewater System
    Refunding Revenue Bonds Series D (FGIC Insured)          4.70           2017     1,000,000         882,630
 Modesto Certificate of Participation Pre-Refunded Bonds
    Community Center                                         8.10           2015     1,000,000      1,033,990
 Mount Diablo Hospital District Hospital
    Pre-Refunded Revenue Bonds
    Series 1990A (AMBAC Insured)                             7.00           2017     3,000,000       3,317,910
 North City West Community School Facility
    Authority Special Tax
    Refunding Revenue Bonds Series 1995B (CGIC Insured)      5.75           2015     1,000,000       1,022,250
 Northern California Public Power Authority Power
    Pre-Refunded Revenue Bonds Hydroelectric
    Series 1986B-3                                           8.00           2024     2,000,000       2,082,280
 Northern California Public Power Authority Power
    Pre-Refunded Revenue Bonds Hydroelectric #1
    Series 1986B-1                                           8.00           2024     2,100,000       2,186,394
 Northern California Transmission Agency
    California-Oregon Transmission
    Pre-Refunded Revenue Bonds
    Series 1990A (MBIA Insured)                              7.00           2024     2,000,000       2,177,020
 Northern California Transmission
    Select Auction Variable Rate Security &
    Residual Interest Revenue Bonds Inverse Floater
    (MBIA Insured)                                           5.50           2024     4,500,000(f)    4,340,745
 Novato Community Facility District #1 Vintage Oaks
    Public Improvement Special Tax Refunding Bonds           7.25           2021     2,000,000       2,115,600
 Pleasanton Joint Powers Financing Authority Reassessment
    Revenue Bonds Series 1993A                               6.15           2012     1,880,000       1,949,391
 Port of Oakland Refunding Revenue Bonds
    Series 1997G (MBIA Insured) A.M.T.                       5.375          2025     3,080,000       2,931,544
 Rancho Cucamonga Redevelopment Agency
    1990 Tax Allocation Pre-Refunded Bonds
    (MBIA Insured)                                           7.125          2019     3,540,000       3,831,094
 Rancho Mirage Joint Powers Finance Authority
    Certificate of Participation Eisenhower Memorial Hospital7.00           2022     4,250,000       4,788,560
 Redding Redevelopment Agency Tax Allocation
    Refunding Bonds Canby Hilltop Cypress
    Series D (CGIC Insured)                                  5.00           2023     4,700,000       4,266,895
 Richmond Elementary School District
    Lassen County General Obligation Bonds
    Series 1996 Election Bank Qualified                      6.50           2021       649,000         662,311
 Richmond Joint Powers Financing Authority Leases and
    Gas Tax Refunding Revenue Bonds Series 1995A             5.25           2013     3,540,000       3,435,924
 Sacramento Cogeneration Authority
    Cogeneration Revenue Bonds
    Procter & Gamble Series 1995                             6.375          2010     1,000,000       1,058,740
 Sacramento Municipal Utility District Series R              6.00        2015-17     7,500,000       7,501,845
 Sacramento Municipal Utility District Pre-Refunded Series V 7.50           2018     2,775,000       2,887,471
 Sacramento Municipal Utility District Pre-Refunded Series W 7.50           2018     1,980,000       2,060,249
 Sacramento Municipal Utility District Pre-Refunded Series Y
    (MBIA Insured)                                           6.75           2019     3,400,000       3,778,454
 Sacramento Power Authority Cogeneration
    Revenue Bonds Series 1995                                6.00           2022     1,000,000       1,012,040
 San Diego County Capital Asset Lease
    Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)              7.02           2007     3,200,000(f)    3,476,000
 San Diego Regional Transportation Commission Sales Tax
    Pre-Refunded Revenue Bonds Limited Tax Series 1989A      6.25           2008     5,030,000       5,218,474
 San Joaquin County Pre-Refunded Certificate of Participation
    Human Services Facility Series 1989 (BIG Insured)        6.70           2009     3,500,000       3,733,205
 San Joaquin County Certificate of Participation
    Jail & Sheriffs Operation Center (MBIA Insured)          6.75           2015     2,000,000       2,158,780
 San Jose Redevelopment Agency Merged Area
    RedevelopmentTax Allocation Bonds
    Series 1993 (MBIA Insured)                               4.75           2024     3,055,000       2,660,569
 San Jose Redevelopment Agency Merged Area
    Tax Allocation Bonds Series 1993 Inverse Floater
    (MBIA Insured)                                           6.973          2014     3,000,000(f)    2,898,750
 San Mateo County Transit District Limited Tax
    Pre-Refunded Bonds Series 1990A (MBIA Insured)           6.50           2020     1,500,000       1,565,310
 Santa Clara County Mountain View-
    Los Altos Union High School District Unlimited Tax
    General Obligation Bonds Series A                        5.75           2015     1,200,000       1,211,820
 Santa Cruz Certificate of Participation                     8.375          2007     1,220,000       1,248,292
 Southern California Home Financing Authority
    Single Family Mortgage Revenue Bonds 1990B
    (GNMA Insured) A.M.T.                                    7.75           2024       575,000         607,309
 Southern California Public Power Authority Transmission
    Special Bonds                                            6.00           2012     2,700,000       2,786,994
 South Tahoe Joint Powers Financing Authority
    Refunding Revenue Bonds Series 1995B                     6.25           2020     2,700,000       2,746,683
 State Department Water Resources Water System
    Pre-Refunded Revenue Bonds Central Valley
    Series D                                                 7.70           2024     2,400,000       2,474,376
 State Department Water Resource Water System
    Revenue Bonds Central Valley Series L                    5.50           2023     3,000,000       2,914,440
 State Education Facility Authority Revenue Bonds
    Pomona College                                           6.00           2017     3,000,000       3,087,150
 State Education Facility Authority
    Revenue Bonds Series 1997B                               6.30           2021     1,000,000       1,018,170
 State Health Facility Finance Authority
    Pre-Refunded Revenue Bonds
    St. Joseph Health System Series 1989A                    6.90           2014     3,500,000       3,753,225
 State Housing Finance Agency Home Mortgage
    Revenue Bonds Series 1986B                               6.90           2016     1,770,000       1,806,515
 State Pollution Control Finance Authority Pollution Control
    Revenue Bonds Southern California Edison
    Series 1988A A.M.T.                                      6.90           2006     2,000,000       2,123,080
 State Public Works Board Lease Revenue Bonds
    California Community Colleges Series 1994B               7.00           2019     2,000,000       2,333,840
 State Public Works Board Lease Revenue Bonds
    Department of Corrections
    Substance Abuse Treatment Facility &
    State Prison at Corcoran
    Series 1996A (AMBAC Insured)                             5.25           2021     1,870,000       1,789,740
 State Public Works Board University of California Lease
    Pre-Refunded Revenue Bonds Series 1990A                  7.00           2015     2,250,000       2,477,228
 State Rural Home Mortgage Financing Authority
    Single Family Mortgage Revenue Bonds
    Series 1997A-3 (GNMA & FNMA Insured) A.M.T.              6.25           2029     1,500,000       1,632,855
 State University Refunding Revenue Bonds
    Series C (AMBAC Insured)                                 5.00           2023     2,000,000       1,815,700
 State Unlimited Tax General Obligation Bonds
    (Secondary FGIC Insured)                                 4.75           2023     1,325,000(g)    1,156,420
 Statewide Community Development Authority
    Health Facilities Revenue Bonds
    Unihealth America Series 1993A
    Inverse Floater (AMBAC Insured)                          7.11           2011     5,000,000(f)    5,293,750
 Statewide Community Development Authority Revenue
    Certificate of Participation
    St. Joseph Health System Group                           6.50           2015     5,500,000       5,961,560
 Stockton Single Family Mortgage Revenue Bonds
    Series 1990A (GNMA Insured) A.M.T.                       7.50           2023       110,000         116,075
 University of Southern California Educational
    Facilities Authority Pre-Refunded Revenue Bonds
    Series 1989B                                             6.75           2015     5,000,000       5,359,750
 Upland Certificate of Participation Water System
    Refunding Bonds (FGIC Insured)                           6.60           2016     1,000,000       1,084,700
 Vacaville Limited Obligation Improvement Bonds
    Water Rights Assessment District                         8.00           2007       750,000         773,138

 Total municipal bonds
 (Cost: $217,417,594)                                                                             $236,494,586



See accompanying notes to investments in securities.
 Short-term securities (0.7%)

Issuer (d,i)                                                 Effective             Amount             Value(a)
                                                                 yield         payable at
                                    maturity

 Municipal notes
 Irvine Ranch Water District
    Series 1985 V.R.
    10-01-05                                                      3.75%        $   400,000     $       400,000
 Tustin California Improvement Bonds
    Series 1995-2 V.R.
    09-02-13                                                      3.75           1,200,000           1,200,000

 Total short-term securities
 (Cost $1,600,000)                                                                              $    1,600,000


 Total investments in securities
 (Cost: $219,017,594)(j)                                                                          $238,094,586

See accompanying notes to investments in securities.
 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
       (Unaudited)
Rating                                                                       6-30-97                    6-30-96

AAA                                                                             61%                        59%
AA                                                                              19                         19
A                                                                                9                         13
BBB                                                                              8                          7
BB and below                                                                     3                          2
Non-rated                                                                       --                         --

Total  100%  100%  (c)  The  following   abbreviations  are  used  in  portfolio
descriptions to identify the insurer of the issue:

AMBAC     --    American Municipal Bond Association Corporation
BIG       --    Bond Investors Guarantee
CGIC      --    Capital Guaranty Insurance Company
FGIC      --    Financial Guarantee Insurance Corporation
FNMA      --    Federal National Mortgage Association
FSA       --    Financial Security Assurance
GNMA      --    Government National Mortgage Association
MBIA      --    Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:
A.M.T.     --    Alternative Minimum Tax -- As of June 30, 1997, the value of securities subject to alternative minimum tax represented 8.6% of net assets.
V.R.       --    Variable Rate

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1997. Inverse floaters in the aggregate represent 6.6% of the Fund's net assets as of June 30, 1997.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                    Notional amount
Purchase contracts
---------------------------------------------------
Municipal Bonds Index Sept. 1997         $3,200,000
---------------------------------------------------

Sale contracts
---------------------------------------------------
Municipal Bonds Index Sept. 1997         $1,000,000
---------------------------------------------------

(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1997.

(j) At June 30, 1997, the cost of securities for federal income tax purposes was $218,758,032 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ............................$19,426,756
Unrealized depreciation ................................(90,202)
-----------------------------------------------------------------
Net unrealized appreciation........................ $19,336,554
-----------------------------------------------------------------

      IDS Massachusetts Tax-Exempt Fund
      June 30, 1997
                                                          (Percentages represent value of
                                                      investments compared to net assets)
 Municipal bonds (97.4%)

Name of issuer                                              Coupon       Maturity     Principal        Value(a)
and title of issue (b, c, d)                                  rate           year        amount

 Bay Transit Authority Series A (Secondary CGIC Insured)      5.50%          2021    $ 500,000       $ 484,525
 Bay Transportation Authority General Transportation System
    Refunding Bonds Series 1992B                              6.20           2016    1,500,000       1,630,635
 Boston City Hospital Refunding Revenue Bonds
    Series B (FHA Insured)                                    5.75           2023    3,000,000(f)    2,952,360
 Boston City Hospital Pre-Refunded Revenue Bonds
    Series A (FHA Insured)                                    7.625          2021    1,000,000       1,113,070
 Boston General Obligation Bonds
    Series 1991A (MBIA Insured)                               6.75           2011      500,000         551,680
 Boston General Obligation Refunding Bonds
    Series 1993A (AMBAC Insured)                              5.65           2009    1,500,000(f)    1,548,435
 Boston Industrial Development Financing Authority
    Revenue Bonds Massachusetts College of Pharmacy
    Series 1993A (Connie Lee Insured)                         5.25           2026    1,000,000         916,330
 Boston Water & Sewer Commission
    General Pre-Refunded Revenue Bonds
    Senior Series 1991A (FGIC Insured)                        7.00           2018    1,000,000       1,119,370
 Boston Water & Sewer Commission
    General Subordinate Revenue Bonds Series A
    (MBIA Insured)                                            6.00           2008      500,000         506,280
 Commonwealth General Obligation Consolidated Loan
    Pre-Refunded Bonds
    Series 1990A (FGIC Insured)                               7.25           2009      500,000         546,110
 Fall River General Obligation Refunding Bonds
    Series 1996 (MBIA Insured)                                5.25           2010    1,000,000         990,710
 Greater Lawrence Sanitary District North Andover
    General Obligation Bonds                                  8.50           2005      455,000         476,653
 Haverhill City Unlimited Tax General Obligation Bonds
    Series 1997 (FGIC Insured)                                5.00           2017    1,000,000         939,850
 Health & Educational Facilities Authority Refunding
    Revenue Bonds Beth Israel Hospital Series 1989E           7.00        2009-14      550,000         582,779
 Health & Educational Facilities Authority Revenue Bonds
    Berkshire Health Systems Series A (MBIA Insured)          7.50           2008      500,000         531,030
 Health & Educational Facilities Authority Revenue Bonds
    Berkshire Health Systems Series C                         5.90           2011    1,000,000         968,920
 Health & Educational Facilities Authority Pre-Refunded
    Revenue Bonds Beverly Hospital Series D (MBIA Insured)    7.30           2019      400,000         431,184
 Health & Educational Facilities Authority Revenue Bonds
    Boston College Series J (FGIC Insured)                    6.625          2021    2,000,000       2,164,580
 Health & Educational Facilities Authority Revenue Bonds
    Boston College Series K                                   5.25           2023    1,000,000         938,110
 Health & Educational Facilities Authority Revenue Bonds
    Brigham & Women's Hospital Series C                       6.75           2021      500,000         526,685
 Health & Educational Facilities Authority Revenue Bonds
    Brigham & Women's Hospital Series 1991D                   6.75           2024    1,000,000       1,075,790
 Health & Educational Facilities Authority Revenue Bonds
    Cape Cod Health System Series A (Connie Lee Insured)      5.25           2021    2,500,000       2,349,475
 Health & Educational Facilities Authority Revenue Bonds
    Charlton Memorial Hospital Series 1991B                   7.25           2013    1,750,000       1,905,978
 Health & Educational Facilities Authority Revenue Bonds
    Holyoke Hospital Series B                                 6.50           2015    1,000,000       1,006,690
 Health & Educational Facilities Authority Pre-Refunded
    Revenue Bonds Lahey Clinic Medical Center
    Series A (MBIA Insured)                                   7.625          2018      500,000         527,940
 Health & Educational Facilities Authority Revenue Bonds
    Melrose-Wakefield Hospital Series 1992B                   6.375          2016    1,000,000       1,037,360
 Health & Educational Facilities Authority
    Pre-Refunded Revenue Bonds Mount Auburn Hospital
    Series A (MBIA Insured)                                   7.875          2018      205,000         216,935
 Health & Educational Facilities Authority Revenue Bonds
    New England Deaconess Hospital Series 1992D               6.625          2012    1,000,000       1,051,710
 Health & Educational Facilities Authority Revenue Bonds
    Newton Wellesley Hospital Series 1991D (MBIA Insured)     7.00           2015    1,000,000       1,111,280
 Health & Educational Facilities Authority
    Pre-Refunded Revenue Bonds Northeastern University
    Series 1989C (AMBAC Insured)                              7.10           2006    1,000,000       1,075,120
 Health & Educational Facilities Authority
    Pre-Refunded Revenue Bonds Northeastern University
    Series E (MBIA Insured)                                   6.55           2022    1,000,000       1,088,590
 Health & Educational Facilities Authority Revenue Bonds
    North Adams Regional Hospital Series 1                    6.625          2018    1,000,000       1,013,160
 Health & Educational Facilities Authority Revenue Bonds
    South Shore Hospital Series 1992D (MBIA Insured)          6.50           2022    1,000,000       1,076,220
 Health & Educational Facilities Authority
    Pre-Refunded Revenue Bonds
    Stonehill College Series 1990D (AMBAC Insured)            7.70           2020    1,000,000       1,112,730
 Health & Educational Facilities Authority Revenue Bonds
    Suffolk University Series B (Connie Lee Insured)          6.35           2022    2,495,000       2,612,465
 Health & Educational Facilities Authority
    Pre-Refunded Revenue Bonds
    Wentworth Institute of Technology
    Series A (AMBAC Insured)                                  7.40           2010      750,000         823,642
 Health & Educational Facilities Authority Revenue Bonds
    Valley Regional Health System
    Series C (Connie Lee Insured)                             5.75           2018    1,000,000         997,580
 Industrial Finance Agency Assumption College Revenue Bonds
    Series 1996 (Connie Lee Insured)                          6.00           2026    1,000,000       1,022,630
 Industrial Finance Agency Hampshire College Revenue Bonds
    Series 1997                                               5.80           2017    1,105,000       1,077,905
 Industrial Finance Agency Pollution Control
    Refunding Revenue Bonds
    Eastern Edison Series 1993                                5.875          2008    2,000,000       1,980,160
 Industrial Finance Agency Resource Recovery Revenue Bonds
    Ogden Haverhill Series 1986A (AMBAC Insured) A.M.T.       7.375          2011      175,000         178,973
 Industrial Finance Agency Resource Recovery Revenue Bonds
    SEMASS Series 1991A                                       9.00           2015    1,500,000       1,684,290
 Industrial Finance Agency Revenue Bonds
    Museum of Science
    Series 1989 (FSA Insured)                                 7.30           2009    1,000,000       1,086,830
 Leominster General Obligation Bonds (MBIA Insured)           7.50           2009    1,000,000       1,100,760
 Mansfield General Obligation Bonds (AMBAC Insured)           6.70           2011    1,000,000       1,090,230
 Municipal Wholesale Electric Power Supply System
    Pre-Refunded Revenue Bonds Series 1992B                   6.75           2017    1,395,000       1,559,875
 Municipal Wholesale Electric Power Supply System
    Refunding Revenue Bonds Series B (MBIA Insured)           4.75           2011    1,750,000       1,632,715
 Municipal Wholesale Electric Power
    Supply System Revenue Bonds
    Special Pars & Inflows (AMBAC Insured)                    5.45           2018    1,600,000       1,536,256
 Nantucket General Obligation Bonds                           6.80           2011    1,000,000       1,089,940
 New Bedford General Obligation Bonds
    Series 1995 (AMBAC Insured)                               5.50           2015      700,000         700,049
 North Andover General Obligation Bonds (MBIA Insured)        7.35           2008      310,000         342,773
 North Attleborough Unlimited General Obligation Bonds
    Series 1997 (AMBAC Insured)                               5.25           2017    1,675,000       1,644,649
 Port Authority Revenue Bonds
    Series 1990A (FGIC Insured) A.M.T.                        7.50           2020    1,000,000       1,087,910
 Southeastern University Building Refunding Revenue Bonds
    Series A (AMBAC Insured)                                  5.75           2016    1,250,000       1,267,700
 Southern Berkshire Regional School District Unlimited Tax
    General Obligation Pre-Refunded Bonds (AMBAC Insured)     7.55           2010    1,000,000       1,106,500
 State Education Loan Authority
    Educational Loan Revenue Bonds
    Issue E Series B (AMBAC Insured) A.M.T.                   6.00           2012      975,000       1,006,453
 State General Obligation Consolidated Loan Bonds
    Series 1991A (FGIC Insured)                               6.00           2011    1,095,000       1,158,609
 State Housing Finance Agency Single Family Housing
    Revenue Bonds Series 13 A.M.T.                            7.95           2023      430,000         454,673
 State Housing Finance Authority Residential
    Development Bonds Series 1992A (FNMA Insured)             6.875          2011    1,000,000       1,068,490
 State Housing Finance Authority
    Single Family Mortgage Housing Revenue Bonds
    Series 4                                                  7.375          2014      430,000(f)      441,128
 State Housing Finance Authority
    Single Family Mortgage Housing Revenue Bonds
    Series 7 A.M.T.                                           8.10           2020      245,000         252,784
 State Water Resource Authority Revenue Bonds
    Series A (Secondary MBIA Insured)                         5.50           2022    1,100,000       1,066,538
 University of Lowell Building Authority Facilities
    Revenue Bonds 4th Series A                                7.40           2007      125,000         128,951
 University of Lowell Building Authority Facilities
    Revenue Bonds 4th Series A                                7.60           2012       50,000          51,613
 University of Massachusetts Building Authority
    Revenue Bonds Series A (FSA Insured)                      7.50           2014      500,000         524,755
 University of Massachusetts Building Authority
    Revenue Bonds Series A Escrowed to Maturity               7.50           2011      115,000         131,505
 Water Resource Authority General
    Pre-Refunded Revenue Bonds Series 1990A                   7.625          2014      500,000         551,985
 Water Resource Authority General
    Pre-Refunded Revenue Bonds Series 1991A                   6.50           2019    1,000,000       1,101,240
 Water Resource Authority General Revenue Bonds
    Series 1993B (MBIA Insured)                               5.00           2022    1,365,000       1,240,840
 Water Resource Authority General Revenue Bonds
    Series 1993C                                              5.25           2020    1,400,000       1,307,054
 Worcester General Obligation Refunding Bonds
    Series 1995G (MBIA Insured)                               5.30           2015    1,000,000         985,410

 Total municipal bonds

 (Cost: $68,001,754)                                                                               $72,664,134

 Short-term security (1.9%)
Issuer (d,e)                                                    Effective           Amount             Value(a)
                                                                    yield       payable at
                                                                                  maturity

 Municipal note
 State General Obligation Series B V.R.
    12-01-97                                                      4.00%         $1,400,000        $  1,400,000

 Total short-term security
 (Cost: $1,400,000)                                                                               $  1,400,000


 Total investments in securities
 (Cost: $69,401,754)(g)                                                                            $74,064,134


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                         (Unaudited)
Rating                      6-30-97                    6-30-96
AAA                            64%                        66%
AA                              9                          9
A                              16                         16
BBB                             9                          7
BB and below                    2                          2
Non-rated                      --                         --
--------------------------------------------------------------
Total                         100%                       100%
--------------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC      --    American Municipal Bond Association Corporation
CGIC       --    Capital Guaranty Insurance Company
FGIC       --    Financial Guarantee Insurance Corporation
FHA        --    Federal Housing Authority
FNMA       --    Federal National Mortgage Association
FSA        --    Financial Security Assurance
MBIA       --    Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax-- As of June 30, 1997, the value of securities subject to alternative tax represented 4.0% of net assets.
V.R.       --    Variable Rate

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1997.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                          Notional amount

Purchase contracts
---------------------------------------------------------
Municipal Bonds Index Sept. 1997                 $900,000
---------------------------------------------------------

Sale contracts
---------------------------------------------------------
Municipal Bonds Index Sept. 1997                 $500,000
---------------------------------------------------------


(g) At June 30, 1997, the cost of securities for federal income tax purposes was $69,382,621 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ...................$4,789,739
Unrealized depreciation .....................(108,226)
------------------------------------------------------
Net unrealized appreciation............... $4,681,513
------------------------------------------------------

      IDS Michigan Tax-Exempt Fund
      June 30, 1997



                                                      (Percentages represent value of
                                                  investments compared to net assets)


 Municipal bonds (98.3%)

Name of issuer                                              Coupon       Maturity    Principal        Value(a)
and title of issue (b, c, d)                                  rate           year       amount
 Auburn Hills Limited Tax General Obligation
    Street Improvement Bonds                                  6.00%          2004    $ 200,000(f)   $  205,906
 Battle Creek Calhoun County
    Downtown Development Authority Bonds Series 1994          7.65           2022    1,250,000       1,435,537
 Battle Creek Water Supply System
    Pre-Refunded Revenue Bonds Series 1990B                   6.375       2008-10    1,640,000       1,715,637
 Buena Vista School District Saginaw County
    School Building & Site Unlimited Tax
    General Obligation Pre-Refunded Bonds Series 1991         7.20           2016    1,500,000(f)    1,674,300
 Central Michigan University Revenue Bonds
    Series 1997 (FGIC Insured)                                5.50           2026      750,000         733,920
 Chelsea General Obligation Pre-Refunded Bonds (MBIA Insured) 8.20           2006      145,000         150,904
 Chippewa Valley School District Unlimited Tax
    General Obligation Bonds (FGIC Insured)                   5.00           2021    1,000,000         911,710
 Comstock Park Public School Kent County Unlimited Tax
    General Obligation Pre-Refunded Bonds Series 1989         6.00           2016      400,000         419,688
 Comstock Park Public School Kent County Unlimited Tax
    General Obligation Pre-Refunded Bonds Series 1989         6.875          2010      260,000         276,775
 Detroit General Obligation Pre-Refunded Bonds
    Distributable State Aid Series 1989 (AMBAC Insured)       7.20           2009    1,000,000       1,072,040
 Detroit Sewer Disposal Pre-Refunded Revenue Bonds            8.00           2008      500,000         510,055
 Detroit Sewer Disposal Revenue Bonds (FGIC Insured)          5.70           2023    2,000,000(f)    1,973,300
 Detroit Unlimited Tax General Obligation Bonds
    Pre-Refunded Series A                                     7.25           2009    1,000,000       1,070,580
 Detroit Unlimited Tax General Obligation Bonds
    Pre-Refunded Series 1988A                                 7.875          2008      700,000         734,566
 Detroit Unlimited Tax General Obligation Bonds
    Series A (FGIC Insured)                                   5.50           2016    1,000,000         990,680
 Detroit Unlimited Tax General Obligation Bonds
    Series 1995A                                              6.80           2015    1,000,000       1,140,610
 Detroit Downtown Development Authority
    Development Area Project #1 Junior Lien
    Refunded Tax Increment Series 1996D                       6.50           2025    1,000,000       1,033,340
 Detroit Water Supply System Second Lien
    Revenue Bonds Series 1995A (MBIA Insured)                 5.50           2025    1,500,000       1,452,165
 Detroit Water Supply System Pre-Refunded Revenue Bonds
    Series 1988 (MBIA Insured)                                7.875          2008      400,000         423,408
 East Lansing School District School Building & Site
    Unlimited Tax General Obligation
    Pre-Refunded Bonds Series 1991                            6.625          2014    1,000,000       1,094,230
 Farmington Hills Hospital Finance Authority
    Revenue Bonds Botsford General Hospital
    Series 1992A (MBIA Insured)                               6.50           2022    1,500,000       1,608,570
 Ferris State University Board of Trustees
    General Revenue & Refunding Bonds
    Series 1995 (MBIA Insured)                                5.25           2020    1,000,000         944,790
 Forest Hills School District Unlimited Tax
    General Obligation Pre-Refunded Bonds                     7.375          2015    1,000,000       1,089,500
 Frenchtown Resort Drainage District Monroe County Drain
    Pre-Refunded Revenue Bonds Series 1987                    7.50        2011-12      615,000         662,760
 Garden City School District Authority
    Pre-Refunded Revenue Bonds                                7.80           2010      305,000         323,794
 Genesee County General Obligation Bonds
    Sewer Disposal System Series A (AMBAC Insured)            5.40           2015    1,400,000       1,391,502
 Grand Ledge Public Schools Unlimited Tax General Obligation
    Refunding Bonds Counties of Eaton, Clinton & Ionia
    Series 1995 (MBIA Insured)                                5.375          2024    2,000,000       1,926,980
 Grand Rapids Community College Limited Tax
    General Obligation Bonds Series 1996 (MBIA Insured)       5.375          2019    1,000,000         971,770
 Grand Rapids Tax Increment Revenue Bonds
    Series 1994 (MBIA Insured)                                6.875          2024      380,000         423,784
 Grand Rapids Water Supply System Improvement
    Pre-Refunded Revenue Bonds Series 1988                    7.875          2018      700,000         727,923
 Grand Rapids Water Supply System Improvement
    Pre-Refunded Revenue Bonds Series 1990 (FGIC Insured)     7.25           2020    1,250,000       1,360,025
 Hillman Cmmunity Schools General Obligation Bonds
    Series 1997 (FGIC Insured)                                5.25           2023    1,000,000         951,110
 Inkster School District Unlimited Tax General Obligation
    Pre-Refunded Bonds (AMBAC Insured)                        7.00           2018      450,000         488,187
 Iosco County Water Supply System Limited Tax
    General Obligation Bonds (AMBAC Insured)                  5.50        2008-10      575,000         588,342
 Kent County Hospital Pre-Refunded Revenue Bonds
    Butterworth Hospital Series 1989A                         7.25           2013      500,000         532,390
 Kent County Refuse Disposal System Limited Tax
    General Obligation Refunding Bonds Series 1987            8.40           2010      150,000         155,799
 Lake Orion School District General Obligation Bonds
    (AMBAC Insured)                                           5.50           2020    1,000,000         978,300
 Lincoln Park School Distict Wayne County School Building & Site
    Unlimited Tax General Obligation Bonds (FGIC Insured)     5.90           2026    1,000,000       1,021,590
 Marquette Hospital Finance Authority Pre-Refunded Revenue Bonds
    Marquette General Hospital Series 1989C                   7.50        2007-19      825,000         885,802
 Monroe County Pollution Control Revenue Bonds
    Detroit Edison Fermi Plants
    Series 1990I (FGIC Insured) A.M.T.                        7.65           2020    1,000,000       1,095,640
 Monroe County Pollution Control Revenue Bonds
    Detroit Edison Fermi 2 Plants
    Series CC (AMBAC Insured) A.M.T.                          7.50           2019    1,750,000       1,905,960
 Muskegon Hospital Finance Authority
    Refunding Revenue Bonds
    Hackley Hospital Series 1988A                             8.00           2008      400,000         415,112
 Northville Public Schools Unlimited Tax
    General Obligation Bonds Series 1991B                     7.00           2008    1,500,000       1,640,910
 Ovid-Elsie School District Unlimited Tax
    General Obligation Bonds (Secondary MBIA Insured)         5.60           2021    1,000,000         986,960
 Redford General Obligation Bonds (MBIA Insured)              5.25           2016    1,450,000       1,396,292
 Richmond Limited Obligation Refunding Revenue Bonds
    K mart Series A                                           6.625          2007      530,000         543,526
 Rochester Hill Unlimited Tax General Obligation Bonds
    Series 1990A                                              6.00        2009-10      735,000         756,339
 Rockford Public Schools Kent County Unlimited Tax
    General Obligation Pre-Refunded Revenue Bonds             7.375          2019    1,000,000       1,087,540
 Romulus Township School District Unlimited Tax
    General Obligation Refunding Bonds (FGIC Insured)         5.75           2022    2,500,000       2,513,850
 St. Louis Public Schools Unlimited Tax
    General Obligation Refunding Revenue Bonds
    Counties of Gratiot, Midland & Isabella
    Series 1995 (FGIC Insured)                                5.25           2024      755,000         714,464
 Schoolcraft Community School District
    County of Kalamazoo School Building
    and Site Unlimited General Obligation Bonds
    Series 1996 (FGIC Insured)                                5.375          2026    1,000,000         967,910
 South Lake District Unlimited Tax General Obligation
    Pre-Refunded Bonds                                        6.80           2010      355,000         390,706
 South Redford School District Unlimited General Obligation Bonds
    Series 1996 (FGIC Insured)                                5.50           2022    1,000,000         980,020
 State Building Authority Refunding Revenue Bonds Series 1991I6.25           2020    2,200,000       2,295,524
 State Hospital Finance Authority Revenue Bonds
    St. Johns Hospital & Medical Center (AMBAC Insured)       5.25           2026    1,400,000       1,314,950
 State Hospital Finance Authority Revenue Bonds
    Central Michigan Community Hospital                       6.25           2027    1,000,000       1,001,560
 State Hospital Finance Authority
    Hospital Pre-Refunded Revenue Bonds
    Detroit Medical Center Series 1988A                       8.125          2012      310,000         329,890
 State Hospital Finance Authority
    Hospital Pre-Refunded Revenue Bonds
    McLaren Obligated Group Series 1991A                      7.50           2021    1,750,000       1,984,605
 State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Detroit Medical Center Series A                           6.25           2013    1,200,000       1,249,476
 State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Detroit Medical Center Series 1988A                       8.125          2012       90,000          95,122
 State Hospital Finance Authority
    Hospital Pre-Refunded Revenue Bonds
    Detroit Medical Center Series 1988B                       8.00           2008      500,000         531,410
 State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Sinai Hospital of Greater Detroit Series 1995             6.70           2026    1,000,000       1,058,590
 State Hospital Finance Authority
    Pre-Refunded Revenue Bonds
    Oakwood Hospital Group Series 1990A (FGIC Insured)        7.10           2018    1,000,000       1,095,100
 State Hospital Finance Authority
    Pre-Refunded Revenue Bonds
    Henry Ford Hospital Series 1990A                          7.00           2010    1,000,000       1,092,310
 State Hospital Finance Authority Revenue Bonds
    Presbyterian Villages of Michigan Obligated Group
    Series 1995                                               6.50           2025    1,000,000       1,013,740
 State Hospital Finance Authority Revenue Bonds
    Presbyterian Villages of Michigan Obligated Group
    Series 1997                                               6.375          2025      700,000         699,370
 State Public Power Agency Belle River
    Refunding Revenue Bonds Series A                          5.25           2018    1,000,000         952,960
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Detroit Edison
    Series 1990BB (MBIA Insured)                              7.00           2008    1,000,000       1,168,100
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Detroit Edison Series 1992BB
    (FGIC Insured)                                            6.50           2016    1,500,000       1,618,230
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Escrowed to Maturity Oxford Institute       7.875          2005      150,000         170,205
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Ford Motor Series 1991A                     7.10           2006    1,650,000(f)    1,900,338
 State Strategic Fund Limited Tax Obligation Revenue Bonds
    Great Lakes Pulp & Fibre A.M.T.                          10.25           2016    1,000,000(g)      479,020
 State Trunk Line Bonds Series A (FGIC Insured)               5.75           2020    1,065,000       1,071,816
 State University Revenue Bonds Series A                      5.50           2022      560,000         540,753
 Taylor Tax Increment Finance Authority Bonds
    Series 1989A (MBIA Insured)                               6.00        2007-09    1,205,000       1,232,488
 Troy City Downtown Development Authority
    County of Oakland Development Bonds
    Series 1995A (Asset Guaranty)                             6.375          2018    1,500,000       1,597,425
 Van Buren Township Tax Increment Revenue Bonds
    Series 1994                                               8.40           2016    1,000,000       1,130,850
 Waterford School District Unlimited Tax General
    Obligation Bonds Series Q                                 6.25           2013      340,000         353,233
 Wayne County Airport Revenue Bonds
    Detroit Metropolitan Airport
    Series 1990A (AMBAC Insured) A.M.T.                       7.00           2020    1,080,000       1,167,437
 Wyandotte Electric Pre-Refunded Revenue Bonds
    Series 1987 (AMBAC Insured)                               7.875          2017      300,000         308,976

 Total municipal bonds
 (Cost: $73,111,161)                                                                               $78,900,976

 Short-term security (0.1%)

Issuer (d,e)                                                  Effective             Amount             Value(a)
                                                                  yield         payable at
                                                                                  maturity
 Municipal note
 State Strategic Fund Consumer Power Company
    Series 1988A V.R.
    04-15-18                                                      4.05%           $100,000       $     100,000

 Total short-term security
 (Cost: $100,000)                                                                                $     100,000


 Total investments in securities
 (Cost: $73,211,161)(h)                                                                            $79,000,976


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                             (Unaudited)
Rating                        6-30-97                    6-30-96
----------------------------------------------------------------

AAA                              74%                        71%

AA                               11                         12

A                                 5                          6

BBB                               9                          9

BB and below                      1                          2


Non-rated                       --                          --

Total                          100%                       100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC      --    American Municipal Bond Association Corporation
FGIC       --    Financial Guarantee Insurance Corporation
MBIA       --    Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:

A.M.T.    --    Alternative Minimum Tax-- As of June 30, 1997, the value of securities subject to alternative minimum tax represented 5.8% of net assets.

V.R.       --    Variable Rate

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or a weeks notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1997.

(f) Partially or fully pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                         Notional amount

Purchase contracts
--------------------------------------------------------
Municipal Bond Index Sept. 97                 $1,000,000
--------------------------------------------------------

Sale contracts
--------------------------------------------------------
Municipal Bond Index Sept. 97                $   500,000
--------------------------------------------------------


(g) Non income producing. Item identified is in default as to payment of interest and/or principal.

(h) At June 30, 1997, the cost of securities for federal income tax purposes was $73,160,033 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ................$6,372,505
Unrealized depreciation ..................(531,562)
----------------------------------------------------
Net unrealized appreciation............ $5,840,943
----------------------------------------------------

      IDS Minnesota Tax-Exempt Fund
      June 30, 1997



                                                                        (Percentages represent value of
                                                                    investments compared to net assets)


Municipal bonds (97.7%)

Name of issuer                                                Coupon     Maturity     Principal        Value(a)
and title of issue (b, c, d)                                    rate         year      amount
 Anoka County General Obligation Capital Improvement
    Revenue Bonds Series 1989B                                7.00 %      2007-10   $7,950,000      $8,240,652
 Anoka County Resource Recovery Revenue Bonds
    Northern States Power Series 1985                         7.15           2008    3,750,000       3,995,550
 Becker Pollution Control Revenue Bonds
    Northern States Power Sherburne County
    Generating Station Units 1 & 2 Series 1987A               7.25           2005    2,000,000       2,004,740
 Becker Solid Waste Disposal Facility
    Revenue Bonds Liberty Paper Series 1994B A.M.T.           9.00           2015    3,825,000       3,998,081
 Bemidji Hospital Facilities 1st Mortgage Revenue Bonds
    North Country Health Services Series 1991                 7.00           2021    1,755,000       1,958,369
 Bloomington Community Development
    Refunding Revenue Bonds Note 24th Avenue Motel            8.50           2005    1,758,382(i)    1,767,174
 Brooklyn Center Tax Credit Investor Refunding Revenue Bonds
    Four Courts Apartment Project Series 1995B A.M.T.         7.58           2009    2,450,000       2,475,259
 Burnsville Multi-family Housing
    Refunding Revenue Bonds Summit Park Apartments
    Series 1993 (FHA Insured)                                 6.00           2033    4,000,000       4,030,280
 Cambridge Independent School District #911
    Unlimited Tax General Obligation
    School Building Bonds Series 1997A
    (MBIA Insured)                                            5.25           2018    1,900,000       1,855,255
 Columbia Heights Multi-family Housing Revenue Bonds
    Crestview Lutheran Home Royce Place Series 1991          10.00           2032      555,000         594,183
 Columbia Heights Multi-family Housing Revenue Bonds
    Crestview Lutheran Home Royce Place
    Series 1991 (FHA Insured)                                 7.75           2032    2,725,000       2,849,914
 Duluth Economic Development Authority
    Health Care Facility Pre-Refunded Revenue Bonds
    Benedictine Health System
    St. Mary's Medical Center Series 1990                     8.375          2020    2,000,000       2,236,580
 Duluth Hospital Facilities St. Lukes Hospital
    Pre-Refunded Revenue Bonds Series 1988                    9.00           2018    2,500,000       2,653,300
 Duluth Housing and Redevelopment Authority 1st Mortgage
    Revenue Bonds Lakeshore Lutheran Home                     8.25           2009      125,000         125,234
 Eden Prairie Housing Development Refunding Revenue Bonds
    Eden Commons Series 1990 (FHA Insured)                    8.25           2025    6,195,000       6,344,423
 Edina Hospital System Revenue Bonds
    Fairview Hospital & Health Care Services
    Series 1989A                                              7.125          2019    2,500,000       2,688,575
 Edina Multi-family Housing Revenue Bonds
    Walker Assisted Living Series 1991                        9.00           2031    6,700,000       7,343,468
 Faribault Rice & Goodhue County
    Independent School District #656
    General Obligation School Building Bonds
    Series 1995 (FSA Insured)                                 5.75           2015    6,900,000       7,013,643
 Faribault Single Family Mortgage
    Refunding Revenue Bonds Series 1991A                      7.50           2011    1,655,000       1,739,637
 Fergus Falls Health Care Facilities Revenue Bonds
    LRHC Long-Term Care Facility Series 1995                  6.50           2025    1,500,000       1,542,645
 Hennepin County Lease Revenue
    Certificate of Participation
    Series 1991                                               6.80           2017    7,250,000       7,839,280
 Hopkins Revenue Bonds Blake School                           6.70           2024    3,120,000       3,457,802
 Hubbard County Solid Waste Disposal Revenue Bonds
    Potlatch Series 1989 A.M.T.                               7.375          2013    5,610,000       5,962,869
 International Falls Solid Waste Disposal
    Revenue Bonds Boise Cascade
    Series 1990 A.M.T.                                        7.75           2015    4,000,000       4,190,720
 Little Canada Multi-family Housing Revenue Bonds
    Provinces of Little Canada
    Series 1996 A.M.T.                                        7.00           2027    3,885,000       3,899,646
 Mahtomedi Multi-family Housing
    Briarcliff Revenue Bonds A.M.T.                           7.35           2036    2,280,000       2,326,079
 Maplewood Care Institute Series 1994                         7.75           2024    3,830,000       3,955,624
 Maplewood Multi-family Housing
    Revenue Bonds Maplewood (FHA Insured) A.M.T.              7.75           2021    2,045,000       2,053,630
 Maplewood Multi-family Housing
    Carefree Cottages of Maplewood III
    Refunding Revenue Bonds Series 1995 A.M.T.                7.20           2032    2,900,000       2,904,756
 Minneapolis & St. Paul Housing Board
    Multi-family Mortgage Revenue Bonds
    Collateral Mortgage Revenue Loan
    Riverside Plaza Series 1988 (GNMA Insured) A.M.T.         8.25           2030    3,945,000       4,111,558
 Minneapolis Community Development Agency
    Limited Tax Supported Development
    Revenue Common Bond Fund
    Series 1996-01                                            6.00           2011      980,000         983,969
 Minneapolis General Obligation Bonds
    Sports Arena Series 1996                                  5.20           2024    4,940,000       4,698,088
 Minneapolis Hospital Facility
    Pre-Refunded Revenue Bonds
    Lifespan Incorporated Series 1989A                        7.00           2014    5,000,000       5,416,350
 Minneapolis & St. Paul Housing &
    Redevelopment Authority
    Health Care System Revenue Bonds
    Healthspan Series 1993 (AMBAC Insured)                    4.75           2018   13,500,000      11,941,155
 Minneapolis Nursing Home Revenue Bonds
    Walker Cityview & Southview
    Series 1992                                               8.50           2022    5,405,000       5,833,130
 Minneapolis Special School District #1
    Certificates of Participation
    Series 1997A (MBIA Insured)                               5.375          2017    2,400,000       2,386,944
 Minnetonka Multi-family Housing
    Refunding Revenue Bonds Cedar Hill West
    (FHA Insured)                                             7.75           2026    5,485,000       5,664,908
 Minnetonka Multi-family Housing Revenue Bonds
    The Cedar Hills Series 1985                               7.50           2017      500,000         515,660
 New Brighton Tax Credit Investor Revenue Bonds
    Polynesian Village Apartments Series 1995B A.M.T.         7.75           2009    2,355,000       2,402,053
 Northern Municipal Power Agency Electric System
    Refunding Revenue Bonds
    Series 1989A                                              7.25           2016    5,475,000       5,786,418
 Northern Municipal Power Agency Electric System
    Pre-Refunded Revenue Bonds
    Series 1989A (AMBAC Insured)                              7.40           2018    1,000,000       1,067,040
 Northern Municipal Power Agency Electric System
    Pre-Refunded Revenue Bonds
    Series 1989B (AMBAC Insured)                              7.40           2018    1,800,000       1,910,070
 North St. Paul General Obligation School Bonds               5.125          2025    6,310,000       5,958,722
 Owatanna Public Utilities
    Pre-Refunded Revenue Bonds Series 1991                    6.75           2016    1,000,000       1,079,220
 Plymouth Multi-family Housing Revenue Bonds
    Harbor Lane Apartments Series 1993
    (Asset Guaranty Insured) A.M.T.                           5.90           2013    2,325,000       2,339,741
 Richfield Independent School District #280
    Unlimited Tax General Obligation
    School Building Bonds Series 1993C
    Inverse Floater (FGIC Insured)                            6.875          2010    3,300,000(f)    3,316,500
 Richfield Independent School District #280
    Unlimited Tax General Obligation
    School Building Bonds Series 1993C Trust
    Inverse Floater (FGIC Insured)                            5.975          2012    2,510,000(f)    2,503,725
 Richfield Multi-family Housing
    Refunding Revenue Bonds
    Village Shores Apartments Project
    Series 1996                                               7.625          2031    2,990,000       3,036,704
 Robbinsdale Hospital Pre-Refunded Revenue Bonds
    North Memorial Medical Center
    Series 1989 (AMBAC Insured)                               7.375          2019    2,200,000       2,345,706
 Robbinsdale Multi-family Housing Revenue Bonds
    Series 1996A                                              7.35           2031    3,260,000       3,255,632
 Rochester Health Care Facility Revenue Bonds
    Mayo Foundation Series A                                  4.951          2019    5,000,000       4,506,200
 Rochester Multi-family Housing Development
    Revenue Bonds Civic Square
    Series 1991 (FHA Insured) A.M.T.                          7.45           2031    4,390,000       4,640,230
 St. Cloud Hospital Facility Refunding Revenue Bonds
    Series 1996B (AMBAC Insured)                              5.00           2020    3,000,000       2,765,160
 St. Cloud Hospital Facility Refunding Revenue Bonds
    Series B (AMBAC Insured)                                  5.00           2012    2,900,000       2,793,309
 St. Cloud Hospital Facility Revenue Bonds
    St. Cloud Hospital Series 1990B
    (AMBAC Insured)                                           7.00           2020    5,000,000(h)    5,562,250
 St. Cloud Hospital Facility Refunding Revenue Bonds
    Series C (AMBAC Insured)                                  5.30           2020    1,515,000       1,437,326
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group
    Series 1993 (AMBAC Insured)                               5.20           2023    5,000,000       4,669,500
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group Series 1993B
    Inverse Floater (AMBAC Insured)                           5.475          2013    7,000,000(f)    6,317,500
 St. Louis Park Health Care Facilities
    Pre-Refunded Revenue Bonds
    Park Nicollet Medical Center Series 1990A                 9.25           2020    4,000,000       4,536,480
 St. Louis Park Health Care Facilities
    Pre-Refunded Revenue Bonds
    Park Nicollet Medical Center Series 1991A                 8.625          2021    2,000,000       2,272,800
 St. Louis Park Multi-family Housing
    Revenue Refunding Bonds
    Park Blvd Towers Series 1996A                             7.00           2031    3,970,000       4,026,255
 St. Paul & Minneapolis Housing &
    Redevelopment Authority Health Care
    Facility Revenue Bonds Group Health Plan Series 1992      6.75           2013   10,500,000(h)   11,387,355
 St. Paul Housing & Development Bonds
    Highland Retirement (FHA Insured)                         7.013          2026    5,210,000(j)    5,157,900
 St. Paul Housing & Redevelopment Authority
    Commercial Development
    Refunding Revenue Bonds Beverly Enterprises
    Series 1992                                               7.75           2002    2,355,000       2,392,091
 St. Paul Housing & Redevelopment Authority
    Health Care Facility Revenue Bonds
    Lyngblomsten Care Center Series 1993A                     7.125          2017    1,880,000       1,946,947
 St. Paul Housing & Redevelopment Authority
    Health Care Facility Revenue Bonds
    Lyngblomsten Care Center Series 1993A                     7.125          2006      950,000         975,774
 St. Paul Housing & Redevelopment Authority
    Health Care Facility
    Multi-family Rental Housing Revenue Bonds
    Lynblomsten 1993B                                         7.00           2024    1,890,000       1,878,358
 St. Paul Housing & Redevelopment Authority
    Sales Tax Revenue Bonds
    Civic Center (Secondary MBIA Insured)                     5.55           2023    7,500,000       7,488,000
 St. Paul Housing & Redevelopment Authority
    Single Family Mortgage
    Refunding Revenue Bonds Middle Income Phase II
    Mortgage Backed (FNMA Insured)                            6.80           2028    3,460,000       3,689,363
 St. Paul Port Authority Unlimited Tax
    General Obligation Bonds                                  5.125          2024    4,770,000       4,476,597
 Shoreview Senior Housing Revenue Bonds
    Series 1996                                               7.25           2026    2,700,000       2,683,638
 Southern Minnesota Municipal Power Agency
    Power Supply System
    Revenue Bonds Zero Coupon
    Series 1994A (MBIA Insured)                               6.67           2019   19,500,000(g)    5,762,835
 Southern Minnesota Municipal Power Agency
    Power Supply System
    Revenue Bonds Zero Coupon (MBIA Insured)                  6.08           2024    5,150,000(g)    1,132,279
 Southern Minnesota Municipal Power Agency
    Power Supply System
    Revenue Bonds Zero Coupon
    Series 1994A (MBIA Insured)                               6.88           2022   12,000,000(g)    2,966,280
 Southern Minnesota Municipal Power Agency
    Pre-Refunded Bonds Series 1988A                           8.125          2018    1,315,000       1,369,047
 Southern Minnesota Municipal Power Agency
    Pre-Refunded Bonds Series 1988B                           8.125          2018    1,000,000       1,041,100
 Southern Minnesota Municipal Power Agency
    Pre-Refunded Revenue Bonds
    Escrowed to Maturity Series A (Secondary MBIA Insured)    5.75           2018    1,970,000       1,990,007
 Southern Minnesota Municipal Power Agency
    Revenue Bonds (Secondary MBIA Insured)                    4.75           2016    6,415,000       5,784,855
 Southern Minnesota Municipal Power Agency
    Un-Refunded Balance Power Revenue Bonds Series A          5.75           2018    1,895,000       1,885,961
 Spring Park Health Care Facility
    Revenue Bonds Twin Birch Health Care Center
    Series 1991                                               8.25           2011    1,780,000       1,904,636
 State Agricultural and Economic Development Board
    Health Care System Fairview Hospital & Healthcare Service
    Series 1997A (MBIA Insured)                               5.75           2026    2,000,000       1,999,840
 State General Obligation Various Purpose
    Pre-Refunded Bonds Series 1990                            7.00           2009    6,250,000       6,657,312
 State General Obligation Various Purpose
    Pre-Refunded Bonds Series 1991                            6.70           2011    8,000,000       8,699,600
 State Higher Education Facilities Authority
    Augsburg College Mortgage Revenue Bonds
    Series 4-F1                                               6.25           2023    1,750,000       1,808,258
 State Higher Education Facilities Authority
    MacAlester College Revenue Bonds Series 1997 4-J          5.55           2017    1,000,000         998,730
 State Higher Education Facility Authority
    Mortgage Pre-Refunded Revenue Bonds
    St. Mary's College Series 2-M                             8.375          2017    1,000,000       1,072,450
 State Housing Facility Authority
    Housing Finance Agency Housing Development
    Single Family Mortgage Bonds Series B                     7.25           2016      325,000         329,092
 State Housing Finance Agency
    Single Family Mortgage Bonds
    Series 1989A A.M.T.                                       8.00           2029    1,210,000       1,257,396
 State Housing Finance Agency
    Single Family Mortgage Revenue Bonds
    Series 1997D A.M.T.                                       5.85           2019    3,000,000       3,004,980
 State Housing Finance Agency
    Single Family Mortgage Bonds
    Series 1990A A.M.T.                                       7.95           2022    3,165,000       3,344,171
 State Housing Finance Agency
    Single Family Mortgage Bonds
    Series 1991A A.M.T.                                       7.45           2022    3,575,000       3,764,582
 State Housing Finance Agency
    Single Family Mortgage Bonds Series 1992A                 6.95           2016    2,930,000       3,092,556
 State Housing Finance Agency
    Single Family Mortgage Revenue Bonds
    Series L A.M.T.                                           6.70           2020    1,045,000       1,092,453
 State Public Facilities Authority
    Water Pollution Control Revenue Bonds
    Series 1989A                                              7.00           2009    7,850,000       8,467,873
 State University Board of Regents
    General Obligation Bonds Inverse Floater
    Series 1993A Bonds                                        5.564          2003    5,000,000(f)    5,062,500
 State University Board of Regents
    General Obligation Pre-Refunded Bonds
    Series 1989A                                              6.00           2011    4,625,000       4,977,379
 State University Board of Regents
    General Obligation Bonds Series 1996A                     5.50           2021   12,500,000      12,516,500
 State University Board State University System
    Pre-Refunded Revenue Bonds
    Series 1989A (MBIA Insured)                               7.40           2019    2,250,000       2,391,187
 Vadnais Heights Multi-family Housing
    Cottages of Vadnais Heights
    Refunding Revenue Bonds
    Series 1995 A.M.T.                                        7.00           2031    3,190,000       3,189,745
 Vadnais Heights Multi-family Housing
    Cottages of Vadnais Heights
    Tax Credit Revenue Bonds
    Series 1997 A.M.T.                                        7.00           2009    1,080,000       1,073,887
 Washington County General Obligation
    Capital Improvement Bonds
    Series 1989A                                              7.00        2009-10    4,425,000       4,586,778
 Washington County Housing & Redevelopment Authority
    Woodbury Multi-family Housing
    Refunding Revenue Bonds Series 1996                       6.95           2023    1,985,000       1,992,603
 Western Minnesota Municipal Power Agency
    Revenue Bonds
    Escrowed to Maturity (AMBAC Insured)                      6.75           2016    5,935,000       6,392,648
 Western Minnesota Municipal Power Agency
    Supply Refunding Revenue Bonds
    Series A (Secondary MBIA Insured)                         5.50           2015   11,250,000      11,199,712
 White Bear Lake Industrial Development
    Revenue Bonds
    Taylor Series 1988A A.M.T.                                8.75           2008    2,250,000       2,388,645

 Total municipal bonds
 (Cost: $365,620,219)                                                                             $389,401,571

See accompanying notes to investments in securities.

 Short-term securities (1.1%)

Issuer (d,e)                                                    Effective           Amount             Value(a)
                                                                    yield       payable at
                                                                                  maturity
 Municipal note
 Duluth Health Facilities
    Revenue Bond V.R.
    06-01-19                                                       4.25%       $   100,000    $        100,000
 Minneapolis & St. Paul Housing &
    Redevelopment Authority Health Care
    Revenue Bond
    Series B V.R.
    08-15-25                                                       4.30          4,300,000           4,300,000

 Total short-term securities
 (Cost: $4,400,000)                                                                             $    4,400,000

 Total investments in securities
 (Cost: $370,020,219)(k)                                                                          $393,801,571

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

       (Unaudited)


Rating                 6-30-97                    6-30-96
---------------------------------------------------------

AAA                       44%                        48%
AA                        22                         18
A                         13                         15
BBB                        9                          7
BB and below              12                         10
Non-rated                 --                          2
---------------------------------------------------------
Total                    100%                       100%
---------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue: AMBAC -- American Municipal Bond Association
Corporation FGIC -- Financial  Guarantee  Insurance  Corporation FNMA -- Federal
National Mortgage  Association FHA -- Federal Housing Authority FSA -- Financial
Security  Assurance GNMA -- Government  National  Mortgage  Association  MBIA --
Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:
A.M.T.     --    Alternative Minimum Tax -- As of June 30, 1997, the value of securities subject to alternative minimum tax represented 15.2% of net assets.
V.R.       --    Variable Rate

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1997.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1997. Inverse floaters in the aggregate represent 4.3% of the Fund's net assets as of June 30, 1997.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements): Type of security

Notional amount Purchase contracts
-------------------------------------------------
Municipal Bonds Index Sept. 1997    $5,100,000
-------------------------------------------------

Sales contracts
-------------------------------------------------
Municipal Bonds Index Sept. 1997    $2,000,000
-------------------------------------------------

(i) Identifies issues considered to be illiquid as to their  marketability  (see
Note  1 to the  financial  statements).  Information  concerning  such  security holdings at June 30, 1997, is as follows:
                                             Acquisition                      Purchase
Security                                            date                          cost
--------------------------------------------------------------------------------------

Bloomington Community Development
    Refunding Revenue Note 24th Avenue Motel    03-31-88                    $1,758,382

(j) Non-income producing. Item identified is in default as to payment of interest and/or principal.

(k) At June 30, 1997, the cost of securities for federal income tax purposes was $369,560,056 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ...........................$24,335,871
Unrealized depreciation ...............................(94,356)
---------------------------------------------------------------
Net unrealized appreciation....................... $24,241,515
--------------------------------------------------------------

      IDS New York Tax-Exempt Fund
      June 30, 1997



                         (Percentages represent value of
                       investments compared to net assets)


 Municipal bonds (99.9%)

Name of issuer                                                Coupon     Maturity     Principal        Value(a)
and title of issue (b, c, d)                                    rate         year      amount
 Albany County Airport Authority Revenue Bonds
    Series 1997 (FSA Insured) A.M.T.                          5.50  %        2019   $  250,000 (g) $  241,250
 Broome County Certificates of Partication
    Public Safety Facility Series 1994 (MBIA Insured)         5.25           2022    2,650,000      2,495,929
 Buffalo Municipal Water Agency Authority Water System
    Revenue Bonds Series 1995 (FGIC Insured)                  5.00           2025    1,000,000         918,310
 City of Buffalo School Serial Bonds
    Series 1997B (AMBAC Insured)                              5.375          2016      500,000         493,900
 Erie County Unlimited Tax General Obligation Bonds
    Series B (FGIC Insured)                                   5.50           2025      700,000         684,348
 Erie County Water Authority Fourth Resolution Water
    Refunding Revenue Bonds Zero Coupon
    Series 1992 (AMBAC Insured)                               7.30           2017    1,215,000(e)      281,880
 Erie County Water Authority Water Works System
    Revenue Bonds Escrowed to Maturity
    Series 1990A (AMBAC Insured)                              6.00           2008    1,765,000       1,887,403
 Fallsburg Sullivan County Unlimited Tax General
    Obligation Improvement Pre-Refunded Bonds
    Series 1991                                               7.05        2011-14    1,300,000       1,450,501
 Great Neck North Water Authority Water System
    Pre-Refunded Revenue Bonds Series 1989A                   6.00           2020    1,415,000       1,472,180
 Metropolitan Transportation Authority Commuter Facilities
    1987 Service Contract Refunding Bonds Series 5            6.50           2016    1,775,000      1,871,152
 Monroe County Utility General Obligation
    Pre-Refunded Bonds Water Improvement System               7.10        2008-09    1,000,000      1,061,500
 Municipal Assistance New York City Series 59                 7.75           2006      660,000        673,266
 Municipal Assistance New York City Series 62                 6.75           2006    2,200,000      2,244,176
 Municipal Assistance Troy New York
    General Revenue Bonds Series 1996A (MBIA Insured)         5.00           2022    1,250,000      1,155,263
 New York & New Jersey Port Authority Special Obligation
    Revenue Bonds KIAC Partners Project Series 4 A.M.T.       6.75           2019    1,500,000      1,592,805
 New York City General Obligation Bonds Series 1995B          7.00           2016    1,500,000      1,632,900
 New York City General Obligation Bonds Series J              5.875          2019    1,000,000        993,270
 New York City Industrial Development Agency
    Civil Facility Lease Revenue Bonds
    Series 1997 (MBIA Insured)                                5.25        2017-27    2,000,000      1,904,240
 New York City Industrial Development Agency
    Civil Facility Revenue Bonds Series 1993                  5.375          2023    2,000,000      1,925,520
 New York City Industrial Development Agency
    Civil Facility Lease Revenue Bonds Series 1997            5.80           2016    1,000,000        989,930
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series B Inverse Floater (MBIA Insured)                   6.34           2009    2,000,000(f)   1,935,000
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series B (MBIA Insured)                                   5.75           2026      500,000        503,375
 New York City Unlimited Tax General Obligation Bonds
    Series 1996G                                              5.75           2017    1,500,000      1,475,700
 New York City Water Finance Authority
    Water & Sewer System Pre-Refunded Revenue Bonds
    Series A (FGIC Insured)                                   6.75           2014    1,185,000      1,259,904
 New York City Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series A (FGIC Insured)                                   6.75           2014      565,000        600,714
 State Dormitory Authority City University System
    Consolidated 3rd Resolution Revenue Bonds
    Series 1994-2 (MBIA Insured)                              6.25           2019    1,500,000      1,583,355
 State Dormitory Authority City University System
    Pre-Refunded Revenue Bonds                                8.125          2017    3,400,000      3,468,374
 State Dormitory Authority City University System
    Revenue Bonds Series 1993A                                5.75           2013    3,000,000      3,034,470
 State Dormitory Authority College
    Revenue Bonds Series 1996 (AMBAC Insured)                 5.25           2016    1,140,000      1,101,445
 State Dormitory Authority Revenue Bonds
    NYACK Hospital Series 1996                                6.25           2013    1,000,000      1,027,950
 State Dormitory Authority State University Education Facility
    Cooper Union Insured College Revenue Bonds
    Series 1996 (AMBAC Insured)                               5.375          2020      860,000        834,062
 State Dormitory Authority State University Education Facility
    Pre-Refunded Revenue Bonds Series 1990A                   7.70           2012    1,750,000      1,943,165

 State Dormitory Authority State University Education Facility
    Refunding Revenue Bonds Series 1990B                      7.50           2011    1,900,000      2,226,724
 State Dormitory Authority State University Education Facility
    Revenue Bonds (Secondary AMBAC Insured)                   5.25           2015    1,000,000        993,060
 State Dormitory Authority State University Education Facility
    Revenue Bonds (Secondary AMBAC Insured)                   5.50           2019    2,000,000      2,010,000
 State Energy Research & Development Authority
    Electric Facility Revenue Bonds
    Consolidated Edison Series 1986A A.M.T.                   7.50           2021    1,750,000      1,788,903
 State Energy Research & Development Authority
    Electric Facility Revenue Bonds
    Consolidated Edison Series 1989A A.M.T.                   7.75           2024    1,000,000      1,029,170
 State Energy Research & Development Authority
    Electric Facility Revenue Bonds Consolidated Edison
    Series 1990A A.M.T.                                       7.50           2025    5,000,000(g)   5,286,900
 State Energy Research & Development Authority
    Gas Facilities Industrial Development
    Revenue Bonds Series 1996 (MBIA Insured)                  5.50           2021    2,000,000      1,961,240
 State Energy Research & Development
    Authority Pollution Control Refunding
    Revenue Bonds Rochester Gas & Electric
    (MBIA Insured) A.M.T.                                     6.50           2032    2,500,000      2,669,300
 State Energy Research & Development Authority
    Solid Waste Development Revenue Bonds
    State Gas & Electric Company
    Series A (MBIA Insured) A.M.T.                            5.70           2028    3,000,000      2,948,190
 State Environmental Facility State Water & Pollution Control
    Revolving Fund Revenue Bonds New York City
    Municipal Water Finance Authority Series 1990A            7.50           2012    3,000,000      3,308,010
 State Local Government Assistance Bonds Series C             5.50           2022    1,500,000      1,443,015
 State Local Government Assistance Pre-Refunded Bonds
    Series 1991A                                              7.00           2016    4,000,000      4,438,440
 State Medical Care Facility Finance Agency
    Hospital & Nursing Home Mortgage Revenue Bonds
    Montefiore Hospital
    Series 1989A (FHA Insured)                                7.25           2024    1,400,000      1,493,828
 State Medical Care Facility Finance Agency Mental Health
    Services Facility Improving Refunding Revenue Bonds
    Series 1993F (Secondary FSA Insured)                      5.375          2014    1,000,000        980,030
 State Medical Care Facility Finance Agency Mental Health
    Services Facility Improving Refunding Revenue Bonds
    Series 1994A (Secondary FSA Insured)                      5.25           2023    1,500,000      1,406,820
 State Medical Care Facility Finance Agency Pre-Refunded Bonds
    Presbyterian Hospital Series 1985B                        8.00           2025    1,320,000(g)   1,352,987
 State Medical Care Facility Finance Agency Revenue Bonds
    Buffalo General Hospital Series 1988C (FHA Insured)       7.60           2008    1,500,000      1,589,775
 State Medical Care Facility Finance Agency Revenue Bonds
    Buffalo General Hospital Series 1988C (FHA Insured)       7.70           2022    1,950,000      2,068,735
 State Medical Care Facility Finance Agency Secured Hospital
    Revenue Bonds Series 1987A                                7.10           2027      550,000        561,643
 State Mortgage Agency Homeowner Mortgage Revenue Bonds
    Series TT                                                 7.50           2015    4,000,000      4,276,440
 State Mortgage Agency Homeowner Mortgage Revenue Bonds
    Series 27                                                 6.90           2015    3,000,000      3,223,500
 State Mortgage Agency Revenue Bonds
    Series 9 A.M.T.                                           7.30           2017      970,000        990,758
 State Thruway Authority Local Highway & Bridge Service
    Contract Bonds Series 1991                                6.00           2011    2,500,000      2,519,500
 State Urban Development Correction Facility
    Pre-Refunded Revenue Bonds Series 1 (FSA Insured)         7.50           2020    4,500,000      4,928,175
 State Urban Development Correctional Capital Facilities
    Refunding Revenue Bonds Series 1993A                      5.25           2021    2,500,000      2,306,725
 State Urban Development Correctional Capital Facilities
    Revenue Bonds Series 5 (MBIA Insured)                     5.50           2025      750,000        733,365
 State Urban Development Revenue Bonds
    Higher Education Applied Technology Grants
    Series 1995 (MBIA Insured)                                5.75           2015    1,000,000      1,021,610
 Triborough Bridge & Tunnel Authority
    General Purpose Pre-Refunded Revenue Bonds Series S       7.00           2021    3,000,000      3,299,580
 Triborough Bridge & Tunnel Authority
    Special Obligation Refunding Bonds
    Series 1991B (FGIC Insured)                               6.875          2015    2,000,000      2,162,180
 United Nations Development Senior Lien
    Refunding Revenue Bonds Series 1992A                      6.00           2026    4,500,000      4,528,350
 Utica Industrial Development Agency
    Civic Facility Revenue Bonds
    Series 1996A (MBIA Insured)                               5.50           2016      750,000        739,537
 Total municipal bonds
 (Cost: $107,120,101)                                                                            $115,023,727


 Total investments in securities
 (Cost: $107,120,101)(h)                                                                         $115,023,727


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                            (Unaudited)
Rating                   6-30-97                    6-30-96
-------------------------------------------------------------------
AAA                         58%                        52%
AA                          13                         18
A                           12                         15
BBB                         16                         14
BB and below                 1                          1
Non-rated                    --                          --
-------------------------------------------------------------------
Total                      100%                       100%
-------------------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC      --    American Municipal Bond Association Corporation
FGIC       --    Financial Guarantee Insurance Corporation
FHA        --    Federal Housing Authority
FSA        --    Financial Security Assurance
MBIA       --    Municipal Bond Investors Assurance

(d) The following abbreviation is used in portfolio descriptions:

A.M.T.    --    Alternative Minimum Tax-- As of June 30, 1997, the value of securities subject to alternative minimum tax represented 14.4% of net assets.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1997. Inverse floaters in the aggregate represent 1.7% of the Fund's net assets as of June 30, 1997.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                        Notional amount
Purchase contracts
-------------------------------------------------------
Municipal Bonds Index Sept. 1997             $6,300,000
-------------------------------------------------------

Sales contracts
-------------------------------------------------------
Municipal Bonds Index Sept. 1997            $1,500,000
-------------------------------------------------------


(h) At June 30, 1997, the cost of securities for federal income tax purposes was $107,052,857 and the gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ......................$8,082,388
Unrealized depreciation ........................(111,518)
---------------------------------------------------------
Net unrealized appreciation.................. $7,970,870
---------------------------------------------------------

      IDS Ohio Tax-Exempt Fund
      June 30, 1997



                                                              (Percentages represent value of
                                                          investments compared to net assets)

 Municipal bonds (96.4%)

Name of issuer                                               Coupon     Maturity     Principal        Value(a)
and title of issue (b, c, d)                                   rate         year        amount

 Barberton Limited Tax Various Purpose General Obligation Bonds
    Series 1989-1                                             7.35  %        2009   $  700,000      $  754,768
 Bellefontaine Hospital Facility
    Refunding Revenue Bonds
    Mary Rutan Health Association of Logan County
    Series 1993                                               6.00           2013    1,000,000         984,160
 Buckeye Valley Local School District School
    Improvement Unlimited Tax
    General Obligation Bonds Series 1995A (MBIA Insured)      5.25           2020    1,000,000         960,900
 Butler County Hospital Facility Improvement
    Refunding Revenue Bonds                                   7.50           2010    1,750,000       1,870,050
 Carroll Water & Sewer District
    Water System Improvement Unlimited Tax
    General Obligation Bonds                                  6.25           2010      955,000         916,466
 Celina Local School District
    Unlimited General Obligation Bonds
    Series 1996 (FGIC Insured)                                5.25           2020    1,000,000         960,900
 Clermont County Hospital Facility Revenue Bonds
    Mercy Health System Province of Cincinnati
    Series 1989A (AMBAC Insured)                              7.50           2019      750,000         820,319
 Cleveland Airport Systems Revenue Bonds
    Series 1990A (MBIA Insured) A.M.T.                        7.40           2020      500,000         537,475
 Cleveland General Obligation Pre-Refunded Bonds              7.375          2003      125,000         128,489
 Cleveland Public Power System 1st Mortgage
    Pre-Refunded Revenue Bonds                                8.375          2017      100,000(f)      102,377
 Cleveland Waterworks Improvement 1st Mortgage
    Refunding Revenue Bonds
    Series F 1992B (AMBAC Insured)                            6.25           2016    1,000,000(f)    1,062,520
 Cleveland Waterworks Improvement 1st Mortgage
    Revenue Bonds Series 1987E                                6.00           2017      200,000         200,450
 Coshocton County Solid Waste Disposal
    Refunding Revenue Bonds
    Stone Container Series 1992                               7.875          2013    1,000,000       1,060,830
 Cuyahoga County Health Care Facilities
    Refunding Revenue Bonds
    Judson Retirement Community Series A                      7.25           2018    1,000,000       1,015,740
 Cuyahoga County Hospital Improvement Revenue Bonds
    Cleveland Clinic Foundation                               7.00           2013      500,000         504,970
 Cuyahoga County Hospital Improvement
    Pre-Refunded Revenue Bonds
    Cleveland Clinic Foundation Series 1987A                  7.875          2010      275,000         285,018
 Cuyahoga County Hospital Improvement Revenue Bonds
    Mount Sinai Medical Center Series 1991
    (AMBAC Insured)                                           6.625          2021      600,000         662,736
 Cuyahoga County Hospital Improvement Revenue Bonds
    University Hospitals Health System
    Series 1992 (AMBAC Insured)                               6.50           2011      500,000         535,790
 Cuyahoga County Hospital Refunding Revenue Bonds
    Cleveland Clinic Foundation Series 1992                   5.50           2011    1,500,000       1,518,930
 Cuyahoga County Hospital Refunding Revenue Bonds
    Mount Sinai Medical Center Series 1987A                   8.125          2014      400,000         414,180
 Cuyahoga County Hospital Revenue Bonds
    Meridia Health Series 1991                                7.00           2023    1,000,000       1,070,590
 Cuyahoga County Limited Tax General Obligation Bonds         5.60           2013      500,000         517,675
 Cuyahoga Hospital Revenue Bonds Metrohealth System
    Series 1989 (MBIA Insured)                                6.00           2019    1,000,000       1,024,250
 Delaware County Sewer Improvement Limited Tax
    General Obligation Bonds                                  5.25           2015    1,000,000         973,490
 Dover Limited Tax Improvement General Obligation Bonds
    Municipal Sewer System                                    7.10           2009    1,000,000       1,065,230
 Elyria Limited Tax Improvement General Obligation
    Recreation Facility Bonds                                 7.10           2009      715,000         767,581
 Erie County Hospital Improvement Refunding Revenue Bonds
    Firelands Community Hospital Series 1992                  6.75           2015    2,000,000(f)    2,147,260
 Franklin County Convention Facilities Authority
    Tax & Lease Revenue Anticipation
    Pre-Refunded Bonds (MBIA Insured)                         7.00           2019    1,500,000       1,654,905
 Highland Heights Limited Tax Improvement
    General Obligation Street Bonds                           7.75           2008      400,000         425,344
 Hilliard County School District Unlimited Tax
    General Obligation Bonds Series A (FGIC Insured)          5.00           2020    1,000,000         935,810
 Lake County Water System Limited Tax Improvement
    General Obligation Pre-Refunded Bonds Series 1987-2       8.125          2010      700,000         726,117
 Lakota Local School District Butler County School
    Unlimited Tax Improvement Bonds                           7.00           2012      500,000         532,935
 Lakota Local School District Butler County School
    Unlimited Tax Improvement Pre-Refunded Bonds              7.90           2011      200,000         210,686
 Lakota Local School District Unlimited Tax Improvement
    General Obligation Bonds (AMBAC Insured)                  6.25           2014    2,000,000       2,138,800
 Lima Limited Tax Improvement General Obligation
    Sanitary Sewer System Pre-Refunded Bonds                  8.25           2012      200,000         207,590
 Lorain County Hospital Facilities Refunding Revenue Bonds
    Elyria United Methodist Series C                          6.875          2022    1,000,000       1,023,270
 Lorain County Hospital Facilities Refunding Revenue Bonds
    EMH Regional Medical Center
    Series 1995 (AMBAC Insured)                               5.375          2021    2,000,000       1,919,920
 Lucas County Hospital Refunding Revenue Bonds
    St. Vincent's Medical Center Series B (MBIA Insured)      5.25           2020    1,000,000         944,960
 Marietta Sewer System Improvement Bonds (BIG Insured)        7.50           2007      200,000         206,472
 Marion County Health Care Facilities Improvement
    Refunding Revenue Bonds United Church Homes
    Series 1993                                               6.375          2010    1,000,000       1,024,050
 Marysville Sewer System 1st Mortgage Revenue Bonds
    Series 1988 (BIG Insured) A.M.T.                          7.85           2008      400,000         419,204
 Marysville Water System Mortgage Revenue Bonds
    Series 1991 (MBIA Insured)                                7.05           2021    1,000,000       1,115,290
 Medina County Hospital Revenue Bonds Medina County
    Community Hospital Series 1987 (AMBAC Insured)            6.875          2016      100,000         103,255
 Montgomery County Health Facilities Revenue Bonds
    Friendship Village Dayton Series 1990A                    9.25           2016    1,000,000       1,054,410
 Montgomery County Hospital Facility
    Refunding Revenue & Improvement Bonds
    Ketter Medical Center
    Series 1996 (MBIA Insured)                                5.50           2026    1,000,000         970,410
 Montgomery County Water Revenue Bonds
    Greater Moraine - Beavercreek District (FGIC Insured)     6.25           2017    1,000,000       1,068,660
 North Olmsted County General Obligation Bonds
    (AMBAC Insured)                                           5.00           2016    1,500,000       1,426,575
 North Olmsted County General Obligation Bonds
    (AMBAC Insured)                                           5.00           2021      200,000         186,896
 Parma Hospital Improvement Revenue Bonds
    Parma Community General Hospital
    Series 1989B (MBIA Insured)                               7.125          2013      500,000         527,715
 Pickerington Local School District Unlimited Tax
    General Obligation Pre-Refunded Bonds (AMBAC Insured)     7.00           2013    1,000,000       1,103,270
 Rural Loraine County Water Authority Water Resource
    Improvement Pre-Refunded Revenue Bonds
    Series 1991 (AMBAC Insured)                               7.00           2011    1,000,000       1,108,470
 Southwest Local School District Hamilton & Butler Counties
    School Unlimited Tax Improvement Bonds
    (AMBAC Insured)                                           7.65           2010      500,000         555,170
 State Air Quality Development Authority
    Refunding Revenue Bonds JMG Funding Limited Partnership
    (AMBAC Insured) A.M.T.                                    6.375          2029      500,000         526,155
 State Air Quality Development Authority
    Refunding Revenue Bonds
    Series 1994 (AMBAC Insured) A.M.T.                        6.375          2029    2,000,000       2,104,620
 State Air Quality Development Authority Revenue Bonds
    Cleveland Electric Illuminating Series A                  7.00           2009      340,000         340,105
 State Air Quality Development Authority Revenue Bonds
    Columbus & Southern Series A (FGIC Insured)               6.375          2020    1,000,000       1,082,310
 State Building Authority Local Jail Grant Bonds
    Series 1989A (MBIA Insured)                               7.35           2009      500,000         548,725
 State Building Authority State Facility Pre-Refunded Bonds
    Columbus State Office Building Series 1985C               7.35           2005    1,000,000       1,095,860
 State Higher Educational Facility Pre-Refunded Revenue Bonds
    Oberlin College Series 1989                               7.375          2014      500,000         542,505
 State Housing Finance Agency Mortgage Revenue Bonds
    Aristocrat South Board & Care
    Series 1991A (FHA Insured) A.M.T.                         7.30           2031    1,500,000       1,568,895

 State Housing Finance Agency Single Family Mortgage
    Revenue Bonds Series 1990A (GNMA Insured) A.M.T.          7.80           2030      460,000         482,494
 State Housing Finance Agency Single Family Mortgage
    Revenue Bonds Series 1990C (GNMA Insured) A.M.T.          7.85           2021      760,000         807,804
 State Municipal Electric Generation Agency Joint Venture #5
    Revenue Bonds (AMBAC Insured)                             5.375          2024    2,000,000       1,914,000
 State Turnpike Revenue Bonds Series A                        5.75           2024    1,000,000       1,003,290
 State Turnpike Revenue Bonds Series A (MBIA Insured)         5.50           2026    1,000,000         985,750
 State Valley School District School Improvement Unlimited Tax
    General Obligation Bonds Counties of Adams & Highland
    Series 1995 (MBIA Insured)                                5.25           2021    2,000,000       1,920,200
 State Water & Air Quality Development Authority
    Cleveland Electric Illumination
    Pollution Control Refunding Revenue Bonds
    Series 1995                                               7.70           2025    1,000,000       1,093,670
 State Water Development Authority Bonds Toledo Edison
    Series 1994 A.M.T.                                        8.00           2023    1,000,000       1,090,790
 State Water Development Authority Pollution Control
    Revenue Bonds Phillip Morris                              7.25           2008      150,000         155,921
 State Water Development Authority Water Development
    Pre-Refunded Bonds Pure Water Series 1988I                7.00           2014      500,000         514,325
 State Water Development Authority Water Development
    Refunding Revenue Bonds Pure Water (AMBAC Insured)        5.50           2018      750,000         737,003
 State Water Development Solid Waste Disposal
    Northstar BHP Steel LLC-Cargill Series 1995
    Revenue Bonds A.M.T.                                      6.30           2020      500,000(f)      524,045
 Summit County Industrial Development Revenue Bonds
    Century Products                                          7.75           2005      100,000         102,775
 Summit County Limited Tax General Obligation Pre-Refunded Bonds
    Human Services Facility (AMBAC Insured)                   8.00           2007       95,000          98,520
 Sycamore Board of Education Community School District
    Hamilton County School Improvement Bonds                  6.50           2009      500,000         516,635
 University of Cincinnati Certificates of Participation
    Student Recreation Center (MBIA Insured)                  5.125          2024    1,000,000         940,920
 University of Cincinnati General Receipt
    Pre-Refunded Bonds Series I-1                             7.10           2010      750,000         804,675
 University of Toledo General Receipt
    Pre-Refunded Bonds Series 1990 (MBIA Insured)             7.125          2020      500,000         547,610
 Warren County Various Purpose Limited Tax
    General Obligation Bonds Series 1992                      6.10           2012      500,000         543,410
 Whitehall City School District Franklin County Unlimited Tax
    Improvement General Obligation
    Pre-Refunded Revenue Bonds                                7.25           2013      500,000         544,845

 Total municipal bonds
 (Cost: $63,106,778)                                                                               $67,591,185

 Short-term securities (2.3%)
Issuer (d, e)                                                   Effective           Amount             Value(a)
                                                                    yield       payable at
                                                                                  maturity

 Municipal notes
 State Air Quality Development Authority Revenue Bonds
    Cincinnati Gas & Electric
    Series 1985B V.R.
    12-01-15                                                      5.50%         $  500,000       $     500,000
 State Air Quality Development Authority Revenue Bonds
    Cincinnati Gas & Electric
    Series A V.R.
    09-01-30                                                      4.00           1,100,000           1,100,000

 Total short-term securities
 (Cost: $1,600,000)                                                                               $  1,600,000


 Total investments in securities
 (Cost: $64,706,778)(g)                                                                            $69,191,185


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                          (Unaudited)
Rating                        6-30-97                    6-30-96
----------------------------------------------------------------

AAA                              64%                        68%

AA                                9                         10

A                                 9                          9

BBB                              10                          7

BB and below                      8                          6

Non-rated                         --                          --

----------------------------------------------------------------
Total                           100%                       100%
----------------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC      --    American Municipal Bond Association Corporation
BIG        --    Bond Investors Guarantee
FGIC       --    Financial Guarantee Insurance Corporation
FHA        --    Federal Housing Authority
GNMA       --    Government National Mortgage Association
MBIA       --    Municipal Bond Investors Assurance

(d) The following abbreviations are used in portfolio descriptions:

A.M.T.    --    Alternative Minimum Tax-- As of June 30, 1997, the value of securities subject to alternative minimum tax represented 11.5% of net assets.
V.R.      --    Variable Rate

(e) The Fund is entitled to receive principal from issuer or corporate guarantor, if indicated in parenthesis, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1997.

(f) Partially or fully pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                      Notional amount
Purchase contracts
-----------------------------------------------------
Municipal Bonds Index Sept. 1997             $900,000
-----------------------------------------------------

Sale contracts
------------------------------------------------------
Municipal Bonds Index Sept. 1997             $500,000
------------------------------------------------------


(g) At June 30, 1997, the cost of securities for federal income tax purposes was $64,643,308 and the gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation .........................$4,568,086
Unrealized depreciation ............................(20,209)
-------------------------------------------------------------
Net unrealized appreciation..................... $4,547,877
-------------------------------------------------------------

 Federal income tax information

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS California Tax-Exempt Fund
      Fiscal year ended June 30, 1997

      Class A

 Exempt-interest dividends -- taxable status explained below.
 Payable date                                                      Per share
 July 26, 1996                                                      $0.02217
 Aug. 26, 1996                                                       0.02323
 Sept. 25, 1996                                                      0.02306
 Oct. 28, 1996                                                       0.02491
 Nov. 26, 1996                                                       0.02259
 Dec. 26, 1996                                                       0.02287
 Jan. 29, 1997                                                       0.02605
 Feb. 26, 1997                                                       0.02413
 March 26, 1997                                                      0.02190
 April 28, 1997                                                      0.02644
 May 28, 1997                                                        0.02447
 June 26, 1997                                                       0.02464
 Total                                                              $0.28646

 Taxable dividend -- income distribution taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00007

 Taxable dividend -- short-term capital gain taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00275

 Taxable dividend -- taxable as long-term capital gain.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00886

Total distributions                                                 $0.29814

Class B

 Exempt-interest dividends -- taxable status explained below.

 Payable date                                                      Per share
 July 26, 1996                                                      $0.01902
 Aug. 26, 1996                                                       0.01990
 Sept. 25, 1996                                                      0.01986
 Oct. 28, 1996                                                       0.02137
 Nov. 26, 1996                                                       0.01948
 Dec. 26, 1996                                                       0.01966
 Jan. 29, 1997                                                       0.02238
 Feb. 26, 1997                                                       0.02109
 March 26, 1997                                                      0.01893
 April 28, 1997                                                      0.02292
 May 28, 1997                                                        0.02123
 June 26, 1997                                                       0.02154
 Total                                                              $0.24738

 Taxable dividend -- income distribution taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00007

 Taxable dividend -- short-term capital gain taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00275

 Taxable dividend -- taxable as long-term capital gain.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00886
 Total distributions                                                $0.25906

      Source of distributions
      100% of exempt-interest distributions during the fiscal year ended June 30, 1997 was derived from interest on California municipal securities.

      Federal taxation
      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation
      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS Massachusetts Tax-Exempt Fund
      Fiscal year ended June 30, 1997

      Class A
 Exempt-interest dividends -- taxable status explained below.
 Payable date                                              Per share
 July 26, 1996                                              $0.02137
 Aug. 26, 1996                                               0.02179
 Sept. 25, 1996                                              0.02474
 Oct. 28, 1996                                               0.02615
 Nov. 26, 1996                                               0.02332
 Dec. 26, 1996                                               0.02333
 Jan. 29, 1997                                               0.02653
 Feb. 26, 1997                                               0.02426
 March 26, 1997                                              0.02194
 April 28, 1997                                              0.02624
 May 28, 1997                                                0.02325
 June 26, 1997                                               0.02283

 Total distributions                                        $0.28575

Class B

 Exempt-interest dividends -- taxable status explained below.
 Payable date                                              Per share
 July 26, 1996                                              $0.01810
 Aug. 26, 1996                                               0.01836
 Sept. 25, 1996                                              0.02144
 Oct. 28, 1996                                               0.02248
 Nov. 26, 1996                                               0.02008
 Dec. 26, 1996                                               0.01999
 Jan. 29, 1997                                               0.02277
 Feb. 26, 1997                                               0.02113
 March 26, 1997                                              0.01884
 April 28, 1997                                              0.02262
 May 28, 1997                                                0.01992
 June 26, 1997                                               0.01957

 Total distributions                                        $0.24530

      Source of distributions
      100% of exempt-interest distributions during the fiscal year ended June 30, 1997 was derived from interest on Massachusetts municipal securities.

      Federal taxation
      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation
      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to ou on a tax statement sent next January.

      IDS Michigan Tax-Exempt Fund
      Fiscal year ended June 30, 1997

      Class A

 Exempt-interest dividends -- taxable status explained below.
 Payable date                                                      Per share
 July 26, 1996                                                      $0.02145
 Aug. 26, 1996                                                       0.02349
 Sept. 25, 1996                                                      0.02477
 Oct. 28, 1996                                                       0.02670
 Nov. 26, 1996                                                       0.02419
 Dec. 26, 1996                                                       0.02412
 Jan. 29, 1997                                                       0.02674
 Feb. 26, 1997                                                       0.02326
 March 26, 1997                                                      0.02251
 April 28, 1997                                                      0.02644
 May 28, 1997                                                        0.02341
 June 26, 1997                                                       0.02369

 Total                                                              $0.29077

 Taxable dividend -- income distribution taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00075

 Taxable dividend -- short-term capital gain taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00082

 Taxable dividend -- taxable as long-term capital gain.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00051
 Total distributions                                                $0.29285

Class B

 Exempt-interest dividends -- taxable status explained below.

 Payable date                                                      Per share
 July 26, 1996                                                      $0.01822
 Aug. 26, 1996                                                       0.02003
 Sept. 25, 1996                                                      0.02143
 Oct. 28, 1996                                                       0.02305
 Nov. 26, 1996                                                       0.02090
 Dec. 26, 1996                                                       0.02076
 Jan. 29, 1997                                                       0.02297
 Feb. 26, 1997                                                       0.02010
 March 26, 1997                                                      0.01937
 April 28, 1997                                                      0.02282
 May 28, 1997                                                        0.02006
 June 26, 1997                                                       0.02043

 Total                                                              $0.25014

 Taxable dividend -- income distribution taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00075

      Taxable dividend -- short-term capital gain taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00082

 Taxable dividend -- taxable as long-term capital gain.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00051
 Total distributions                                                $0.25222

      Source of distributions
      100% of exempt-interest distributions during the fiscal year ended June 30, 1997 was derived from interest on Michigan municipal securities.

      Federal taxation
      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation
      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS Minnesota Tax-Exempt Fund
      Fiscal year ended June 30, 1997

Class A

 Exempt-interest dividends -- taxable status explained below.
 Payable date                                                      Per share
 July 26, 1996                                                      $0.02415
 Aug. 26, 1996                                                       0.02514
 Sept. 25, 1996                                                      0.02730
 Oct. 28, 1996                                                       0.02723
 Nov. 26, 1996                                                       0.02431
 Dec. 26, 1996                                                       0.02497
 Jan. 29, 1997                                                       0.02809
 Feb. 26, 1997                                                       0.02594
 March 26, 1997                                                      0.02349
 April 28, 1997                                                      0.02802
 May 28, 1997                                                        0.02462
 June 26, 1997                                                       0.02221

 Total                                                              $0.30547

 Taxable dividend -- income distribution taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00011
 Total distributions                                                $0.30558

Class B

 Exempt-interest dividends -- taxable status explained below.

 Payable date                                                      Per share
 July 26, 1996                                                      $0.02094
 Aug. 26, 1996                                                       0.02179
 Sept. 25, 1996                                                      0.02407
 Oct. 28, 1996                                                       0.02365
 Nov. 26, 1996                                                       0.02116
 Dec. 26, 1996                                                       0.02169
 Jan. 29, 1997                                                       0.02438
 Feb. 26, 1997                                                       0.02287
 March 26, 1997                                                      0.02044
 April 28, 1997                                                      0.02447
 May 28, 1997                                                        0.02137
 June 26, 1997                                                       0.01903

 Total                                                              $0.26586

 Taxable dividend -- income distribution taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00011
 Total distributions                                                $0.26597

      Source of distributions
      100% of exempt-interest distributions during the fiscal year ended June 30, 1997 was derived from interest on Minnesota municipal securities.

      Federal taxation
      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation
      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS New York Tax-Exempt Fund
      Fiscal year ended June 30, 1997

 Class A
  Exempt-interest dividends -- taxable status explained below.
  Payable date                                                      Per share
  July 26, 1996                                                      $0.02245
  Aug. 26, 1996                                                       0.02369
  Sept. 25, 1996                                                      0.02365
  Oct. 28, 1996                                                       0.02541
  Nov. 26, 1996                                                       0.02291
  Dec. 26, 1996                                                       0.02302
  Jan. 29, 1997                                                       0.02592
  Feb. 26, 1997                                                       0.02280
  March 26, 1997                                                      0.02235
  April 28, 1997                                                      0.02606
  May 28, 1997                                                        0.02289
  June 26, 1997                                                       0.02273

  Total                                                              $0.28388

  Taxable dividend -- income distribution taxable as dividend income.
  Payable date                                                      Per share
  Dec. 26, 1996                                                      $0.00005
  Total distributions                                                $0.28393

 Class B

  Exempt-interest dividends -- taxable status explained below.
  Payable date                                                      Per share
  July 26, 1996                                                      $0.01933
  Aug. 26, 1996                                                       0.02043
  Sept. 25, 1996                                                      0.02051
  Oct. 28, 1996                                                       0.02192
  Nov. 26, 1996                                                       0.01984
  Dec. 26, 1996                                                       0.01983
  Jan. 29, 1997                                                       0.02232
  Feb. 26, 1997                                                       0.01982
  March 26, 1997                                                      0.01941
  April 28, 1997                                                      0.02272
  May 28, 1997                                                        0.01972
  June 26, 1997                                                       0.01964

  Total                                                              $0.24549

  Taxable dividend -- income distribution taxable as dividend income.
  Payable date                                                      Per share
  Dec. 26, 1996                                                      $0.00005
  Total distributions                                                $0.24554

      Source of distributions
      100% of exempt-interest distributions during the fiscal year ended June 30, 1997 was derived from interest on New York municipal securities.

      Federal taxation
      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation
      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January.Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS Ohio Tax-Exempt Fund
      Fiscal year ended June 30, 1997

Class A
 Exempt-interest dividends -- taxable status explained below.
 Payable date                                                      Per share
 July 26, 1996                                                      $0.02319
 Aug. 26, 1996                                                       0.02406
 Sept. 25, 1996                                                      0.02415
 Oct. 28, 1996                                                       0.02592
 Nov. 26, 1996                                                       0.02327
 Dec. 26, 1996                                                       0.02393
 Jan. 29, 1997                                                       0.02675
 Feb. 26, 1997                                                       0.02458
 March 26, 1997                                                      0.02235
 April 28, 1997                                                      0.02496
 May 28, 1997                                                        0.02353
 June 26, 1997                                                       0.02361
 Total                                                              $0.29030

 Taxable dividend -- income distribution taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00031

 Taxable dividend -- taxable as long-term capital gain.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00025
Total distributions                                                 $0.29086


Class B

 Exempt-interest dividends -- taxable status explained below.
 Payable date                                                      Per share
 July 26, 1996                                                      $0.01994
 Aug. 26, 1996                                                       0.02063
 Sept. 25, 1996                                                      0.02084
 Oct. 28, 1996                                                       0.02226
 Nov. 26, 1996                                                       0.02010
 Dec. 26, 1996                                                       0.02059
 Jan. 29, 1997                                                       0.02297
 Feb. 26, 1997                                                       0.02147
 March 26, 1997                                                      0.01925
 April 28, 1997                                                      0.02134
 May 28, 1997                                                        0.02022
 June 26, 1997                                                       0.02040
 Total                                                              $0.25001

 Taxable dividend -- income distribution taxable as dividend income.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00031

 Taxable dividend -- taxable as long-term capital gain.
 Payable date                                                      Per share
 Dec. 26, 1996                                                      $0.00025
 Total distributions                                                $0.25057

      Source of distributions
      100% of exempt-interest distributions during the fiscal year ended June 30, 1997 was derived from interest on Ohio municipal securities.

      Federal taxation
      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation
      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

IDS State Tax-Exempt Funds
IDS Tower 10
Minneapolis, MN 55440-0010

 Independent auditors' report


      The board and shareholders
      IDS Special Tax-Exempt Series Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Insured Tax-Exempt Fund (a fund within IDS Special Tax-Exempt Series Trust) as of June 30, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the eight-year period ended June 30, 1997, the six months ended June 30, 1989 and each of the years in the two-year period ended December 31, 1988. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Insured Tax-Exempt Fund at June 30, 1997, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

      KPMG Peat Marwick LLP
      Minneapolis, Minnesota
      August 1, 1997


 Financial statements


      Statement of assets and liabilities
      IDS Insured Tax-Exempt Fund
      June 30, 1997

                                  Assets
 Investments in securities, at value (Note 1)
      (identified cost $454,600,456)                                                              $490,904,655
 Accrued interest receivable                                                                         8,662,530
 Receivable for investment securities sold                                                              62,500
                                                                                                        ------
 Total assets                                                                                      499,629,685
                                                                                                   -----------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                     175,587
 Dividends payable to shareholders                                                                     347,694
 Payable for investment securities purchased                                                         5,332,884
 Accrued investment management services fee                                                             18,269
 Accrued distribution fee                                                                                1,931
 Accrued service fee                                                                                     7,221
 Accrued transfer agency fee                                                                             1,819
 Accrued administrative services fee                                                                     1,624
 Other accrued expenses                                                                                 47,640
                                                                                                        ------
 Total liabilities                                                                                   5,934,669
                                                                                                     ---------
 Net assets applicable to outstanding shares                                                      $493,695,016
                                                                                                  ============

                                  Represented by

 Shares of beneficial interest-- $.01 par value, unlimited number of shares  authorized            $    896,194
 Additional paid-in capital                                                                        469,997,454
 Undistributed net investment income                                                                   438,514
 Accumulated net realized gain (loss) (Notes 1 and 6)                                              (14,063,415)
 Unrealized appreciation (depreciation) of investments (Note 5)                                     36,426,269
                                                             -                                      ----------
 Total-- representing net assets applicable to outstanding shares                                 $493,695,016
                                                                                                  ============
 Net assets appicable to outstanding shares:              Class A                                 $462,300,946
                                                          Class B                                 $ 31,392,921
                                                          Class Y                                 $      1,149
 Net asset value per share of outstanding shares:         Class A shares      83,920,040          $       5.51
                                                          Class B shares       5,699,121          $       5.51
                                                          Class Y shares             208          $       5.52

See accompanying notes to financial statements.



      Statement of operations
      IDS Insured Tax-Exempt Fund
      Year ended June 30, 1997



                                  Investment income

 Income:
 Interest                                                                                          $31,085,631
                                                                                                   -----------
 Expenses (Note 2):
 Investment management services fee                                                                  2,269,770
 Distribution fee-- Class B                                                                            195,038
 Transfer agency fee                                                                                   234,793
 Incremental transfer agency fee--- Class B                                                                997
 Service fee
      Class A                                                                                          824,693
      Class B                                                                                           45,223
 Administrative services fees and expenses                                                             201,757
 Compensation of board members                                                                           9,932
 Compensation of officers                                                                                2,083
 Custodian fees                                                                                         39,370
 Postage                                                                                                39,915
 Registration fees                                                                                      32,120
 Reports to sharehoders                                                                                 39,286
 Audit fees                                                                                             18,000
 Other                                                                                                   4,887
                                                                                                         -----
 Total expenses                                                                                      3,957,864
      Earnings credits on cash balances (Note 2)                                                       (55,275)
                                              -                                                        -------
 Total net expenses                                                                                  3,902,589
                                                                                                     ---------
 Investment income -- net                                                                            27,183,042
                                                                                                     ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                 1,809,931
      Financial futures contracts                                                                   (2,986,838)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                            (1,176,907)
 Net change in unrealized appreciation (depreciation) of investments                                 8,442,998
                                                                                                     ---------
 Net gain (loss) on investments                                                                      7,266,091
                                                                                                     ---------
 Net increase (decrease) in net assets resulting from operations                                   $34,449,133
                                                                                                   ===========

See accompanying notes to financial statements.

                      (This annual report is not part of the prospectus.)


      Statements of changes in net assets
      IDS Insured Tax-Exempt Fund
      Year ended June 30,

 Investment income-- net                                                   $  27,183,042         $  26,786,000
 Net realized gain (loss) on investments                                      (1,176,907)            1,470,391
 Net change in unrealized appreciation (depreciation) of investments           8,442,998             2,965,393
                                                                               ---------             ---------
 Net increase (decrease) in net assets resulting from operations              34,449,133            31,221,784
                                                                              ----------            ----------
 Distributions to shareholders from:
      Net investment income
           Class A                                                           (25,736,641)          (26,156,789)
           Class B                                                            (1,211,996)             (632,447)
           Class Y                                                                   (63)                  (56)
      Net realized gain
           Class A                                                                    --            (1,659,685)
           Class B                                                                    --               (48,604)
           Class Y                                                                    --                    (3)
                                                                              ----------            ----------
 Total distributions                                                         (26,948,700)          (28,497,584)
                                                                              ----------            ----------

                                  Share transactions (Note 4)

 Proceeds from sales
      Class A shares (Note 2)                                                 34,091,690            42,283,689
      Class B shares                                                          13,289,699            16,779,713
 Reinvestment of distributions at net asset value
      Class A shares                                                          17,755,994            19,769,773
      Class B shares                                                             932,161               541,841
      Class Y shares                                                                  63                    59
 Payments for redemptions
      Class A shares                                                         (87,518,045)          (78,673,946)
      Class B shares (Note 2)                                                 (3,979,528)           (2,641,423)
                                                                              ----------            ----------
 Increase (decrease) in net assets from share transactions                   (25,427,966)           (1,940,294)
                                                                             -----------            ----------
 Total increase (decrease) in net assets                                     (17,927,533)              783,906
 Net assets at beginning of year                                             511,622,549           510,838,643
                                                                             -----------           -----------
 Net assets at end of year                                                  $493,695,016          $511,622,549
                                                                            ============          ============
 Undistributed net investment income                                        $    438,514          $    160,320
                                                                            ------------          ------------

See accompanying notes to financial statements.

 Notes to financial statements


      IDS Insured Tax-Exempt Fund

  1

Summary of
significant
accounting policies

      IDS Special Tax-Exempt Series Trust was organized as a Massachusetts business trust April 7, 1986. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including IDS Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

      The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Securities purchased on a when-issued basis

      Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's gross assets the same as owned securities. The Fund designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of June 30, 1997, the Fund had entered into outstanding when-issued or forward commitments of $5,332,884.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to share-holders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $43,852, and accumulated net realized loss has been increased by $43,852.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

      At June 30, 1997, American Express Financial Corporation (AEFC) owned 208 Class Y shares.

    2

Expenses and
sales charges

      Effective March 20, 1995, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

      Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:
    o Class A $15.50
    o Class B $16.50
    o Class Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $968,182 for Class A and $34,205 for Class B for the year ended June 30, 1997.

      During the year ended June 30, 1997, the Fund's custodian and transfer agency fees were reduced by $55,275 as a result of earnings credits from overnight cash balances.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $161,096,624 and $183,012,598, respectively, for the year ended June 30, 1997. Realized gains and losses are determined on an identified cost basis.

  4

Share
transactions

      Transactions in shares of the Fund for the years indicated are as follows:


                                           Year ended June 30, 1997
                              Class A            Class B               Class Y
--------------------------------------------------------------------------------

  Sold                      6,218,449           2,423,964                   --

  Issued for reinvested     3,241,482             170,206                   11
    distributions

  Redeemed                (15,964,818)           (726,159)                  --

--------------------------------------------------------------------------------
  Net increase (decrease)  (6,504,887)          1,868,011                   11
--------------------------------------------------------------------------------


                                           Year ended June 30, 1996
                              Class A            Class B               Class Y
--------------------------------------------------------------------------------

  Sold                      7,677,356           3,048,552                   --

  Issued for reinvested     3,585,244              98,195                   11
    distributions

  Redeemed                (14,339,111)           (476,102)                  --

--------------------------------------------------------------------------------
  Net increase (decrease)  (3,076,511)          2,670,645                   11
--------------------------------------------------------------------------------

  5

Interest rate
futures contracts

      At June 30, 1997, investments in securities included securities valued at $6,436,747 that were pledged as collateral to cover initial margin deposits on 200 open sales contracts. The market value of the open contracts at June 30, 1997 was $23,300,000 with a net unrealized gain (see Summary of significant accounting policies) of $122,070.

  6

Capital loss
carryover

      For federal income tax purposes, the Fund had a capital loss carryover of $824,794 at June 30, 1997, that will expire in 2005 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.

  7

Financial
highlights

      "Financial highlights" showing per share data and selected information is presented on pages 7 and 8 of the prospectus.

 Investments in securities


      IDS Insured Tax-Exempt Fund
      June 30, 1997
                                                                                   (Percentages represent
                                                                                     value of investments
                                                                                   compared to net assets)

Municipal bonds (99.4%)
Name of issuer and                                            Coupon     Maturity        Principal        Value(a)
title of issue (b,c,d)                                          rate         year           amount



 Alabama (0.7%)
 Mobile General Obligation Capital Improvement Warrants
    Convention Center Pre-Refunded Bonds Series 1990
    (AMBAC Insured)                                            7.125%        2020       $3,000,000      $3,298,620

 Alaska (1.6%)
 North Slope Borough Capital Appreciation
    Unlimited General Obligation Bonds
    Series 1995A Zero Coupon (MBIA Insured)                     5.61          2006        5,300,000(e)    3,350,766
 North Slope Borough General Obligation Bonds
    Series 1996B Zero Coupon (MBIA Insured)                     5.72          2007        8,000,000(e)    4,760,000
 Total                                                                                                    8,110,766

 Arizona (1.8%)
 Chandler Water & Sewer Refunding Revenue Bonds
    Series 1991 (FGIC Insured)                                  7.00          2012        1,250,000       1,356,562
 Health Facilities Authority Hospital System
    Refunding Revenue Bonds Phoenix Baptist Hospital
    Series 1992 (MBIA Insured)                                  6.25          2011        1,650,000       1,764,312
 Phoenix Civic Improvement Wastewater System Lease
    Refunding Revenue Bonds (Secondary MBIA Insured)            4.75          2023        4,500,000       3,996,270
 State University Research Park Development
    Refunding Bonds Series 1995 (MBIA Insured)                  5.00          2021        1,975,000       1,849,252
 Total                                                                                                8,966,396

 Arkansas (0.3%)
 Jonesboro Residential Housing & Health Care Facility Board
    St. Bernards Regional Medical Center
    Hospital Refunding Revenue & Construction Bonds
    Series 1996B (AMBAC Insured)                                5.90          2016        1,200,000       1,237,224

 California (12.4%)
 Contra Costa Water District Revenue Bonds
    Series 1994G (MBIA Insured)                                 5.50          2019        4,675,000       4,580,565
 Desert Sands Unified School District Convertible Capital
    Appreciation Certificates Series 1995 Zero Coupon
    (FSA Insured)                                               6.45          2020        3,000,000(f)    2,519,010
 Eastern Municipal Water District Riverside County
    Water & Sewer Pre-Refunded Revenue
    Certificates of Participation Series 1991 (FGIC Insured)    6.50          2020        5,460,000       6,000,103
 Fontana Unified School District San Bernardino County
    General Obligation Convertible Capital Appreciation Bonds
    Series 1990C Zero Coupon (FGIC Insured)                     6.15          2020        6,000,000(f)    6,314,100
 Fresno Health Facility Revenue Bonds Holy Cross-St. Agnes
    (Secondary MBIA Insured)                                    6.625         2021        2,000,000       2,161,440
 Long Beach Harbor Revenue Bonds
    (MBIA Insured) A.M.T.                                       5.25          2025        3,000,000       2,796,570
 Los Angeles Department of Airports Revenue Bonds
    Los Angeles International Airport Series D
    (FGIC Insured) A.M.T.                                       5.50          2015        2,000,000       1,990,860
 Los Angeles Department of Water & Power Waterworks
    Refunding Revenue Bonds Second Issue
    (Secondary FGIC Insured)                                    4.50          2023        2,000,000       1,672,440
 Northern California Transmission Select Auction
    Variable Rate Security & Residual Interest Revenue Bonds
    Inverse Floater (MBIA Insured)                              5.50          2024        2,500,000(g)    2,411,525
 Oceanside Certificate of Participation Refunding Bonds
    Oceanside Civic Center (MBIA Insured)                       5.25          2019        1,730,000       1,634,885
 Placer County Certificate of Participation
    Series 1997 (MBIA Insured)                                  5.25          2017        1,670,000       1,604,152
 Rural Home Mortgage Financing Authority
    Single Family Mortage Revenue Bonds
    Series 1997A-3 (GNMA Insured) A.M.T.                        6.25          2029        1,500,000       1,632,855
 San Diego County Certificate of Participation
    Regional Authority Bonds Mt. Tower
    Inverse Floater Series 1991 (MBIA Insured)                  6.36          2019        9,000,000(g)    9,443,700
 San Jose Redevelopment Agency Merged Area
    Redevelopment Tax Allocation Bonds Series 1993
    (MBIA Insured)                                              4.75          2024        2,400,000       2,090,136
 San Jose Redevelopment Agency Tax Allocation Bonds
    Series 1997 (MBIA Insured)                                  5.50          2017        1,000,000         993,940
 San Mateo County Joint Power Financing Authority
    Lease Revenue Bonds San Mateo County Health Center
    Series 1994A (FSA Insured)                                  5.75          2022        1,500,000       1,509,405
 State Public Works Board Lease Revenue Bonds
    Department of Correction Substance Abuse Treatment
    Facility & State Prison at Corcoran Series 1996A
    (AMBAC Insured)                                             5.25          2021        2,000,000       1,914,160
 State Public Works Board Lease Revenue Bonds
    University of California Series A (AMBAC Insured)           6.40          2016        2,000,000       2,232,800
 State Unlimited Tax General Obligation Bonds
    (Secondary FGIC Insured)                                    4.75          2023        2,500,000       2,181,925
 Statewide Community Development Authority
    Certificate of Participation
    Sutter Health Obligated Group (MBIA Insured)                5.50          2022        5,750,000       5,604,467
 Total                                                                                                   61,289,038

 Colorado (1.7%)
 Denver City & County Airport Revenue Bonds Series B
    (MBIA Insured) A.M.T.                                       5.75          2017        4,290,000(h)    4,299,653
 Douglas County School District General Obligation
    Improvement Bonds Series 1994A (MBIA Insured)               6.50          2016        1,500,000       1,642,125
 Larimer County School District R-1 Certificate of Participation
    Series 1997 (MBIA Insured)                                  5.65          2016        1,000,000(h)    1,010,990
 Larimer Weld & Boulder Counties School District R-2J
    Thompson Unlimited General Obligation Capital
    Appreciation Bonds Series 1997 Zero Coupon (FGIC Insured)   5.45          2011        2,000,000(e)      911,440
 Larimer Weld & Boulder Counties School District R-2J
    Thompson Unlimited General Obligation Capital
    Appreciation Bonds Series 1997 Zero Coupon (FGIC Insured)   5.50          2012        1,400,000(e)      599,732
 Total                                                                                                    8,463,940


 Delaware (0.2%)
 Health Facilities Authority Refunding Revenue Bonds
    Medical Center of Delaware Series 1989 (MBIA Insured)       7.00          2015        1,000,000       1,067,650

 District of Columbia (2.8%)
 Howard University Revenue Bonds Series A (MBIA Insured)        8.00          2017        1,500,000       1,545,765
 Metropolitan Washington Airports Authority Airport System
    Revenue Bonds Series 1992A (MBIA Insured) A.M.T.            6.625         2019        9,420,000      10,168,513
 Unlimited Tax General Obligation Refunding Bonds
    Series B-2 (FSA Insured)                                    5.50          2010        2,000,000       2,010,940
 Total                                                                                                   13,725,218

 Florida (2.2%)
 Alachua County Public Improvement Refunding Revenue Bonds
    (FSA Insured)                                               5.125         2021        2,000,000       1,897,900
 Department of Transportation Turnpike Revenue Bonds
    Series 1991A (AMBAC Insured)                                6.25          2020        1,250,000       1,313,900
 Fort Myers Utility System Refunding Revenue Bonds
    Series 1989A (BIG Insured)                                  6.00          2019        2,000,000       2,042,780
 Gulf Breeze Local Government Loan Program Boca Raton
    Series 1985E (FGIC Insured)                                 7.75          2015        2,000,000       2,186,140
 Osceola County Transportation Pre-Refunded Revenue Bonds
    Series 1988A (FGIC Insured)                                 7.70          2013        1,215,000       1,273,527
 Palm Beach County Solid Waste Authority Revenue Bonds
    Series 1984 (BIG Insured)                                   8.375         2010          500,000         515,420
 State Correctional Privatization Commission
    Certificate of Participation 350 Bed Youthful Columbia
    Series A (AMBAC Insured)                                    5.00          2017        1,900,000       1,787,463
 Total                                                                                                   11,017,130

 Georgia (3.0%)
 Atlanta Metropolitan Rapid Transit Authority Sales Tax
    Pre-Refunded Revenue Bonds Series L (AMBAC Insured)         7.20          2020        3,000,000       3,229,980
 Chatham County Hospital Authority Revenue Bonds
    Memorial Medical Center Series 1990A (MBIA Insured)         7.00          2021        4,500,000       4,956,345
 Fulton County Water & Sewer Revenue Bonds
    (FGIC Insured)                                              6.375         2014        3,250,000       3,642,633
 Municipal Electrical Authority Special Obligation
    Refunding Bonds 2nd Crossover Series (AMBAC Insured)        7.80          2020          500,000         518,705
 Richmond County Water & Sewer Refunding Revenue
    Improvement Bonds Series 1996A (FGIC Insured)               5.25          2028        2,500,000       2,385,500
 Total                                                                                                   14,733,163

 Hawaii (0.2%)
 Harbor System Revenue Bonds
    Series 1997 (MBIA Insured) A.M.T.                           5.50          2027        1,000,000         960,320

 Illinois (2.8%)
 Chicago O'Hare International Airport General
    Revenue Bonds Series 1990A (AMBAC Insured) A.M.T.           7.50          2016        2,000,000       2,154,560
 Chicago O'Hare International Airport Terminal
    Revenue Bonds (MBIA Insured) A.M.T.                         7.625         2010        3,000,000       3,240,570
 Chicago Public Building Commission
    Pre-Refunded Revenue Bonds (MBIA Insured) A.M.T.            7.70          2008        1,000,000       1,039,060
 Chicago Public Building Commission
    Pre-Refunded Revenue Bonds Series 1989A (FGIC Insured)      7.75          2006        1,000,000       1,071,490
 Chicago Public Building Commission
    Pre-Refunded Revenue Bonds Series 1990A (MBIA Insured)      7.125         2015        5,000,000       5,445,900
 St. Clair County Public Community Building
    Capital Appreciation Revenue Bonds
    Series 1997B Zero Coupon (FGIC Insured)                     5.95          2014        2,000,000(e)      751,360
 Total                                                                                                   13,702,940

 Indiana (2.2%)
 Educational Facilities Authority Pre-Refunded Bonds
    Valpraiso University (BIG Insured)                          7.80          2008          500,000         532,960
 Marion County Hospital Authority Refunding Revenue Bonds
    Methodist Hospital Series 1989 (MBIA Insured)               6.50          2013        4,000,000       4,308,320
 State Health Facility Finance Authority Hospital
    Refunding Revenue Bonds Columbus Regional Hospital
    Series 1993 (CGIC Insured)                                  7.00          2015        5,000,000       5,872,200
 Total                                                                                                   10,713,480

 Kentucky (0.1%)
 Louisville & Jefferson County Airport Authority System
    Revenue Bonds (MBIA Insured) A.M.T.                         8.50          2017          300,000         306,036

 Louisiana (3.1%)
 Energy & Power Authority Power Refunding Revenue Bonds
    Rodemacher Unit #2 Series 1991 (FGIC Insured)               6.75          2008        7,000,000(h)    7,586,950
 Jefferson Parish School Board Sales & Use Tax
    Revenue Bonds (AMBAC Insured)                               5.00          2014        3,035,000       2,893,357
 New Orleans Audubon Park Commission Aquarium
    Pre-Refunded Bonds Series 1988 (MBIA Insured)               7.90          2008          500,000         514,990
 New Orleans International Airport Pre-Refunded
    Revenue Bonds Series A (FGIC Insured) A.M.T.                8.875         2017          565,000         578,639
 Orleans Parish Parishwide School District
    Unlimited Tax General Obligation Bonds
    Series 1997 (AMBAC Insured)                                 5.375         2021        2,500,000       2,409,750
 Orleans Parish School Board
    Unlimited Tax General Obligation Bonds
    Series 1995 (FGIC Insured)                                  5.375         2018        1,250,000       1,227,425
 Total                                                                                                   15,211,111

 Maine (0.4%)
 State Turnpike Authority Turnpike Revenue Bonds (MBIA Insured) 6.00          2018        1,790,000       1,845,186

 Massachusetts (4.8%)
 Boston Water & Sewer Commission Revenue Bonds
    General Subordinate Series A (BIG Insured)                  6.00          2008        2,500,000       2,531,400
 Health & Educational Authority Revenue Bonds
    Valley Regional Health System Series C
    (Connie Lee Insured)                                        5.75          2018        1,500,000       1,496,370
 Health & Educational Facilities Authority
    Pre-Refunded Revenue Bonds
    Lahey Clinic Medical Center (MBIA Insured)                  7.625         2018        2,200,000       2,322,936
 Health & Educational Facilities Authority
    Pre-Refunded Revenue Bonds Northeastern University
    Series 1989C (AMBAC Insured)                                7.10          2006        1,000,000       1,075,120
 Health & Educational Facilities Authority
    Revenue Bonds Cape Cod Health System
    Series A (Connie Lee Insured)                               5.25          2021        4,000,000       3,759,160
 Industrial Finance Agency Revenue Bonds
    Brandeis University (MBIA Insured)                          6.80          2019        1,700,000       1,817,266
 Municipal Wholesale Electric Power Supply System
    Refunding Revenue Bonds Series B (MBIA Insured)             4.75          2011        5,250,000       4,898,145
 State Bay Transportation Authority Series B
    (AMBAC Insured)                                             5.375         2025        4,000,000       3,847,720
 State Water Resource Authority Revenue Bonds
    Series A (MBIA Insured)                                     5.50          2022        2,000,000       1,939,160
 Total                                                                                                   23,687,277

 Michigan (3.5%)
 Almont Community Schools
    Unlimited Tax General Obligation Bonds
    Series 1996 (FGIC Insured)                                  5.375         2022        1,900,000       1,842,867
 Genesee County Sewer Disposal System No 3
    Limited Tax General Obligation Bonds
    Series A (AMBAC Insured)                                    5.50          2016        1,400,000       1,397,760
 Hillman Community Schools General Obligation Bonds
    Series 1997 (FGIC Insured)                                  5.25       2019-23        2,820,000       2,689,464
 Iron Mountain School Unlimited Tax
    General Obligation Refunding Bonds (AMBAC Insured)          5.125         2021        1,500,000       1,410,510
 Kalamazoo Hospital Finance Authority
    Refunding & Improvement Bonds
    Bronson Methodist Hospital (Secondary MBIA Insured)         6.25          2012        3,000,000       3,183,300
 Lincoln Park School District County of Wayne
    School Building & Site General Obligation Bonds
    Series 1996 (FGIC Insured)                                  5.90          2026        1,500,000       1,532,385
 Monroe County Pollution Control Refunding Bonds
    Detroit Edison Series I-B (MBIA Insured) A.M.T.             6.55          2024        5,000,000       5,383,500
 Total                                                                                                   17,439,786

 Minnesota (2.1%)
 Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Zero Coupon (MBIA Insured)                                  6.12          2021        6,000,000(e)    1,572,300
 Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Series A (Secondary FGIC Insured)                           4.75          2016        4,250,000       3,832,523
 Western Municipal Power Agency Transmission
    Pre-Refunded Revenue Bonds Series 1991 (AMBAC Insured)      6.75          2016        4,500,000       4,846,995
 Total                                                                                                   10,251,818

 Mississippi (0.2%)
 Alcorn County Hospital Refunding Revenue Bonds
    Magnolia Regional Hospital Center (AMBAC Insured)           5.75          2013        1,000,000       1,024,810

 Montana (1.9%)
 Forsyth Rosebud County Pollution Refunding Revenue Bonds
    Puget Sound Power & Light (AMBAC Insured) A.M.T.            7.25          2021        4,000,000       4,372,280
 State Board of Investments Payroll Tax Bonds
    Worker's Compensation Program Series 1991 (MBIA Insured)    6.875         2020        4,750,000       5,252,930
 Total                                                                                                    9,625,210

 Nevada (1.0%)
 Clark County Passenger Facility Charge Revenue Bonds
    Las Vegas McCarren Airport Series B
    (Secondary AMBAC Insured) A.M.T.                            5.50          2025        5,000,000       4,760,350

 New Hampshire (1.1%)
 Industrial Development Authority Pollution Control
    Revenue Bonds Light & Power
    Series 1989 (AMBAC Insured) A.M.T.                          7.375         2019        5,000,000(h)    5,386,850

 New Mexico (0.2%)
 Santa Fe Water Revenue Bonds (AMBAC Insured)                   6.30          2024        1,000,000       1,096,630

 New York (8.1%)
 Dormitory Authority City University System
    Consolidated 3rd Resolution Revenue Bonds
    Series 1994-2 (MBIA Insured)                                6.25          2019        2,500,000       2,638,925
 Metropolitan Transportation Authority Commuter Facility
    Service Contract Bonds Series L (AMBAC Insured)             7.50          2017        1,300,000       1,367,028
 New York City General Obligation Pre-Refunded Bonds
    Series A (FGIC Insured)                                     8.125         2007        1,145,000       1,178,320
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds Series A
    (Secondary MBIA Insured)                                    5.50          2023        5,000,000       4,878,450
 State Dormitory Authority State University Education Facility
    Revenue Bonds (Secondary AMBAC Insured)                     5.25          2015        2,700,000       2,681,262
 State Energy Resource & Development Authority
    Gas Facility Revenue Bonds Brooklyn Union Gas
    (MBIA Insured) A.M.T.                                       5.60          2025        4,500,000       4,357,890
 State Energy Resource & Development Authority
    Pollution Control Bonds Series 1987A (MBIA Insured)         6.15          2026        3,000,000       3,094,920
 State Energy Resource & Development Authority
    Pollution Control Refunding Revenue Bonds
    Rochester Gas & Electric (MBIA Insured) A.M.T.              6.50          2032        4,000,000       4,270,880
 State Energy Resource & Development Authority
    Solid Waste Disposal Revenue Bonds
    New York State Electric & Gas Series A
    (MBIA Insured) A.M.T.                                       5.70          2028       11,210,000      11,016,403
 State Urban Development Corporation Correctional
    Capital Facilities Lease Revenue Bonds
    Series 1995-6 (AMBAC Insured)                               5.375         2025        3,000,000       2,889,570
 State Urban Development Correctional Facilities
    Pre-Refunded Revenue Bonds Series 1 (FSA Insured)           7.50          2020        1,500,000       1,642,725
 Total                                                                                                   40,016,373

 North Carolina (2.0%)
 Charlotte Pre-Refunded Certificates of Participation
    Convention Facility Series 1991 (AMBAC Insured)             6.75          2021        3,150,000       3,505,635
 Concord Certificate of Participation Series B (MBIA Insured)   5.75          2016        1,480,000       1,501,504
 Fayetteville Financial Corporation Installment Payment
    Revenue Bonds Series 1996 (MBIA Insured)                    5.625         2014          300,000         304,164
 Pasquotank County Certificates of Participation
    Elizabeth Pasquotank Public School
    Series 1995 (MBIA Insured)                                  5.00          2020        5,000,000       4,645,550
 Total                                                                                                    9,956,853

 North Dakota (0.8%)
 Fargo Health System Meritcare Obligated Group A
    Revenue Bonds (MBIA Insured)                                5.375         2027        4,350,000       4,153,902

 Ohio (1.3%)
 Lorain County Hospital Facilities Refunding Revenue Bonds
    EMH Regional Medical Center Series 1995 (AMBAC Insured)     5.375         2021        2,000,000       1,919,920
 Lucas County Hospital Refunding Revenue Bonds
    St. Vincent Medical Center Series 1993C (MBIA Insured)      5.25          2022        1,725,000       1,617,498
 Montgomery County Hospital Facility
    Refunding Revenue & Improvement Bonds
    Kettering Medical Center (MBIA Insured)                     5.50          2026        2,500,000       2,426,025
 North Olmsted Limited General Obligation Bonds
    Series 1996 (AMBAC Insured)                                 5.00          2016          500,000         475,525
 Total                                                                                                    6,438,968

 Oklahoma (1.1%)
 McAlester Public Works Authority Oklahoma Improvement
    Refunding Revenue Bonds (FSA Insured)                       5.25       2017-18        2,470,000       2,374,248
 Moore Public Works Authority Refunding Revenue Bonds
    Series 1989 (AMBAC Insured)                                 7.60          2006        2,700,000       2,911,248
 Total                                                                                                    5,285,496

 Oregon (0.1%)
 Port of Portland Airport Revenue Bonds
    Series 1996-11 (FGIC Insured) A.M.T.                        5.625         2026          500,000         491,715

 Pennsylvania (4.8%)
 Allegheny County Airport Revenue Bonds
    Pittsburgh International Series D (FGIC Insured) A.M.T.     7.75          2019        2,300,000       2,337,444
 Allegheny County Sanitation Authority
    Sewer Revenue Bonds Series 1997 (MBIA Insured)              5.375         2024        5,000,000(i)    4,815,950
 Harrisburg Authority Dauphin County Revenue Bonds
    Series 1997-II (MBIA Insured)                               5.625         2022        2,000,000       1,990,480
 Pittsburgh Water & Sewer Authority System
    Pre-Refunded Revenue Bonds Series 1991A (FGIC Insured)      6.50          2014       10,000,000      10,966,100
 Robinson Township Municipal Authority Water & Sewer
    Revenue Bonds (FGIC Insured)                                6.00          2019        2,200,000       2,276,912
 Turnpike Commission Pre-Refunded Revenue Bonds
    Series 1989K (MBIA Insured)                                 7.50          2012        1,000,000       1,094,420
 Total                                                                                                   23,481,306

 Rhode Island (0.6%)
 Health & Education Building Corporation Higher Education
    Facility Revenue Bonds Series 1996 (MBIA Insured)           5.625         2026        3,000,000       2,943,150

 South Carolina (0.2%)
 Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds (FGIC Insured)                      6.25          2021        1,000,000       1,102,480

 Tennessee (1.2%)
 Knox County Health Education & Housing Facility Board
    Hospital Refunding Revenue Bonds Fort Sanders
    Alliance Obligation Group Series 1993 (MBIA Insured)        5.75          2014        3,750,000       3,879,712
 Metropolitan Government Nashville & Davidson County
    Sports Authority Public Improvement Revenue Bonds
    Series 1996 (AMBAC Insured)                                 5.75          2017        2,160,000       2,198,772
 Total                                                                                                    6,078,484

 Texas (19.8%)
 Austin Airport System Prior Lien Revenue Bonds Series 1995A
    (MBIA Insured) A.M.T.                                       6.125         2025        3,000,000       3,086,760
 Austin Combined Utilities System Refunding Revenue Bonds
    Series 1994 (FGIC Insured)                                  5.75          2024        8,500,000       8,544,965
 Austin Combined Utilities System Revenue Bonds
    Series 1987 (BIG Insured)                                   8.625      2012-17        1,250,000       1,473,175
 Austin Combined Utilities System Capital Appreciation
    Refunding Revenue Bonds Series 1994 Zero Coupon
    (FGIC Insured)                                              5.83          2017        5,900,000(e)    1,912,190
 Bexar County Health Facility Development Hospital
    Revenue Bonds San Antonio Baptist Memorial
    Hospital System Series 1994 (MBIA Insured)                  6.75          2019        5,000,000       5,692,550
 Brazos River Authority Collateralized Pollution Control
    Refunding Revenue Bonds Texas Utility Electric
    Series 1992C (FGIC Insured) A.M.T.                          6.70          2022       14,935,000      16,129,651
 Colorado River Municipal Water District Water System
    Pre-Refunded Revenue Bonds Series A (AMBAC Insured)         6.625         2021        8,900,000       9,554,239
 Corsicana Waterworks & Sewer System
    Refunding Revenue Bonds Series 1997A (FGIC Insured)         5.75          2022        2,075,000       2,089,089
 Georgetown Combination Tax & Utitlities System
    Limited Revenue Certificates of Obligation
    Series 1997 (FGIC Insured)                                  5.375         2017        1,000,000         988,430
 Harris County Health Facilities Development Hospital
    Revenue Bonds State Children's Hospital
    Series 1989A (MBIA Insured)                                 7.00          2019        1,500,000       1,617,585
 Harris County Public Facilities Corporation
    Detention Facility Mortgage Pre-Refunded Revenue Bonds
    (MBIA Insured)                                              7.80          2011        1,000,000       1,071,990
 Harris County Toll Road Senior Lien
    Pre-Refunded Revenue Bonds Series A (AMBAC Insured)         6.50          2017        8,170,000       9,055,873
 Hillsboro Independent School District
    Unlimited Tax School Building & Refunding Revenue Bonds
    Series 1997 (PSFG Insured)                                  5.25          2026        1,000,000         958,240
 Houston Water & Sewer System
    Junior Lien Refunding Revenue Bonds
    Series 1997A (FGIC Insured)                                 5.25          2022        7,210,000       6,879,133
 Kilgore Independent School District Unlimited Tax
    General Obligation Refunding Revenue Bonds
    Series 1997 (PSFG Insured)                                  5.375         2018          500,000(i)      491,105
 League City General Obligation
    Refunding & Improvement Bonds
    Series 1990 (FGIC Insured)                                  6.25          2013        2,500,000       2,640,050
 Matagorda County Navigation District #1
    Collateralized Pollution Control Revenue Bonds
    Central Power & Light Series 1984A (AMBAC Insured)          7.50          2014        2,500,000       2,742,325
 Matagorda County Navigation District #1 Pollution Control
    Refunding Revenue Bonds Houston Light & Power
    Series E (FGIC Insured)                                     7.20          2018        2,150,000       2,324,301
 Matagorda County Navigation District #1 Pollution Control
    Revenue Bonds Central Power & Light
    Series 1990 (AMBAC Insured) A.M.T.                          7.50          2020        2,000,000       2,161,500
 Municipal Power Agency Refunding Revenue Bonds
    Series 1991A (AMBAC Insured)                                6.75          2012        5,250,000       5,705,910
 North Central State Health Facilities Pre-Refunded Bonds
    Children's Medical Center (BIG Insured)                     7.875         2018        2,000,000       2,040,220
 Turnpike Authority Dallas North Tollway
    Pre-Refunded Revenue Bonds Series 1990
    (AMBAC Insured)                                             6.00          2020        5,000,000       5,137,800
 Turnpike Authority Dallas North Tollway Revenue Bonds
    Addison Airport Toll Tunnel Series 1994 (FGIC Insured)      6.60          2023        2,000,000       2,200,640
 University of Houston System Consolidated
    Pre-Refunded Revenue Bonds Series 1990A (MBIA Insured)      7.40          2006        3,160,000       3,403,762
 Total                                                                                                   97,901,483

 Utah (0.4%)
 Intermountain Power Authority Power Supply
    Pre-Refunded Revenue Bonds Series 1987C (AMBAC Insured)     8.375         2012          900,000         918,108
 Salt Lake City-County Airport Pre-Refunded Revenue Bonds
    Series 1989 (FGIC Insured) A.M.T.                           7.875         2018        1,000,000       1,036,390
 Total                                                                                                    1,954,498

 Virginia (3.7%)
 Chesapeake Industrial Development Authority Public
    Facilities Lease Revenue Bonds Series 1996 (MBIA Insured)   5.25          2017        1,300,000       1,254,799
 Hanover County Industrial Development Authority
    Memorial Regional Medical Center (MBIA Insured)             5.50          2025        3,800,000       3,662,934
 Loudoun County Sanitation Authority Waste & Sewer
    Refunding Revenue Bonds (MBIA Insured)                      5.25          2030        1,435,000       1,356,118
 Portsmouth Redevelopment Housing Authority
    Multi-family Housing Refunding Revenue Bonds
    (FNMA Insured)                                              6.05          2008        5,780,000       6,033,915
 Upper Occoquan Sewer Authority Regional Sewer
    Revenue Bonds Series A (MBIA Insured)                       4.75          2029        4,000,000       3,485,840
 William County Lease Certificate of Participation Bonds
    (MBIA Insured)                                              5.50          2020        2,590,000       2,526,623
 Total                                                                                                   18,320,229

 Washington (1.8%)
 Public Power Supply System Non-Refunded Revenue Bonds
    Nuclear Project #1 Series A (MBIA Insured)                  7.50          2015        3,000,000       3,247,110
 Public Power Supply System Pre-Refunded Revenue Bonds
    Nuclear Project #3 Series 1989A (BIG Insured)               7.25          2016        1,000,000       1,077,610
 Public Power Supply System Refunding Revenue Bonds
    Nuclear Project #3 Series 1989A (BIG Insured)               6.00          2018        3,000,000       3,057,630
 Spokane Regional Solid Waste Management System
    Revenue Bonds Series 1989 (AMBAC Insured) A.M.T.            7.75          2011          300,000         318,543
 Spokane Regional Solid Waste Management System
    Revenue Bonds Series 1989 (AMBAC Insured) A.M.T.            7.875         2007        1,250,000       1,329,500
 Total                                                                                                    9,030,393

 West Virginia (2.7%)
 Board of Regents Registration Fee Pre-Refunded Revenue Bonds
    Series 1989B (MBIA Insured)                                 7.40          2009        2,000,000       2,146,180
 School Building Authority Capital Improvement
    Pre-Refunded Revenue Bonds (MBIA Insured)                   7.25          2015        3,415,000       3,757,080
 School Building Authority Capital Improvement
    Revenue Bonds Series 1990B (MBIA Insured)                   6.75          2017        5,000,000       5,431,150
 State Parkway Economic Development & Tourism
    Authority Parkway Pre-Refunded Revenue Bonds
    Series 1989 (FGIC Insured)                                  7.125         2019        2,000,000       2,150,460
 Total                                                                                                   13,484,870

 Wisconsin (0.5%)
 Center District Sales Tax Appreciation Senior Dedicated Bonds
    Series A Zero Coupon (MBIA Insured)                         6.03          2017        7,400,000(e)    2,343,506

 Total municipal bonds
 (Cost: $454,600,456)                                                                                  $490,904,655


 Total investments in securities
 (Cost: $454,600,456)(j)                                                                               $490,904,655


See accompanying notes to investments in securities.

 Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                      (Unaudited)
Rating                                       06-30-97            06-30-96
--------------------------------------------------------------------------------
AAA                                            100%                100%
AA                                             --                   --
A                                              --                   --
BBB                                            --                   --
BB and below                                   --                   --
Non-rated                                      --                   --
Total                                          100%                100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
AMBAC       --   American Municipal Bond Association Corporation
BIG         --   Bond Investors Guarantee
CGIC        --   Capital Guaranty Insurance Company
FGIC        --   Financial Guarantee Insurance Corporation
FNMA         --  Federal National Mortgage Association
FSA         --   Financial Security Assurance
GNMA        --   Government National Mortgage Association
MBIA        --   Municipal Bond Investors Assurance
PSFG        --   Permanent School Fund Guarantee

(d) The following abbreviation is used in the portfolio descriptions:  A.M.T. --
Alternative Minimum Tax -- As of June 30, 1997, the value of securities subject to alternative minimum tax represented 19.4% of net assets.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1997. Inverse floaters in the aggregate represent 2.4% of the Fund's net assets as of June 30, 1997.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                             Notional amount
-------------------------------------------------------------------------------
Sales contracts

Municipal Bonds Index Sept. 1997                               $20,000,000

(i) At June 30, 1997, the cost of securities purchased on a when-issued basis was $5,332,884.

(j) At June 30, 1997, the cost of securities for federal income tax purposes was $454,217,436 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


 Unrealized appreciation.........................................$36,801,236
 Unrealized depreciation............................................(114,017)
                                                                    --------
 Net unrealized appreciation.....................................$36,687,219

                                                                 ===========

 Federal income tax information


      IDS Insured Tax-Exempt Fund



      The Fund is required by the Internal Revenue
      Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

      IDS Insured Tax-Exempt Fund
      Fiscal year ended June 30, 1997

      Class A

    Exempt-interest dividends -- taxable status explained below.

    Payable date                                                      Per share
    July 26, 1996                                                      $0.02320
    Aug. 26, 1996                                                       0.02373
    Sept. 25, 1996                                                      0.02413
    Oct. 28, 1996                                                       0.02574
    Nov. 26, 1996                                                       0.02282
    Dec. 26, 1996                                                       0.02299
    Jan. 29, 1997                                                       0.02636
    Feb. 26, 1997                                                       0.02393
    March 26, 1997                                                      0.02165
    April 28, 1997                                                      0.02598
    May 28, 1997                                                        0.02471
    June 26, 1997                                                       0.02723
    Total                                                              $0.29247

    Taxable dividend -- income distribution taxable as dividend income.
    Payable date                                                      Per share
    Dec. 26, 1996                                                      $0.00166
    Total distributions                                                 $0.29413

   Class B
    Exempt-interest dividends -- taxable status explained below.

    Payable date                                                      Per share
    July 26, 1996                                                      $0.01986
    Aug. 26, 1996                                                       0.02023
    Sept. 25, 1996                                                      0.02076
    Oct. 28, 1996                                                       0.02198
    Nov. 26, 1996                                                       0.01951
    Dec. 26, 1996                                                       0.01957
    Jan. 29, 1997                                                       0.02250
    Feb. 26, 1997                                                       0.02074
    March 26, 1997                                                      0.01849
    April 28, 1997                                                      0.02229
    May 28, 1997                                                        0.02133
    June 26, 1997                                                       0.02394
    Total                                                              $0.25120

    Taxable dividend -- income distribution taxable as dividend income.
    Payable date                                                      Per share
    Dec. 26, 1996                                                      $0.00166
   Total distributions                                                 $0.25286

   Class Y
    Exempt-interest dividends -- taxable status explained below.

    Payable date                                                      Per share
    July 26, 1996                                                      $0.02415
    Aug. 26, 1996                                                       0.02475
    Sept. 25, 1996                                                      0.02474
    Oct. 28, 1996                                                       0.02678
    Nov. 26, 1996                                                       0.02336
    Dec. 26, 1996                                                       0.02386
    Jan. 29, 1997                                                       0.02721
    Feb. 26, 1997                                                       0.02481
    March 26, 1997                                                      0.02230
    April 28, 1997                                                      0.02694
    May 28, 1997                                                        0.02535
    June 26, 1997                                                       0.02789
    Total                                                              $0.30214

    Taxable dividend -- income distribution taxable as dividend income.
    Payable date                                                      Per share
    Dec. 26, 1996                                                      $0.00166
    Total distributions                                                $0.30380

      Source of distributions

      Distributions during the fiscal year ended June 30, 1997, were derived exclusively from interest on tax-exempt securities.

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.



      Source of income by state

      Percentages of income from municipal securities earned by the Fund from various states during the fiscal year ended June 30, 1997 are listed below.

      Alabama                                                    0.789%
      Alaska                                                     1.059
      Arizona                                                    1.739
      Arkansas                                                   0.223
      California                                                12.890
      Colorado                                                   2.101
      Connecticut                                                0.204
      Delaware                                                   0.228
      Florida                                                    4.150
      Georgia                                                    2.879
      Hawaii                                                     0.044
      Illinois                                                   3.649
      Indiana                                                    2.166
      Kentucky                                                   0.115
      Louisiana                                                  2.589
      Maine                                                      0.352
      Maryland                                                   0.142
      Massachusetts                                              4.739
      Michigan                                                   3.194
      Minnesota                                                  1.940
      Mississippi                                                0.214
      Missouri                                                   0.776
      Montana                                                    2.005
      Nevada                                                     0.911
      New Hampshire                                              1.197
      New Mexico                                                 0.202
      New York                                                   7.139
      North Carolina                                             2.531
      North Dakota                                               0.217
      Ohio                                                       1.264
      Oklahoma                                                   1.431
      Oregon                                                     0.349
      Pennsylvania                                               3.777
      Rhode Island                                               0.475
      South Carolina                                             0.380
      Tennessee                                                  1.296
      Texas                                                     18.480
      Utah                                                       0.518
      Virginia                                                   3.368
      Washington                                                 1.967
      Washington, DC                                             2.982
      West Virginia                                              2.855
      Wisconsin                                                  0.474

IDS Insured Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010

Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a)  Not Applicable.
             (b)  Not Applicable.
             (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 266
PART C.        OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)     FINANCIAL STATEMENTS:

        Financial statements filed electronically as part of this post-effective amendment and included in Part B for IDS California, Massachusetts, Michigan, Minnesota, New York and
        Ohio Tax-Exempt Funds:

        o      Independent auditors' report dated Aug. 1, 1997
        o      Statement of assets and liabilities, June 30, 1997
        o      Statement of operations, year ended June 30, 1997
        o Statement of changes in net assets, for the two-year period ended June 30, 1996 and June 30, 1997
        o      Notes to financial statements
        o      Investments in securities, June 30, 1997
        o      Notes to investments in securities

        Financial statements filed electronically as part of this post-effective amendment and included in Part B for IDS Insured Tax-Exempt Fund:

        o      Independent auditors' report dated Aug. 1, 1997
        o      Statement of assets and liabilities, June 30, 1997
        o      Statement of operations, year ended June 30, 1997
        o Statement of changes in net assets, for the two-year period ended June 30, 1996 and June 30, 1997
        o      Notes to financial statements
        o      Investments in securities, June 30, 1997
        o      Notes to investments in securities

(b)  EXHIBITS:

1. Declaration of Trust, dated April 7, 1986, filed as Exhibit No. 1 to Registration Statement No. 33-5102 is incorporated herein by reference.

2. Amended By-laws dated June 8, 1989, are filed electronically herewith.

3.      Not Applicable.

4. Form of Certificate for shares of beneficial interest filed as Exhibit No. 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5102 is incorporated herein by reference.

5.      Copy of Investment Management Services Agreement between
        Registrant and American Express Financial Corporation, dated March 20, 1995, is filed electronically herewith.

6. Copy of Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, is filed electronically herewith.



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PAGE 267
7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8. Copy of Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, is filed electronically herewith.

9(a). Insurance Agreement between IDS Insured Tax-Exempt Fund and Financial Guaranty Insurance Company filed as Exhibit 9 to Pre-Effective Amendment No. 1 to Registration
               Statement No. 33-5102 is incorporated herein by reference.

9(b). Copy of Transfer Agency Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is filed electronically herewith.

9(c). Copy of Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995 is filed electronically herewith.

9(d). Copy of Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995 is filed electronically herewith.

9(e). Copy of License Agreement, dated January 25, 1988, is filed electronically herewith.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11. Independent Auditors' Consent is filed electronically herewith.

12.     None.

13.     Not Applicable.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc. Post-Effective Amendment No. 34 to Registration Statement No. 2-38355 on Sept. 8, 1986, are incorporated herein by reference.

15. Copy of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, is filed electronically herewith.

16. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22(b), filed as Exhibit 16 to Registration Statement No. 33-5102, is incorporated herein by reference.

17.     Financial Data Schedules are filed electronically herewith.



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PAGE 268
18. Copy of plan pursuant to Rule 18f-3 under the 1940 Act, filed electronically as Exhibit 18 to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 33-5102, is incorporated herein by reference.

19(a). Trustees'  Power of  Attorney  to sign  Amendments  to this  Registration
       Statement, dated January 8, 1997, is filed electronically herewith.

19(b). Officers'  Power of  Attorney  to sign  Amendments  to this  Registration
       Statement, dated November 1, 1995, is filed electronically herewith.

Item 25.  Persons Controlled by or Under Common Control with
          Registrant

          None.

Item 26.       Number of Holders of Securities

     (1)                                     (2)

                                       Number of Record
                                        Holders as of
Title of Class                          Aug. 19, 1997

IDS Insured Tax-Exempt Fund
Common Stock
   Class A                                 12,904
   Class B                                  1,120
   Class Y                                      1

IDS Massachusetts Tax-Exempt Fund
Common Stock
   Class A                                  2,388
   Class B                                    320
   Class Y                                      1

IDS Michigan Tax-Exempt Fund
Common Stock
   Class A                                  2,237
   Class B                                    169
   Class Y                                      1

IDS Minnesota Tax-Exempt Fund
Common Stock
   Class A                                 12,234
   Class B                                    961
   Class Y                                      1

IDS New York Tax-Exempt Fund
Common Stock
   Class A                                  3,519
   Class B                                    330
   Class Y                                      1



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PAGE 269
IDS Ohio Tax-Exempt Fund
Common Stock
   Class A                                  2,137
   Class B                                    152
   Class Y                                      1

Class Y shares are currently not available to new investors.

Item 27.  Indemnification

The Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he or she is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the laws of the Commonwealth of Massachusetts, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



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PAGE 270
                                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Special Tax- Exempt Series Trust, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 28th day of August, 1997.


IDS SPECIAL TAX-EXEMPT SERIES TRUST


By    /s/ William R. Pearce**
          William R. Pearce, President

By
          Melinda S. Urion, Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of August, 1997.

Signature                                  Capacity


/s/ William R. Pearce**                    President, Chief
    William R. Pearce                      Executive Officer
                                           and Trustee

/s/ H. Brewster Atwater, Jr.               Trustee
    H. Brewster Atwater, Jr.

/s/Lynne V. Cheney*                        Trustee
    Lynn V. Cheney


/s/ William H. Dudley*                     Trustee
    William H. Dudley


/s/ Robert F. Froehlke*                    Trustee
    Robert F. Froehlke


/s/ David R. Hubers*                       Trustee
    David R. Hubers


/s/ Heinz F. Hutter*                       Trustee
    Heinz F. Hutter


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PAGE 271
Signature                                  Capacity


/s/ Anne P. Jones*                         Trustee
    Anne P. Jones


/s/ Melvin R. Laird*                       Trustee
    Melvin R. Laird


/s/ Alan K. Simpson*                       Trustee
    Alan K. Simpson


/s/ Edson W. Spencer*                      Trustee
    Edson W. Spencer


/s/ John R. Thomas*                        Trustee
    John R. Thomas


/s/ Wheelock Whitney*                      Trustee
    Wheelock Whitney


/s/  C. Angus Wurtele*                     Trustee
     C. Angus Wurtele


*Signed pursuant to Trustees' Power of Attorney, dated January 8, 1997, filed electronically herewith as Exhibit 19(a), by:




Leslie L. Ogg


**Signed pursuant to Officers' Power of Attorney, dated November 1, 1995, filed electronically herewith as Exhibit 19(b), by:




Leslie L. Ogg




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PAGE 272
CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 29
TO REGISTRATION STATEMENT NO. 33-5102

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

The cross-reference page.

PART A

     Prospectus for IDS California, Massachusetts, Michigan,
     Minnesota, New York and Ohio Tax-Exempt Funds.

     Prospectus for IDS Insured Tax-Exempt Fund.

PART B

     Statement of Additional Information for IDS California,
     Massachusetts, Michigan, Minnesota, New York and Ohio Tax-
     Exempt Funds.

     Statement of Additional Information for IDS Insured Tax-Exempt
     Fund.

     Financial statements.

PART C

     Other information.

The signatures.